UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2023

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches its target date, with bond and equity-income funds increasing after the target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2023. The expense ratios are as of each fund’s prospectus available at the time of publication. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios

Class R-6 shares
American Funds® 2065 Target Date Retirement Fund	–7.15%	—	—	13.77%	0.38%
American Funds 2060 Target Date Retirement Fund®	–7.22	7.01%	—	7.94	0.38
American Funds 2055 Target Date Retirement Fund®	–7.11	7.07	9.08%	9.71	0.38
American Funds 2050 Target Date Retirement Fund®	–6.93	7.20	9.14	7.25	0.38
American Funds 2045 Target Date Retirement Fund®	–6.72	7.24	9.14	7.24	0.37
American Funds 2040 Target Date Retirement Fund®	–6.45	7.20	9.05	7.19	0.36
American Funds 2035 Target Date Retirement Fund®	–6.10	6.86	8.73	6.99	0.35
American Funds 2030 Target Date Retirement Fund®	–5.45	6.03	7.96	6.54	0.33
American Funds 2025 Target Date Retirement Fund®	–4.99	5.51	7.16	5.96	0.32
American Funds 2020 Target Date Retirement Fund®	–4.51	4.99	6.29	5.33	0.30
American Funds 2015 Target Date Retirement Fund®	–4.27	4.78	5.76	5.07	0.30
American Funds 2010 Target Date Retirement Fund®	–3.68	4.54	5.30	4.79	0.28

Class A shares
American Funds® 2065 Target Date Retirement Fund	–12.82%	—	—	11.15%	0.77%
American Funds 2060 Target Date Retirement Fund®	–12.85	5.40%	—	6.78	0.72
American Funds 2055 Target Date Retirement Fund®	–12.74	5.46	8.08%	8.87	0.72
American Funds 2050 Target Date Retirement Fund®	–12.51	5.59	8.16	6.52	0.72
American Funds 2045 Target Date Retirement Fund®	–12.37	5.62	8.15	6.51	0.71
American Funds 2040 Target Date Retirement Fund®	–12.11	5.58	8.04	6.45	0.70
American Funds 2035 Target Date Retirement Fund®	–11.79	5.25	7.73	6.26	0.69
American Funds 2030 Target Date Retirement Fund®	–11.14	4.42	6.97	5.80	0.67
American Funds 2025 Target Date Retirement Fund®	–10.71	3.91	6.18	5.22	0.67
American Funds 2020 Target Date Retirement Fund®	–10.30	3.39	5.29	4.59	0.64
American Funds 2015 Target Date Retirement Fund®	–10.10	3.21	4.78	4.32	0.63
American Funds 2010 Target Date Retirement Fund®	–9.58	2.94	4.32	4.04	0.63

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020; 2060 Fund, which commenced operations on March 27, 2015; and 2055 Fund, which commenced operations on February 1, 2010.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Target Date Retirement Series for the periods ended April 30, 2023, are shown in the table below, as well as results of each fund’s benchmark.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, refer to capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment approach for American Funds Target Date Retirement Series

5	Investment portfolios

31	Financial statements

42	Notes to financial statements

70	Financial highlights

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested for Class R-6 and A shares

Past results are not predictive of results in future periods.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	10.99%	2.57%	—	—	13.85%[1]
Class A shares	10.73	2.14	—	—	13.43	[1]
S&P Target Date 2065+ Index	11.57	2.76	—	—	15.50	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	10.99	2.54	7.17%	—	8.03	[2]
Class A shares	10.82	2.23	6.82	—	7.67	[2]
S&P Target Date 2060 Index	11.71	2.79	7.00	—	7.50	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	10.95	2.61	7.23	8.92%	9.763
Class A shares	10.78	2.26	6.88	8.58	9.413
S&P Target Date 2055 Index	11.66	2.76	6.95	8.22	9.253

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	10.80	2.64	7.36	9.01	7.30
Class A shares	10.64	2.32	7.01	8.65	6.96
S&P Target Date 2050 Index	11.61	2.72	6.90	8.11	6.22

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	10.65	2.60	7.41	8.99	7.30
Class A shares	10.43	2.27	7.05	8.64	6.95
S&P Target Date 2045 Index	11.47	2.69	6.79	7.91	6.08

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	10.45	2.58	7.36	8.90	7.24
Class A shares	10.28	2.20	7.00	8.54	6.89
S&P Target Date 2040 Index	11.09	2.54	6.54	7.63	5.99

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	9.73	2.10	7.02	8.57	7.03
Class A shares	9.56	1.77	6.66	8.21	6.69
S&P Target Date 2035 Index	10.41	2.37	6.11	7.21	5.76

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	9.03	1.75	6.19	7.80	6.58
Class A shares	8.93	1.41	5.83	7.44	6.23
S&P Target Date 2030 Index	9.53	2.26	5.55	6.61	5.47

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	8.42	1.43	5.71	7.01	6.00
Class A shares	8.17	1.08	5.34	6.65	5.65
S&P Target Date 2025 Index	8.79	2.08	5.03	6.01	5.19

Refer to page 3 for footnotes.

2	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	7.75%	1.18%	5.18%	6.16%	5.38%
Class A shares	7.50	0.83	4.82	5.80	5.02
S&P Target Date 2020 Index	8.52	1.68	4.39	5.34	4.84

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	7.25	0.96	5.00	5.64	5.11
Class A shares	7.08	0.69	4.64	5.28	4.74
S&P Target Date 2015 Index	7.78	1.59	4.25	4.91	4.61

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	6.92	1.07	4.75	5.19	4.83
Class A shares	6.74	0.70	4.38	4.83	4.47
S&P Target Date 2010 Index	7.79	1.76	3.99	4.35	4.28
S&P 500 Index	8.63	2.66	11.45	12.20	8.91
MSCI All Country World Index (ACWI) ex USA	20.65	3.05	2.50	3.97	2.79
Bloomberg U.S. Aggregate Index	6.91	–0.43	1.18	1.32	3.11

The Standard & Poor’s 500 Index is a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free-float-adjusted, market-capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the funds have lagged their respective indexes.

The S&P Target Date indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds and short-term investments that reflect reductions in potential risk over time. The S&P 500 and S&P Target Date indexes are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.

American Funds Target Date Retirement Series	3

Investment approach for
American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 5 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner.

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of April 30, 2023, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations. For quarterly updates of fund allocations, visit americanfundsretirement.com.

4	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	2,383,622	$125,808
SMALLCAP World Fund, Inc., Class R-6	2,015,824	125,808
AMCAP Fund, Class R-6[1]	2,571,249	88,065
The Growth Fund of America, Class R-6	1,586,762	88,065
The New Economy Fund, Class R-6	1,299,128	62,904
New World Fund, Inc., Class R-6	701,464	50,323
EuroPacific Growth Fund, Class R-6	462,188	25,161
		566,134

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	2,044,174	113,227
Fundamental Investors, Class R-6	1,747,597	113,227
Washington Mutual Investors Fund, Class R-6	1,884,405	100,646
The Investment Company of America, Class R-6	1,971,023	88,065
American Mutual Fund, Class R-6	1,269,501	62,904
		478,069

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	2,201,999	75,485
American Balanced Fund, Class R-6	2,527,102	75,484
		150,969

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	5,024,264	62,904

Total investment securities 100% (cost: $1,306,570,000)		1,258,076
Other assets less liabilities 0%		(243)

Net assets 100%		$1,257,833

American Funds Target Date Retirement Series	5

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$77,006	$39,566	$1,024	$(35)	$10,295	$125,808	$990	$2,723
SMALLCAP World Fund, Inc., Class R-6	77,033	41,327	620	(23)	8,091	125,808	285	—
AMCAP Fund, Class R-6[1]	53,902	26,571	413	(16)	8,021	88,065	—	—
The Growth Fund of America, Class R-6	53,902	30,410	561	(21)	4,335	88,065	414	2,133
The New Economy Fund, Class R-6	38,499	19,312	325	(12)	5,430	62,904	137	—
New World Fund, Inc., Class R-6	30,819	14,826	215	(9)	4,902	50,323	458	—
EuroPacific Growth Fund, Class R-6	15,396	6,813	196	(8)	3,156	25,161	250	—
						566,134
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	69,170	34,218	592	(27)	10,458	113,227	1,014	—
Fundamental Investors, Class R-6	69,169	37,749	554	(24)	6,887	113,227	989	1,058
Washington Mutual Investors Fund, Class R-6	61,844	36,646	188	(7)	2,351	100,646	995	973
The Investment Company of America, Class R-6	53,765	29,116	319	(12)	5,515	88,065	608	1,893
American Mutual Fund, Class R-6	38,699	23,597	59	(2)	669	62,904	622	1,204
						478,069
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	46,204	24,007	302	(12)	5,588	75,485	488	—
American Balanced Fund, Class R-6	46,204	26,266	145	(6)	3,165	75,484	651	—
						150,969
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,535	22,893	344	(60)	1,880	62,904	778	—
Total 100%				$(274)	$80,743	$1,258,076	$8,679	$9,984

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	15,367,366	$811,090
SMALLCAP World Fund, Inc., Class R-6	12,996,148	811,089
The Growth Fund of America, Class R-6	10,251,891	568,980
AMCAP Fund, Class R-6[1]	16,577,891	567,793
The New Economy Fund, Class R-6	8,373,574	405,448
New World Fund, Inc., Class R-6	4,520,392	324,293
EuroPacific Growth Fund, Class R-6	2,976,712	162,052
		3,650,745

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	13,179,188	729,995
Fundamental Investors, Class R-6	11,267,097	729,995
Washington Mutual Investors Fund, Class R-6	12,148,730	648,864
The Investment Company of America, Class R-6	12,724,702	568,540
American Mutual Fund, Class R-6	8,182,251	405,430
		3,082,824

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	14,197,760	486,699
American Balanced Fund, Class R-6	16,293,834	486,697
		973,396

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	32,443,488	406,193

Total investment securities 100% (cost: $8,127,912,000)		8,113,158
Other assets less liabilities 0%		(1,182)

Net assets 100%		$8,111,976

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$624,585	$112,609	$—	$—	$73,896	$811,090	$7,611	$20,920
SMALLCAP World Fund, Inc., Class R-6	628,321	122,827	1,822	(882)	62,645	811,089	2,191	—
The Growth Fund of America, Class R-6	437,002	104,734	1,730	(879)	29,853	568,980	3,174	16,350
AMCAP Fund, Class R-6[1]	437,003	74,840	1,578	(37)	57,565	567,793	—	—
The New Economy Fund, Class R-6	311,947	54,850	461	(196)	39,308	405,448	1,054	—
New World Fund, Inc., Class R-6	249,589	37,447	—	—	37,257	324,293	3,528	—
EuroPacific Growth Fund, Class R-6	124,357	14,132	199	(2)	23,764	162,052	1,960	—
						3,650,745
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	558,013	94,682	1,027	(241)	78,568	729,995	7,412	—
Fundamental Investors, Class R-6	563,250	119,185	1,916	(501)	49,977	729,995	7,263	8,108
Washington Mutual Investors Fund, Class R-6	505,955	128,300	2,173	(305)	17,087	648,864	7,271	7,487
The Investment Company of America, Class R-6	435,940	95,775	1,755	(380)	38,960	568,540	4,372	14,619
American Mutual Fund, Class R-6	315,780	86,179	959	(64)	4,494	405,430	4,520	9,258
						3,082,824
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	374,701	71,779	1,614	(334)	42,167	486,699	3,508	—
American Balanced Fund, Class R-6	374,692	89,780	1,361	(223)	23,809	486,697	4,775	—
						973,396
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	311,623	82,956	2,198	(43)	13,855	406,193	5,522	—
Total 100%				$(4,087)	$593,205	$8,113,158	$64,161	$76,742

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	26,347,402	$1,390,616
SMALLCAP World Fund, Inc., Class R-6	22,281,940	1,390,616
The Growth Fund of America, Class R-6	18,922,751	1,050,213
AMCAP Fund, Class R-6[1]	30,596,642	1,047,935
The New Economy Fund, Class R-6	15,433,451	747,288
New World Fund, Inc., Class R-6	8,331,148	597,676
EuroPacific Growth Fund, Class R-6	5,482,258	298,454
American Funds Global Insight Fund, Class R-6	10,377,631	208,487
		6,731,285

Growth-and-income funds 38%
Fundamental Investors, Class R-6	20,781,746	1,346,449
Capital World Growth and Income Fund, Class R-6	24,288,478	1,345,339
Washington Mutual Investors Fund, Class R-6	22,384,916	1,195,578
The Investment Company of America, Class R-6	21,150,799	945,018
American Mutual Fund, Class R-6	17,187,121	851,622
		5,684,006

Balanced funds 12%
American Balanced Fund, Class R-6	30,037,954	897,234
American Funds Global Balanced Fund, Class R-6	26,166,373	896,983
		1,794,217

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	60,032,937	751,612

Total investment securities 100% (cost: $14,594,757,000)		14,961,120
Other assets less liabilities 0%		(2,164)

Net assets 100%		$14,958,956

American Funds Target Date Retirement Series	9

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$1,138,938	$120,209	$317	$(130)	$131,916	$1,390,616	$13,691	$37,656
SMALLCAP World Fund, Inc., Class R-6	1,147,724	133,838	2,096	(840)	111,990	1,390,616	3,949	—
The Growth Fund of America, Class R-6	847,611	151,188	1,929	(986)	54,329	1,050,213	6,076	31,296
AMCAP Fund, Class R-6[1]	847,552	93,302	1,109	(24)	108,214	1,047,935	—	—
The New Economy Fund, Class R-6	604,839	69,092	327	(13)	73,697	747,288	2,017	—
New World Fund, Inc., Class R-6	484,183	48,883	6,617	(22)	71,249	597,676	6,844	—
EuroPacific Growth Fund, Class R-6	240,694	16,796	4,302	(205)	45,471	298,454	3,793	—
American Funds Global Insight Fund, Class R-6	143,955	42,136	—	—	22,396	208,487	2,220	—
						6,731,285
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,094,851	162,565	4,642	(1,083)	94,758	1,346,449	13,793	15,538
Capital World Growth and Income Fund, Class R-6	1,083,652	114,977	2,942	(90)	149,742	1,345,339	14,142	—
Washington Mutual Investors Fund, Class R-6	984,118	184,660	5,011	(562)	32,373	1,195,578	13,785	14,346
The Investment Company of America, Class R-6	781,782	101,321	3,733	(645)	66,293	945,018	7,521	25,600
American Mutual Fund, Class R-6	688,958	155,611	2,616	(173)	9,842	851,622	9,626	19,858
						5,684,006
Balanced funds 12%
American Balanced Fund, Class R-6	724,707	127,889	187	(23)	44,848	897,234	9,073	—
American Funds Global Balanced Fund, Class R-6	724,559	99,004	6,430	(516)	80,366	896,983	6,646	—
						1,794,217
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	600,483	131,003	6,417	(82)	26,625	751,612	10,399	—
Total 100%				$(5,394)	$1,124,109	$14,961,120	$123,575	$144,294

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	38,773,408	$2,046,460
SMALLCAP World Fund, Inc., Class R-6	30,240,876	1,887,333
The Growth Fund of America, Class R-6	28,803,975	1,598,621
AMCAP Fund, Class R-6[1]	46,573,334	1,595,137
The New Economy Fund, Class R-6	20,180,752	977,152
New World Fund, Inc., Class R-6	10,451,770	749,810
American Funds Global Insight Fund, Class R-6	30,512,770	613,001
EuroPacific Growth Fund, Class R-6	8,333,924	453,699
		9,921,213

Growth-and-income funds 37%
Fundamental Investors, Class R-6	29,172,849	1,890,109
Capital World Growth and Income Fund, Class R-6	34,055,963	1,886,360
Washington Mutual Investors Fund, Class R-6	34,044,671	1,818,326
American Mutual Fund, Class R-6	30,716,054	1,521,980
The Investment Company of America, Class R-6	27,113,046	1,211,411
		8,328,186

Equity-income funds 3%
Capital Income Builder, Class R-6	4,885,935	317,634
The Income Fund of America, Class R-6	13,803,380	317,616
		635,250

Balanced funds 12%
American Balanced Fund, Class R-6	51,028,465	1,524,220
American Funds Global Balanced Fund, Class R-6	35,169,568	1,205,613
		2,729,833

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	91,297,893	1,143,050

Total investment securities 100% (cost: $21,645,852,000)		22,757,532
Other assets less liabilities 0%		(3,825)

Net assets 100%		$22,753,707

American Funds Target Date Retirement Series	11

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,703,770	$147,343	$—	$—	$195,347	$2,046,460	$20,445	$56,233
SMALLCAP World Fund, Inc., Class R-6	1,607,001	144,113	18,301	(9,483)	164,003	1,887,333	5,488	—
The Growth Fund of America, Class R-6	1,324,090	193,601	—	—	80,930	1,598,621	9,440	48,625
AMCAP Fund, Class R-6[1]	1,324,294	104,494	—	—	166,349	1,595,137	—	—
The New Economy Fund, Class R-6	830,163	47,845	—	—	99,144	977,152	2,754	—
New World Fund, Inc., Class R-6	642,555	25,328	11,674	(1,004)	94,605	749,810	9,083	—
American Funds Global Insight Fund, Class R-6	490,640	51,239	1,021	(20)	72,163	613,001	7,566	—
EuroPacific Growth Fund, Class R-6	374,622	16,009	6,916	(393)	70,377	453,699	5,903	—
						9,921,213
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,588,110	167,247	—	—	134,752	1,890,109	19,719	22,309
Capital World Growth and Income Fund, Class R-6	1,563,608	107,853	—	—	214,899	1,886,360	20,256	—
Washington Mutual Investors Fund, Class R-6	1,582,129	196,905	10,427	(1,272)	50,991	1,818,326	21,546	22,708
American Mutual Fund, Class R-6	1,313,341	204,446	13,469	(306)	17,968	1,521,980	17,778	37,306
The Investment Company of America, Class R-6	1,010,488	115,632	—	—	85,291	1,211,411	9,695	32,879
						8,328,186
Equity-income funds 3%
Capital Income Builder, Class R-6	222,945	78,968	2,397	(233)	18,351	317,634	5,734	—
The Income Fund of America, Class R-6	223,553	93,379	2,040	(263)	2,987	317,616	5,232	8,289
						635,250
Balanced funds 12%
American Balanced Fund, Class R-6	1,244,633	205,298	2,246	(272)	76,807	1,524,220	15,487	—
American Funds Global Balanced Fund, Class R-6	1,016,300	89,773	11,452	(1,683)	112,675	1,205,613	9,193	—
						2,729,833
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	931,805	182,566	12,272	(188)	41,139	1,143,050	15,999	—
Total 100%				$(15,117)	$1,698,778	$22,757,532	$201,318	$228,349

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 41%	Shares	Value (000)
New Perspective Fund, Class R-6	37,530,407	$1,980,855
SMALLCAP World Fund, Inc., Class R-6	30,321,016	1,892,334
The Growth Fund of America, Class R-6	32,764,336	1,818,421
AMCAP Fund, Class R-6[1]	52,975,648	1,814,416
The New Economy Fund, Class R-6	21,307,811	1,031,724
American Funds Global Insight Fund, Class R-6	47,499,967	954,274
New World Fund, Inc., Class R-6	10,773,167	772,867
EuroPacific Growth Fund, Class R-6	9,436,327	513,714
		10,778,605

Growth-and-income funds 35%
Fundamental Investors, Class R-6	32,014,395	2,074,213
Capital World Growth and Income Fund, Class R-6	37,341,585	2,068,350
Washington Mutual Investors Fund, Class R-6	35,364,882	1,888,838
American Mutual Fund, Class R-6	36,524,975	1,809,813
The Investment Company of America, Class R-6	25,141,404	1,123,318
		8,964,532

Equity-income funds 6%
The Income Fund of America, Class R-6	38,246,067	880,042
Capital Income Builder, Class R-6	10,746,340	698,620
		1,578,662

Balanced funds 13%
American Balanced Fund, Class R-6	66,871,598	1,997,455
American Funds Global Balanced Fund, Class R-6	37,698,704	1,292,311
		3,289,766

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	104,134,932	1,303,769

Total investment securities 100% (cost: $24,427,692,000)		25,915,334
Other assets less liabilities 0%		(3,923)

Net assets 100%		$25,911,411

American Funds Target Date Retirement Series	13

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
New Perspective Fund, Class R-6	$1,704,745	$91,425	$7,616	$(1,731)	$194,032	$1,980,855	$20,457	$56,266
SMALLCAP World Fund, Inc., Class R-6	1,627,934	124,444	16,288	(7,564)	163,808	1,892,334	5,549	—
The Growth Fund of America, Class R-6	1,529,458	199,499	2,822	(1,433)	93,719	1,818,421	10,848	55,879
AMCAP Fund, Class R-6[1]	1,529,458	95,794	1,381	(30)	190,575	1,814,416	—	—
The New Economy Fund, Class R-6	872,131	55,621	—	—	103,972	1,031,724	2,869	—
American Funds Global Insight Fund, Class R-6	784,576	63,061	7,758	(152)	114,547	954,274	12,099	—
New World Fund, Inc., Class R-6	653,603	39,277	15,297	(2,412)	97,696	772,867	9,239	—
EuroPacific Growth Fund, Class R-6	433,832	12,243	12,722	(2,324)	82,685	513,714	6,836	—
						10,778,605
Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,688,343	240,080	—	—	145,790	2,074,213	21,104	23,609
Capital World Growth and Income Fund, Class R-6	1,662,194	176,314	—	—	229,842	2,068,350	21,799	—
Washington Mutual Investors Fund, Class R-6	1,753,464	107,646	25,832	(3,157)	56,717	1,888,838	23,422	25,167
American Mutual Fund, Class R-6	1,654,330	149,042	14,942	(339)	21,722	1,809,813	21,980	46,993
The Investment Company of America, Class R-6	946,834	97,552	—	—	78,932	1,123,318	8,990	30,464
						8,964,532
Equity-income funds 6%
The Income Fund of America, Class R-6	696,826	183,616	8,237	(1,083)	8,920	880,042	15,667	25,384
Capital Income Builder, Class R-6	563,244	99,628	7,899	(841)	44,488	698,620	13,965	—
						1,578,662
Balanced funds 13%
American Balanced Fund, Class R-6	1,654,782	246,443	5,337	(872)	102,439	1,997,455	20,455	—
American Funds Global Balanced Fund, Class R-6	1,082,234	105,736	14,098	(1,681)	120,120	1,292,311	9,798	—
						3,289,766
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,072,905	198,240	14,538	(221)	47,383	1,303,769	18,307	—
Total 100%				$(23,840)	$1,897,387	$25,915,334	$243,384	$263,762

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,202,698	$2,231,250
AMCAP Fund, Class R-6[1]	65,009,474	2,226,575
New Perspective Fund, Class R-6	42,006,901	2,217,124
SMALLCAP World Fund, Inc., Class R-6	31,942,998	1,993,563
American Funds Global Insight Fund, Class R-6	62,919,219	1,264,047
The New Economy Fund, Class R-6	26,019,022	1,259,841
New World Fund, Inc., Class R-6	10,374,301	744,252
EuroPacific Growth Fund, Class R-6	4,582,261	249,458
		12,186,110

Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,120,712	2,340,261
Capital World Growth and Income Fund, Class R-6	42,134,608	2,333,836
American Mutual Fund, Class R-6	44,925,946	2,226,081
Washington Mutual Investors Fund, Class R-6	37,775,021	2,017,564
The Investment Company of America, Class R-6	28,536,175	1,274,996
International Growth and Income Fund, Class R-6	12,358,076	430,679
		10,623,417

Equity-income funds 7%
The Income Fund of America, Class R-6	55,452,190	1,275,955
Capital Income Builder, Class R-6	14,719,745	956,930
		2,232,885

Balanced funds 13%
American Balanced Fund, Class R-6	85,494,783	2,553,729
American Funds Global Balanced Fund, Class R-6	46,463,604	1,592,772
		4,146,501

Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	127,802,441	1,600,087
American Funds Inflation Linked Bond Fund, Class R-6	71,121,200	666,406
American Funds Multi-Sector Income Fund, Class R-6	49,130,270	447,085
		2,713,578

Total investment securities 100% (cost: $29,694,491,000)		31,902,491
Other assets less liabilities 0%		(4,675)

Net assets 100%		$31,897,816

American Funds Target Date Retirement Series	15

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$1,896,655	$220,146	$—	$—	$114,449	$2,231,250	$13,427	$69,162
AMCAP Fund, Class R-6[1]	1,899,938	91,565	—	—	235,072	2,226,575	—	—
New Perspective Fund, Class R-6	1,895,390	107,509	—	—	214,225	2,217,124	22,745	62,558
SMALLCAP World Fund, Inc., Class R-6	1,751,840	88,564	12,872	(5,767)	171,798	1,993,563	5,955	—
American Funds Global Insight Fund, Class R-6	1,091,409	16,831	1,143	(23)	156,973	1,264,047	16,831	—
The New Economy Fund, Class R-6	1,077,403	54,183	—	—	128,255	1,259,841	3,544	—
New World Fund, Inc., Class R-6	643,738	9,099	2,427	(829)	94,671	744,252	9,100	—
EuroPacific Growth Fund, Class R-6	237,941	3,749	34,991	2,849	39,910	249,458	3,749	—
						12,186,110
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,054,721	115,588	495	(157)	170,604	2,340,261	25,048	28,585
Capital World Growth and Income Fund, Class R-6	2,029,094	81,439	51,528	(10,997)	285,828	2,333,836	25,851	—
American Mutual Fund, Class R-6	1,943,236	256,569	—	—	26,276	2,226,081	26,360	55,199
Washington Mutual Investors Fund, Class R-6	1,796,087	182,050	16,394	(1,207)	57,028	2,017,564	24,345	25,779
The Investment Company of America, Class R-6	1,096,514	87,877	—	—	90,605	1,274,996	10,309	35,280
International Growth and Income Fund, Class R-6	296,549	66,552	—	—	67,578	430,679	3,576	3,835
						10,623,417
Equity-income funds 7%
The Income Fund of America, Class R-6	1,094,098	171,550	2,014	(39)	12,360	1,275,955	23,838	39,190
Capital Income Builder, Class R-6	816,592	87,849	10,094	(606)	63,189	956,930	19,800	—
						2,232,885
Balanced funds 13%
American Balanced Fund, Class R-6	2,174,152	247,378	—	—	132,199	2,553,729	26,568	—
American Funds Global Balanced Fund, Class R-6	1,348,557	105,142	7,980	(1,934)	148,987	1,592,772	12,093	—
						4,146,501
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	1,355,199	199,929	13,495	(618)	59,072	1,600,087	22,737	—
American Funds Inflation Linked Bond Fund, Class R-6	481,531	199,465	2,119	(427)	(12,044)	666,406	31,992	—
American Funds Multi-Sector Income Fund, Class R-6	317,731	115,644	—	—	13,710	447,085	11,022	—
						2,713,578
Total 100%				$(19,755)	$2,270,745	$31,902,491	$338,890	$319,588

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 28%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,658,890	$2,256,569
AMCAP Fund, Class R-6[1]	65,336,873	2,237,788
SMALLCAP World Fund, Inc., Class R-6	26,653,840	1,663,466
New Perspective Fund, Class R-6	31,369,571	1,655,686
American Funds Global Insight Fund, Class R-6	71,655,459	1,439,558
The New Economy Fund, Class R-6	12,161,859	588,877
New World Fund, Inc., Class R-6	4,321,860	310,050
		10,151,994

Growth-and-income funds 32%
American Mutual Fund, Class R-6	50,557,171	2,505,108
Capital World Growth and Income Fund, Class R-6	45,160,210	2,501,424
Fundamental Investors, Class R-6	35,082,211	2,272,977
Washington Mutual Investors Fund, Class R-6	35,732,354	1,908,465
The Investment Company of America, Class R-6	31,976,124	1,428,693
International Growth and Income Fund, Class R-6	20,694,295	721,196
		11,337,863

Equity-income funds 7%
The Income Fund of America, Class R-6	59,891,028	1,378,093
Capital Income Builder, Class R-6	19,362,044	1,258,726
		2,636,819

Balanced funds 13%
American Balanced Fund, Class R-6	93,850,814	2,803,324
American Funds Global Balanced Fund, Class R-6	50,647,478	1,736,195
		4,539,519

Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	141,848,227	1,775,940
American Funds Inflation Linked Bond Fund, Class R-6	166,505,577	1,560,157
American Funds Mortgage Fund, Class R-6	135,318,598	1,239,518
American Funds Multi-Sector Income Fund, Class R-6	104,542,037	951,332

American Funds Target Date Retirement Series	17

American Funds 2035 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	58,021,933	$734,558
American Funds Strategic Bond Fund, Class R-6	49,776,173	483,327
Capital World Bond Fund, Class R-6	29,292,523	483,327
		7,228,159

Total investment securities 100% (cost: $33,690,248,000)		35,894,354
Other assets less liabilities 0%		(5,659)

Net assets 100%		$35,888,695

18	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 28%
The Growth Fund of America, Class R-6	$1,968,347	$171,212	$—	$—	$117,010	$2,256,569	$13,439	$69,227
AMCAP Fund, Class R-6[1]	1,975,490	25,208	—	—	237,090	2,237,788	—	—
SMALLCAP World Fund, Inc., Class R-6	1,517,749	5,159	—	—	140,558	1,663,466	5,159	—
New Perspective Fund, Class R-6	1,460,415	65,726	32,462	(9,025)	171,032	1,655,686	17,525	48,201
American Funds Global Insight Fund, Class R-6	1,241,721	19,148	—	—	178,689	1,439,558	19,148	—
The New Economy Fund, Class R-6	539,327	1,748	13,906	(4,660)	66,368	588,877	1,748	—
New World Fund, Inc., Class R-6	267,296	3,778	—	—	38,976	310,050	3,778	—
						10,151,994
Growth-and-income funds 32%
American Mutual Fund, Class R-6	2,220,564	253,372	—	—	31,172	2,505,108	29,928	63,077
Capital World Growth and Income Fund, Class R-6	2,180,047	70,878	45,803	(8,677)	304,979	2,501,424	27,677	—
Fundamental Investors, Class R-6	2,034,605	78,754	7,338	(2,253)	169,209	2,272,977	24,665	28,306
Washington Mutual Investors Fund, Class R-6	1,737,236	139,813	23,372	(1,900)	56,688	1,908,465	23,340	24,934
The Investment Company of America, Class R-6	1,253,432	72,627	—	—	102,634	1,428,693	11,627	40,329
International Growth and Income Fund, Class R-6	607,722	14,579	31,743	(6,401)	137,039	721,196	6,720	7,859
						11,337,863
Equity-income funds 7%
The Income Fund of America, Class R-6	1,238,783	124,919	—	—	14,391	1,378,093	26,629	44,372
Capital Income Builder, Class R-6	1,107,037	66,541	—	—	85,148	1,258,726	26,680	—
						2,636,819
Balanced funds 13%
American Balanced Fund, Class R-6	2,476,652	177,058	—	—	149,614	2,803,324	29,745	—
American Funds Global Balanced Fund, Class R-6	1,530,205	39,814	—	—	166,176	1,736,195	13,486	—
						4,539,519
Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	1,529,869	180,290	—	—	65,781	1,775,940	25,562	—
American Funds Inflation Linked Bond Fund, Class R-6	1,284,802	310,774	—	—	(35,419)	1,560,157	85,210	—
American Funds Mortgage Fund, Class R-6	907,761	288,656	—	—	43,101	1,239,518	20,170	—
American Funds Multi-Sector Income Fund, Class R-6	787,183	131,565	—	—	32,584	951,332	25,771	—
Intermediate Bond Fund of America, Class R-6	534,572	180,633	—	—	19,353	734,558	10,023	—
American Funds Strategic Bond Fund, Class R-6[3]	348,018	124,463	208	—	11,054	483,327	15,754	—
Capital World Bond Fund, Class R-6[3]	348,018	106,731	6,475	1,951	33,102	483,327	(1,122)	—
						7,228,159
Total 100%				$(30,965)	$2,336,329	$35,894,354	$462,662	$326,305

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 19%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	70,229,151	$2,405,349
The Growth Fund of America, Class R-6	34,625,862	1,921,735
American Funds Global Insight Fund, Class R-6	69,564,250	1,397,546
SMALLCAP World Fund, Inc., Class R-6	17,428,925	1,087,739
New Perspective Fund, Class R-6	18,614,607	982,479
		7,794,848

Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	50,906,228	2,819,696
American Mutual Fund, Class R-6	56,016,160	2,775,600
Washington Mutual Investors Fund, Class R-6	36,659,574	1,957,988
Fundamental Investors, Class R-6	26,283,515	1,702,909
The Investment Company of America, Class R-6	31,216,108	1,394,736
International Growth and Income Fund, Class R-6	24,135,451	841,120
		11,492,049

Equity-income funds 8%
Capital Income Builder, Class R-6	24,158,904	1,570,570
The Income Fund of America, Class R-6	68,148,629	1,568,100
		3,138,670

Balanced funds 13%
American Balanced Fund, Class R-6	105,926,086	3,164,012
American Funds Global Balanced Fund, Class R-6	57,611,831	1,974,934
		5,138,946

Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	241,300,143	2,260,982
American Funds Mortgage Fund, Class R-6	217,147,347	1,989,070
U.S. Government Securities Fund, Class R-6	158,843,893	1,988,725
The Bond Fund of America, Class R-6	167,013,461	1,942,366
Intermediate Bond Fund of America, Class R-6	137,454,311	1,740,172
American Funds Multi-Sector Income Fund, Class R-6	129,452,413	1,178,017
Capital World Bond Fund, Class R-6	48,018,763	792,310
American Funds Strategic Bond Fund, Class R-6	81,183,617	788,293
		12,679,935

Total investment securities 100% (cost: $38,531,787,000)		40,244,448
Other assets less liabilities 0%		(6,226)

Net assets 100%		$40,238,222

20	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19%
AMCAP Fund, Class R-6[1]	$2,134,024	$16,303	$—	$—	$255,022	$2,405,349	$—	$—
The Growth Fund of America, Class R-6	1,718,681	105,101	188	(68)	98,209	1,921,735	11,623	59,869
American Funds Global Insight Fund, Class R-6	1,231,370	18,989	29,084	(2,479)	178,750	1,397,546	18,989	—
SMALLCAP World Fund, Inc., Class R-6	1,028,293	3,496	39,468	(18,069)	113,487	1,087,739	3,495	—
New Perspective Fund, Class R-6	849,143	38,216	—	—	95,120	982,479	10,190	28,026
						7,794,848
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	2,511,401	31,681	61,182	(12,788)	350,584	2,819,696	31,681	—
American Mutual Fund, Class R-6	2,548,210	192,878	547	(2)	35,061	2,775,600	33,740	72,368
Washington Mutual Investors Fund, Class R-6	1,836,272	74,268	8,151	(889)	56,488	1,957,988	24,411	26,356
Fundamental Investors, Class R-6	1,552,410	40,358	15,210	(2,600)	127,951	1,702,909	18,761	21,597
The Investment Company of America, Class R-6	1,242,796	51,487	—	—	100,453	1,394,736	11,500	39,987
International Growth and Income Fund, Class R-6	695,014	16,753	21,447	(6,644)	157,444	841,120	7,765	8,988
						11,492,049
Equity-income funds 8%
Capital Income Builder, Class R-6	1,422,896	39,271	—	—	108,403	1,570,570	34,037	—
The Income Fund of America, Class R-6	1,432,570	118,988	—	—	16,542	1,568,100	30,673	51,313
						3,138,670
Balanced funds 13%
American Balanced Fund, Class R-6	2,851,343	139,767	—	—	172,902	3,164,012	33,958	—
American Funds Global Balanced Fund, Class R-6	1,762,993	21,281	—	—	190,660	1,974,934	15,452	—
						5,138,946
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	1,954,045	361,976	2,578	(283)	(52,178)	2,260,982	127,210	—
American Funds Mortgage Fund, Class R-6	1,732,996	178,076	2,929	(360)	81,287	1,989,070	35,549	—
U.S. Government Securities Fund, Class R-6	1,734,226	183,842	3,753	(325)	74,735	1,988,725	28,677	—
The Bond Fund of America, Class R-6	1,451,556	417,148	—	—	73,662	1,942,366	28,866	—
Intermediate Bond Fund of America, Class R-6	1,451,530	237,667	—	—	50,975	1,740,172	25,395	—
American Funds Multi-Sector Income Fund, Class R-6	1,051,361	82,983	—	—	43,673	1,178,017	33,114	—
Capital World Bond Fund, Class R-6[3]	690,597	46,474	14,188	4,882	64,545	792,310	(4,427)	—
American Funds Strategic Bond Fund, Class R-6[3]	680,522	87,126	395	—	21,040	788,293	28,989	—
						12,679,935
Total 100%				$(39,625)	$2,414,815	$40,244,448	$589,648	$308,504

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 10%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	38,043,252	$1,302,981
American Funds Global Insight Fund, Class R-6	49,503,881	994,533
The Growth Fund of America, Class R-6	8,077,767	448,316
New Perspective Fund, Class R-6	4,819,519	254,374
SMALLCAP World Fund, Inc., Class R-6	4,070,935	254,067
		3,254,271

Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	37,783,003	2,092,801
American Mutual Fund, Class R-6	40,239,571	1,993,871
Washington Mutual Investors Fund, Class R-6	29,338,954	1,566,993
The Investment Company of America, Class R-6	22,353,781	998,767
Fundamental Investors, Class R-6	15,245,515	987,757
International Growth and Income Fund, Class R-6	13,803,650	481,057
		8,121,246

Equity-income funds 11%
The Income Fund of America, Class R-6	87,720,078	2,018,439
Capital Income Builder, Class R-6	22,493,243	1,462,286
		3,480,725

Balanced funds 12%
American Balanced Fund, Class R-6	84,292,096	2,517,806
American Funds Global Balanced Fund, Class R-6	42,262,583	1,448,761
		3,966,567

Fixed income funds 41%
The Bond Fund of America, Class R-6	205,182,040	2,386,267
American Funds Inflation Linked Bond Fund, Class R-6	242,561,211	2,272,799
American Funds Mortgage Fund, Class R-6	190,983,074	1,749,405
Intermediate Bond Fund of America, Class R-6	137,739,958	1,743,788

22	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
U.S. Government Securities Fund, Class R-6	122,936,191	$1,539,161
American Funds Multi-Sector Income Fund, Class R-6	122,339,907	1,113,293
American Funds Strategic Bond Fund, Class R-6	82,167,273	797,844
Capital World Bond Fund, Class R-6	37,573,427	619,962
American High-Income Trust, Class R-6	66,082,005	607,954
		12,830,473

Total investment securities 100% (cost: $30,390,777,000)		31,653,282
Other assets less liabilities 0%		(5,059)

Net assets 100%		$31,648,223

American Funds Target Date Retirement Series	23

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
AMCAP Fund, Class R-6[1]	$1,250,541	$—	$93,632	$(21,567)	$167,639	$1,302,981	$—	$—
American Funds Global Insight Fund, Class R-6	880,241	13,574	24,764	(2,441)	127,923	994,533	13,574	—
The Growth Fund of America, Class R-6	491,926	20,463	87,592	14,678	8,841	448,316	3,327	17,136
New Perspective Fund, Class R-6	255,374	11,493	38,959	9,185	17,281	254,374	3,064	8,429
SMALLCAP World Fund, Inc., Class R-6	257,505	875	27,928	(13,323)	36,938	254,067	875	—
						3,254,271
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	1,897,791	23,461	81,689	(13,592)	266,830	2,092,801	23,461	—
American Mutual Fund, Class R-6	1,924,626	79,486	32,202	346	21,615	1,993,871	25,126	54,359
Washington Mutual Investors Fund, Class R-6	1,514,447	41,587	33,346	(1,104)	45,409	1,566,993	19,949	21,638
The Investment Company of America, Class R-6	890,883	36,903	948	(25)	71,954	998,767	8,239	28,664
Fundamental Investors, Class R-6	891,864	23,218	—	—	72,675	987,757	10,810	12,408
International Growth and Income Fund, Class R-6	413,533	9,806	30,320	(5,381)	93,419	481,057	4,506	5,300
						8,121,246
Equity-income funds 11%
The Income Fund of America, Class R-6	1,850,643	146,039	—	—	21,757	2,018,439	39,452	66,288
Capital Income Builder, Class R-6	1,329,386	31,800	—	—	101,100	1,462,286	31,800	—
						3,480,725
Balanced funds 12%
American Balanced Fund, Class R-6	2,350,316	27,651	—	—	139,839	2,517,806	27,651	—
American Funds Global Balanced Fund, Class R-6	1,297,288	11,353	—	—	140,120	1,448,761	11,353	—
						3,966,567
Fixed income funds 41%
The Bond Fund of America, Class R-6	2,156,407	123,295	—	—	106,565	2,386,267	39,244	—
American Funds Inflation Linked Bond Fund, Class R-6	2,042,686	285,732	—	—	(55,619)	2,272,799	132,145	—
American Funds Mortgage Fund, Class R-6	1,578,041	98,314	—	—	73,050	1,749,405	31,586	—
Intermediate Bond Fund of America, Class R-6	1,592,025	97,610	—	—	54,153	1,743,788	26,460	—
U.S. Government Securities Fund, Class R-6	1,419,117	60,215	—	—	59,829	1,539,161	22,546	—
American Funds Multi-Sector Income Fund, Class R-6	1,031,867	38,754	—	—	42,672	1,113,293	31,852	—
American Funds Strategic Bond Fund, Class R-6[3]	717,624	58,682	411	—	21,949	797,844	29,927	—
Capital World Bond Fund, Class R-6[3]	567,533	7,815	11,764	4,066	52,312	619,962	(3,949)	—
American High-Income Trust, Class R-6	500,719	96,752	—	—	10,483	607,954	17,410	—
						12,830,473
Total 100%				$(29,158)	$1,698,734	$31,653,282	$550,408	$214,222

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	19,108,904	$383,898
AMCAP Fund, Class R-6[1]	7,912,184	270,992
		654,890

Growth-and-income funds 23%
American Mutual Fund, Class R-6	19,836,131	982,880
Capital World Growth and Income Fund, Class R-6	15,682,057	868,629
Washington Mutual Investors Fund, Class R-6	15,367,907	820,800
The Investment Company of America, Class R-6	11,061,937	494,248
Fundamental Investors, Class R-6	7,628,304	494,238
International Growth and Income Fund, Class R-6	1,496,050	52,137
		3,712,932

Equity-income funds 16%
The Income Fund of America, Class R-6	74,906,851	1,723,607
Capital Income Builder, Class R-6	14,461,705	940,155
		2,663,762

Balanced funds 12%
American Balanced Fund, Class R-6	44,074,921	1,316,518
American Funds Global Balanced Fund, Class R-6	19,274,758	660,739
		1,977,257

Fixed income funds 45%
The Bond Fund of America, Class R-6	111,895,483	1,301,344
American Funds Inflation Linked Bond Fund, Class R-6	137,732,822	1,290,557
Intermediate Bond Fund of America, Class R-6	77,134,795	976,527
American Funds Mortgage Fund, Class R-6	106,470,086	975,266
U.S. Government Securities Fund, Class R-6	64,970,247	813,427
American Funds Multi-Sector Income Fund, Class R-6	72,084,160	655,966
American High-Income Trust, Class R-6	53,600,863	493,128
American Funds Strategic Bond Fund, Class R-6	50,213,436	487,572
Capital World Bond Fund, Class R-6	19,725,938	325,478
		7,319,265

Total investment securities 100% (cost: $15,466,670,000)		16,328,106
Other assets less liabilities 0%		(2,728)

Net assets 100%		$16,325,378

American Funds Target Date Retirement Series	25

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$388,275	$5,898	$62,658	$(6,283)	$58,666	$383,898	$5,898	$—
AMCAP Fund, Class R-6[1]	291,026	—	52,307	(15,951)	48,224	270,992	—	—
						654,890
Growth-and-income funds 23%
American Mutual Fund, Class R-6	952,555	44,454	25,625	2,989	8,507	982,880	12,382	26,670
Capital World Growth and Income Fund, Class R-6	853,524	19,464	116,485	(19,354)	131,480	868,629	10,191	—
Washington Mutual Investors Fund, Class R-6	795,705	27,335	26,016	2,882	20,894	820,800	10,419	11,245
The Investment Company of America, Class R-6	480,996	21,454	46,063	694	37,167	494,248	4,237	15,092
Fundamental Investors, Class R-6	480,395	14,888	39,551	(2,983)	41,489	494,238	5,604	6,527
International Growth and Income Fund, Class R-6	65,675	1,419	28,340	4,252	9,131	52,137	614	805
						3,712,932
Equity-income funds 16%
The Income Fund of America, Class R-6	1,636,442	102,933	33,684	(1,124)	19,040	1,723,607	34,479	58,225
Capital Income Builder, Class R-6	881,336	20,628	28,191	617	65,765	940,155	20,629	—
						2,663,762
Balanced funds 12%
American Balanced Fund, Class R-6	1,277,295	14,706	50,472	(3,654)	78,643	1,316,518	14,706	—
American Funds Global Balanced Fund, Class R-6	633,088	5,335	44,620	(6,461)	73,397	660,739	5,335	—
						1,977,257
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,232,622	26,485	18,103	(1,368)	61,708	1,301,344	21,986	—
American Funds Inflation Linked Bond Fund, Class R-6	1,234,382	123,436	34,673	(3,555)	(29,033)	1,290,557	77,827	—
Intermediate Bond Fund of America, Class R-6	924,988	32,755	12,391	(489)	31,664	976,527	15,116	—
American Funds Mortgage Fund, Class R-6	923,461	21,566	12,144	(820)	43,203	975,266	18,079	—
U.S. Government Securities Fund, Class R-6	770,576	19,633	9,012	(668)	32,898	813,427	12,101	—
American Funds Multi-Sector Income Fund, Class R-6	627,029	19,222	16,020	(402)	26,137	655,966	19,221	—
American High-Income Trust, Class R-6	475,957	15,659	7,993	(73)	9,578	493,128	15,659	—
American Funds Strategic Bond Fund, Class R-6[3]	455,765	20,852	2,651	(24)	13,630	487,572	18,888	—
Capital World Bond Fund, Class R-6[3]	304,376	4,191	13,406	1,057	29,260	325,478	(2,227)	—
						7,319,265
Total 100%				$(50,718)	$811,448	$16,328,106	$321,144	$118,564

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,628,430	$32,715
AMCAP Fund, Class R-6[1]	499,855	17,120
		49,835

Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,268,359	310,597
Capital World Growth and Income Fund, Class R-6	4,676,234	259,017
Washington Mutual Investors Fund, Class R-6	4,184,572	223,498
The Investment Company of America, Class R-6	3,511,357	156,887
Fundamental Investors, Class R-6	1,855,344	120,208
		1,070,207

Equity-income funds 19%
The Income Fund of America, Class R-6	28,383,467	653,103
Capital Income Builder, Class R-6	4,804,470	312,339
		965,442

Balanced funds 11%
American Balanced Fund, Class R-6	12,705,399	379,510
American Funds Global Balanced Fund, Class R-6	6,071,081	208,117
		587,627

Fixed income funds 48%
The Bond Fund of America, Class R-6	38,415,892	446,777
Intermediate Bond Fund of America, Class R-6	32,460,629	410,951
American Funds Inflation Linked Bond Fund, Class R-6	43,659,952	409,094
American Funds Mortgage Fund, Class R-6	33,880,251	310,343
American Funds Multi-Sector Income Fund, Class R-6	23,025,809	209,535
American Funds Strategic Bond Fund, Class R-6	19,066,870	185,139
Short-Term Bond Fund of America, Class R-6	18,143,826	172,911
American High-Income Trust, Class R-6	17,182,896	158,083
Capital World Bond Fund, Class R-6	6,364,560	105,015
U.S. Government Securities Fund, Class R-6	7,083,389	88,684
		2,496,532

Total investment securities 100% (cost: $4,826,030,000)		5,169,643
Other assets less liabilities 0%		(888)

Net assets 100%		$5,168,755

American Funds Target Date Retirement Series	27

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$43,193	$666	$16,384	$(1,456)	$6,696	$32,715	$666	$—
AMCAP Fund, Class R-6[1]	21,963	—	7,078	(2,324)	4,559	17,120	—	—
						49,835
Growth-and-income funds 21%
American Mutual Fund, Class R-6	302,908	15,467	11,493	1,401	2,314	310,597	3,921	8,449
Capital World Growth and Income Fund, Class R-6	251,246	5,694	30,959	(4,141)	37,177	259,017	2,996	—
Washington Mutual Investors Fund, Class R-6	223,134	7,416	13,679	1,759	4,868	223,498	2,887	3,128
The Investment Company of America, Class R-6	152,650	6,706	14,445	315	11,661	156,887	1,339	4,773
Fundamental Investors, Class R-6	122,728	3,343	15,534	1,943	7,728	120,208	1,412	1,656
						1,070,207
Equity-income funds 19%
The Income Fund of America, Class R-6	640,569	37,280	31,732	(6)	6,992	653,103	13,140	22,266
Capital Income Builder, Class R-6	302,576	7,716	20,535	1,248	21,334	312,339	6,932	—
						965,442
Balanced funds 11%
American Balanced Fund, Class R-6	378,365	5,356	26,364	(2,128)	24,281	379,510	4,294	—
American Funds Global Balanced Fund, Class R-6	200,354	1,814	15,194	(2,271)	23,414	208,117	1,687	—
						587,627
Fixed income funds 48%
The Bond Fund of America, Class R-6	418,159	8,491	331	(46)	20,504	446,777	7,473	—
Intermediate Bond Fund of America, Class R-6	376,839	22,636	1,374	15	12,835	410,951	6,254	—
American Funds Inflation Linked Bond Fund, Class R-6	390,646	33,207	4,485	(467)	(9,807)	409,094	24,520	—
American Funds Mortgage Fund, Class R-6	294,023	5,747	2,893	(301)	13,767	310,343	5,747	—
American Funds Multi-Sector Income Fund, Class R-6	199,780	6,133	4,586	(115)	8,323	209,535	6,133	—
American Funds Strategic Bond Fund, Class R-6[3]	171,623	8,479	99	—	5,136	185,139	7,117	—
Short-Term Bond Fund of America, Class R-6	139,988	30,851	—	—	2,072	172,911	2,193	—
American High-Income Trust, Class R-6	153,978	5,060	4,001	(330)	3,376	158,083	5,060	—
Capital World Bond Fund, Class R-6[3]	97,319	1,340	3,323	496	9,183	105,015	(695)	—
U.S. Government Securities Fund, Class R-6	103,169	1,505	20,153	(2,460)	6,623	88,684	1,505	—
						2,496,532
Total 100%				$(8,868)	$223,036	$5,169,643	$104,581	$40,272

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

28	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	4,316,314	$213,873
Washington Mutual Investors Fund, Class R-6	3,023,618	161,491
Capital World Growth and Income Fund, Class R-6	2,624,510	145,372
The Investment Company of America, Class R-6	2,712,571	121,198
Fundamental Investors, Class R-6	813,370	52,698
		694,632

Equity-income funds 23%
The Income Fund of America, Class R-6	28,923,997	665,541
Capital Income Builder, Class R-6	4,160,433	270,470
		936,011

Balanced funds 10%
American Balanced Fund, Class R-6	9,476,991	283,078
American Funds Global Balanced Fund, Class R-6	3,068,525	105,189
		388,267

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	32,916,023	416,717
The Bond Fund of America, Class R-6	33,470,144	389,258
American Funds Inflation Linked Bond Fund, Class R-6	31,160,168	291,971
Short-Term Bond Fund of America, Class R-6	29,543,956	281,554
American Funds Mortgage Fund, Class R-6	29,230,918	267,755
American Funds Strategic Bond Fund, Class R-6	16,522,552	160,434
American Funds Multi-Sector Income Fund, Class R-6	14,921,049	135,782
American High-Income Trust, Class R-6	4,313,187	39,681
Capital World Bond Fund, Class R-6	1,655,546	27,316
		2,010,468

Total investment securities 100% (cost: $3,874,611,000)		4,029,378
Other assets less liabilities 0%		(639)

Net assets 100%		$4,028,739

American Funds Target Date Retirement Series	29

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$211,781	$13,101	$13,683	$158	$2,516	$213,873	$2,734	$5,887
Washington Mutual Investors Fund, Class R-6	157,243	10,064	10,704	429	4,459	161,491	2,048	2,204
Capital World Growth and Income Fund, Class R-6	149,253	4,971	28,242	(1,802)	21,192	145,372	1,749	—
The Investment Company of America, Class R-6	118,285	7,880	14,384	139	9,278	121,198	1,038	3,686
Fundamental Investors, Class R-6	55,960	2,137	9,774	1,219	3,156	52,698	638	750
						694,632
Equity-income funds 23%
The Income Fund of America, Class R-6	628,579	63,653	34,268	(2,587)	10,164	665,541	12,997	21,835
Capital Income Builder, Class R-6	258,719	7,158	14,837	(646)	20,076	270,470	5,924	—
						936,011
Balanced funds 10%
American Balanced Fund, Class R-6	276,120	4,919	14,288	(1,232)	17,559	283,078	3,163	—
American Funds Global Balanced Fund, Class R-6	112,503	1,265	20,095	(3,043)	14,559	105,189	901	—
						388,267
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,003	20,730	11,248	(396)	13,628	416,717	6,424	—
The Bond Fund of America, Class R-6	370,578	10,655	10,063	(1,371)	19,459	389,258	6,561	—
American Funds Inflation Linked Bond Fund, Class R-6	284,962	22,979	8,443	(1,124)	(6,403)	291,971	17,908	—
Short-Term Bond Fund of America, Class R-6	261,574	23,261	6,954	(191)	3,864	281,554	3,861	—
American Funds Mortgage Fund, Class R-6	252,619	8,142	4,611	(548)	12,153	267,755	4,950	—
American Funds Strategic Bond Fund, Class R-6[2]	151,241	7,748	3,090	(146)	4,681	160,434	6,291	—
American Funds Multi-Sector Income Fund, Class R-6	131,973	3,986	5,631	(100)	5,554	135,782	3,985	—
American High-Income Trust, Class R-6	48,240	1,456	11,048	(806)	1,839	39,681	1,456	—
Capital World Bond Fund, Class R-6[2]	31,869	401	8,229	(795)	4,070	27,316	(354)	—
						2,010,468
Total 100%				$(12,842)	$161,804	$4,029,378	$82,274	$34,362

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2023	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$1,258,076	$8,113,158	$14,961,120	$22,757,532	$25,915,334
Receivables for:
Sales of investments	—	—	—	—	—
Sales of fund’s shares	6,503	22,137	28,473	35,046	36,367
Dividends	190	1,251	2,322	3,543	4,044
Total assets	1,264,769	8,136,546	14,991,915	22,796,121	25,955,745

Liabilities:
Payables for:
Purchases of investments	5,966	18,164	20,478	26,929	22,567
Repurchases of fund’s shares	726	5,230	10,312	12,161	17,858
Services provided by related parties	243	1,153	2,114	3,226	3,795
Trustees’ deferred compensation	1	23	55	98	114
Total liabilities	6,936	24,570	32,959	42,414	44,334
Net assets at April 30, 2023	$1,257,833	$8,111,976	$14,958,956	$22,753,707	$25,911,411

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,294,934	$8,038,065	$14,431,257	$21,390,380	$24,133,832
Total (accumulated loss) distributable earnings	(37,101)	73,911	527,699	1,363,327	1,777,579
Net assets at April 30, 2023	$1,257,833	$8,111,976	$14,958,956	$22,753,707	$25,911,411

Investment securities of affiliated issuers, at cost	$1,306,570	$8,127,912	$14,594,757	$21,645,852	$24,427,692

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$31,902,491	$35,894,354	$40,244,448	$31,653,282	$16,328,106
Receivables for:
Sales of investments	—	—	—	2,895	1,250
Sales of fund’s shares	34,840	41,674	40,202	25,767	12,854
Dividends	7,141	16,479	29,886	32,036	18,714
Total assets	31,944,472	35,952,507	40,314,536	31,713,980	16,360,924

Liabilities:
Payables for:
Purchases of investments	24,633	33,436	43,305	32,036	18,714
Repurchases of fund’s shares	17,288	24,742	26,685	28,647	14,102
Services provided by related parties	4,583	5,461	6,114	4,887	2,600
Trustees’ deferred compensation	152	173	210	187	130
Total liabilities	46,656	63,812	76,314	65,757	35,546
Net assets at April 30, 2023	$31,897,816	$35,888,695	$40,238,222	$31,648,223	$16,325,378

Net assets consist of:
Capital paid in on shares of beneficial interest	$29,343,605	$33,303,436	$38,126,467	$30,061,791	$15,313,940
Total (accumulated loss) distributable earnings	2,554,211	2,585,259	2,111,755	1,586,432	1,011,438
Net assets at April 30, 2023	$31,897,816	$35,888,695	$40,238,222	$31,648,223	$16,325,378

Investment securities of affiliated issuers, at cost	$29,694,491	$33,690,248	$38,531,787	$30,390,777	$15,466,670

Refer to the notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$5,169,643	$4,029,378
Receivables for:
Sales of investments	—	1,242
Sales of fund’s shares	3,989	2,157
Dividends	6,289	5,010
Total assets	5,179,921	4,037,787

Liabilities:
Payables for:
Purchases of investments	7,013	5,010
Repurchases of fund’s shares	3,219	3,399
Services provided by related parties	885	604
Trustees’ deferred compensation	49	35
Total liabilities	11,166	9,048
Net assets at April 30, 2023	$5,168,755	$4,028,739

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,769,391	$3,833,263
Total (accumulated loss) distributable earnings	399,364	195,476
Net assets at April 30, 2023	$5,168,755	$4,028,739

Investment securities of affiliated issuers, at cost	$4,826,030	$3,874,611

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$158,448	$743,267	$1,213,515	$1,905,349	$2,112,636
	Shares outstanding	11,341	51,597	57,077	111,977	121,554
	Net asset value per share	$13.97	$14.41	$21.26	$17.02	$17.38
Class C:	Net assets	$12,161	$80,549	$98,287	$147,667	$152,507
	Shares outstanding	879	5,705	4,744	8,924	9,004
	Net asset value per share	$13.83	$14.12	$20.72	$16.55	$16.94
Class T:	Net assets	$14	$13	$13	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$14.05	$14.47	$21.31	$17.05	$17.41
Class F-1:	Net assets	$2,477	$34,357	$52,358	$79,675	$98,383
	Shares outstanding	177	2,384	2,480	4,722	5,707
	Net asset value per share	$13.99	$14.41	$21.11	$16.87	$17.24
Class F-2:	Net assets	$9,882	$54,676	$63,875	$100,337	$128,461
	Shares outstanding	704	3,772	3,001	5,898	7,385
	Net asset value per share	$14.04	$14.50	$21.29	$17.01	$17.39
Class F-3:	Net assets	$445	$9,773	$12,142	$14,538	$10,714
	Shares outstanding	32	675	569	852	615
	Net asset value per share	$14.05	$14.47	$21.33	$17.06	$17.42
Class R-1:	Net assets	$799	$6,626	$10,853	$18,828	$25,975
	Shares outstanding	57	468	527	1,139	1,537
	Net asset value per share	$13.92	$14.15	$20.57	$16.53	$16.90
Class R-2:	Net assets	$85,462	$316,610	$560,707	$806,955	$1,024,148
	Shares outstanding	6,180	22,439	27,185	48,813	60,827
	Net asset value per share	$13.83	$14.11	$20.63	$16.53	$16.84
Class R-2E:	Net assets	$9,202	$68,519	$128,371	$197,265	$244,728
	Shares outstanding	661	4,811	6,159	11,840	14,375
	Net asset value per share	$13.91	$14.24	$20.84	$16.66	$17.02
Class R-3:	Net assets	$102,538	$451,455	$811,006	$1,282,271	$1,424,954
	Shares outstanding	7,362	31,588	38,668	76,473	83,258
	Net asset value per share	$13.93	$14.29	$20.97	$16.77	$17.12
Class R-4:	Net assets	$62,479	$403,026	$823,821	$1,222,353	$1,371,071
	Shares outstanding	4,469	27,955	38,809	72,004	79,031
	Net asset value per share	$13.98	$14.42	$21.23	$16.98	$17.35
Class R-5E:	Net assets	$54,145	$262,978	$446,025	$672,922	$797,474
	Shares outstanding	3,862	18,219	21,040	39,677	46,057
	Net asset value per share	$14.02	$14.43	$21.20	$16.96	$17.32
Class R-5:	Net assets	$19,929	$110,607	$245,705	$346,642	$378,896
	Shares outstanding	1,419	7,614	11,434	20,150	21,543
	Net asset value per share	$14.04	$14.53	$21.49	$17.20	$17.59
Class R-6:	Net assets	$739,852	$5,569,520	$10,492,278	$15,958,892	$18,141,451
	Shares outstanding	52,653	383,001	487,531	931,228	1,036,217
	Net asset value per share	$14.05	$14.54	$21.52	$17.14	$17.51

Refer to the notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,723,770	$3,181,414	$3,877,312	$3,678,403	$2,327,689
	Shares outstanding	159,930	193,578	252,817	260,929	183,664
	Net asset value per share	$17.03	$16.43	$15.34	$14.10	$12.67
Class C:	Net assets	$177,571	$201,473	$238,633	$209,415	$126,560
	Shares outstanding	10,689	12,547	15,934	15,196	10,190
	Net asset value per share	$16.61	$16.06	$14.98	$13.78	$12.42
Class T:	Net assets	$13	$12	$12	$11	$11
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$17.06	$16.46	$15.36	$14.12	$12.68
Class F-1:	Net assets	$152,724	$187,965	$164,447	$102,165	$42,678
	Shares outstanding	9,040	11,522	10,820	7,309	3,392
	Net asset value per share	$16.89	$16.31	$15.20	$13.98	$12.58
Class F-2:	Net assets	$167,734	$219,262	$301,984	$254,829	$150,423
	Shares outstanding	9,851	13,340	19,699	18,094	11,889
	Net asset value per share	$17.03	$16.44	$15.33	$14.08	$12.65
Class F-3:	Net assets	$18,285	$31,916	$38,708	$34,741	$21,406
	Shares outstanding	1,071	1,938	2,519	2,460	1,687
	Net asset value per share	$17.07	$16.47	$15.37	$14.12	$12.69
Class R-1:	Net assets	$33,150	$34,473	$45,102	$26,810	$9,049
	Shares outstanding	1,996	2,163	2,994	1,939	722
	Net asset value per share	$16.61	$15.94	$15.06	$13.82	$12.54
Class R-2:	Net assets	$1,192,573	$1,408,093	$1,379,112	$1,101,020	$503,476
	Shares outstanding	72,053	88,041	92,306	80,066	40,509
	Net asset value per share	$16.55	$15.99	$14.94	$13.75	$12.43
Class R-2E:	Net assets	$288,264	$344,529	$410,312	$311,995	$164,631
	Shares outstanding	17,268	21,417	27,285	22,558	13,234
	Net asset value per share	$16.69	$16.09	$15.04	$13.83	$12.44
Class R-3:	Net assets	$1,801,229	$2,109,694	$2,377,476	$1,806,096	$888,666
	Shares outstanding	107,131	130,096	156,959	129,664	70,757
	Net asset value per share	$16.81	$16.22	$15.15	$13.93	$12.56
Class R-4:	Net assets	$1,733,908	$1,995,629	$2,383,564	$1,831,533	$971,423
	Shares outstanding	102,023	121,705	155,708	130,138	76,715
	Net asset value per share	$17.00	$16.40	$15.31	$14.07	$12.66
Class R-5E:	Net assets	$1,006,675	$1,014,811	$1,181,603	$942,497	$487,494
	Shares outstanding	59,301	61,909	77,279	67,052	38,607
	Net asset value per share	$16.98	$16.39	$15.29	$14.06	$12.63
Class R-5:	Net assets	$450,763	$559,234	$607,616	$478,568	$234,813
	Shares outstanding	26,177	33,670	39,204	33,621	18,363
	Net asset value per share	$17.22	$16.61	$15.50	$14.23	$12.79
Class R-6:	Net assets	$22,151,157	$24,600,190	$27,232,341	$20,870,140	$10,397,059
	Shares outstanding	1,291,929	1,487,959	1,765,761	1,471,255	816,206
	Net asset value per share	$17.15	$16.53	$15.42	$14.19	$12.74

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$865,171	$573,145
	Shares outstanding	73,877	51,254
	Net asset value per share	$11.71	$11.18
Class C:	Net assets	$32,183	$23,576
	Shares outstanding	2,792	2,142
	Net asset value per share	$11.53	$11.00
Class T:	Net assets	$11	$11
	Shares outstanding	1	1
	Net asset value per share	$11.71	$11.18
Class F-1:	Net assets	$12,474	$10,892
	Shares outstanding	1,073	980
	Net asset value per share	$11.63	$11.11
Class F-2:	Net assets	$49,046	$44,267
	Shares outstanding	4,196	3,968
	Net asset value per share	$11.69	$11.16
Class F-3:	Net assets	$7,216	$9,067
	Shares outstanding	616	811
	Net asset value per share	$11.72	$11.19
Class R-1:	Net assets	$5,908	$2,395
	Shares outstanding	513	215
	Net asset value per share	$11.51	$11.15
Class R-2:	Net assets	$163,098	$82,551
	Shares outstanding	14,159	7,486
	Net asset value per share	$11.52	$11.03
Class R-2E:	Net assets	$54,095	$46,539
	Shares outstanding	4,702	4,233
	Net asset value per share	$11.51	$10.99
Class R-3:	Net assets	$302,228	$200,623
	Shares outstanding	26,015	18,061
	Net asset value per share	$11.62	$11.11
Class R-4:	Net assets	$245,829	$227,261
	Shares outstanding	21,003	20,346
	Net asset value per share	$11.70	$11.17
Class R-5E:	Net assets	$131,585	$111,876
	Shares outstanding	11,285	10,048
	Net asset value per share	$11.66	$11.13
Class R-5:	Net assets	$81,361	$60,409
	Shares outstanding	6,895	5,364
	Net asset value per share	$11.80	$11.26
Class R-6:	Net assets	$3,218,550	$2,636,127
	Shares outstanding	274,064	234,966
	Net asset value per share	$11.74	$11.22

Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$8,679		$64,161	$123,575	$201,318	$243,384

Fees and expenses*:
Distribution services	811		4,032	7,113	10,866	12,717
Transfer agent services	338		1,731	3,124	4,787	5,649
Reports to shareholders	4		31	58	89	102
Registration statement and prospectus	72		322	523	712	809
Trustees’ compensation	3		16	31	47	54
Auditing and legal	—	†	4	6	10	11
Custodian	—	†	2	4	7	8
Other	—	†	2	5	7	8
Total fees and expenses	1,228		6,140	10,864	16,525	19,358
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	42		—	—	—	—
Net investment income	7,493		58,021	112,711	184,793	224,026

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments in affiliated issuers	(274)		(4,087)	(5,394)	(15,117)	(23,840)
Capital gain distributions received from affiliated issuers	9,984		76,742	144,294	228,349	263,762
	9,710		72,655	138,900	213,232	239,922
Net unrealized appreciation on investments in affiliated issuers	80,743		593,205	1,124,109	1,698,778	1,897,387
Net realized gain and unrealized appreciation	90,453		665,860	1,263,009	1,912,010	2,137,309

Net increase in net assets resulting from operations	$97,946		$723,881	$1,375,720	$2,096,803	$2,361,335

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$338,890	$462,662	$589,648	$550,408	$321,144

Fees and expenses*:
Distribution services	15,617	18,533	20,930	17,303	9,229
Transfer agent services	6,976	8,136	9,134	7,584	4,073
Reports to shareholders	127	143	162	130	69
Registration statement and prospectus	938	1,062	1,154	753	263
Trustees’ compensation	67	76	87	70	37
Auditing and legal	14	16	18	15	8
Custodian	9	11	12	10	5
Other	10	12	13	11	6
Total fees and expenses	23,758	27,989	31,510	25,876	13,690
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Net investment income	315,132	434,673	558,138	524,532	307,454

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments in affiliated issuers	(19,755)	(30,965)	(39,625)	(29,158)	(50,718)
Capital gain distributions received from affiliated issuers	319,588	326,305	308,504	214,222	118,564
	299,833	295,340	268,879	185,064	67,846
Net unrealized appreciation on investments in affiliated issuers	2,270,745	2,336,329	2,414,815	1,698,734	811,448
Net realized gain and unrealized appreciation	2,570,578	2,631,669	2,683,694	1,883,798	879,294

Net increase in net assets resulting from operations	$2,885,710	$3,066,342	$3,241,832	$2,408,330	$1,186,748

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$104,581	$82,274

Fees and expenses*:
Distribution services	3,111	2,095
Transfer agent services	1,320	910
Reports to shareholders	22	17
Registration statement and prospectus	84	77
Trustees’ compensation	12	9
Auditing and legal	2	2
Custodian	2	1
Other	2	1
Total fees and expenses	4,555	3,112
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—
Net investment income	100,026	79,162

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments in affiliated issuers	(8,868)	(12,842)
Capital gain distributions received from affiliated issuers	40,272	34,362
	31,404	21,520
Net unrealized appreciation on investments in affiliated issuers	223,036	161,804
Net realized gain and unrealized appreciation	254,440	183,324

Net increase in net assets resulting from operations	$354,466	$262,486

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	39

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$7,493	$5,137	$58,021	$61,464	$112,711	$129,238
Net realized gain	9,710	27,565	72,655	363,491	138,900	761,466
Net unrealized appreciation (depreciation)	80,743	(166,219)	593,205	(1,877,718)	1,124,109	(3,856,917)
Net increase (decrease) in net assets resulting from operations	97,946	(133,517)	723,881	(1,452,763)	1,375,720	(2,966,213)

Distributions paid to shareholders	(32,146)	(6,270)	(400,156)	(216,856)	(846,104)	(539,938)

Net capital share transactions	422,047	525,311	1,536,433	1,940,398	2,292,848	2,860,873

Total increase (decrease) in net assets	487,847	385,524	1,860,158	270,779	2,822,464	(645,278)

Net assets:
Beginning of period	769,986	384,462	6,251,818	5,981,039	12,136,492	12,781,770
End of period	$1,257,833	$769,986	$8,111,976	$6,251,818	$14,958,956	$12,136,492

	2050 Fund		2045 Fund		2040 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$184,793	$220,597	$224,026	$276,163	$315,132	$379,560
Net realized gain	213,232	1,198,217	239,922	1,263,511	299,833	1,414,975
Net unrealized appreciation (depreciation)	1,698,778	(6,023,647)	1,897,387	(6,634,369)	2,270,745	(7,995,049)
Net increase (decrease) in net assets resulting from operations	2,096,803	(4,604,833)	2,361,335	(5,094,695)	2,885,710	(6,200,514)

Distributions paid to shareholders	(1,344,821)	(913,877)	(1,481,241)	(1,121,283)	(1,755,503)	(1,514,768)

Net capital share transactions	3,010,762	3,528,684	3,124,247	3,969,831	3,473,728	4,315,033

Total increase (decrease) in net assets	3,762,744	(1,990,026)	4,004,341	(2,246,147)	4,603,935	(3,400,249)

Net assets:
Beginning of period	18,990,963	20,980,989	21,907,070	24,153,217	27,293,881	30,694,130
End of period	$22,753,707	$18,990,963	$25,911,411	$21,907,070	$31,897,816	$27,293,881

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

40	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$434,673	$497,906	$558,138	$666,371	$524,532	$649,747
Net realized gain	295,340	1,200,059	268,879	922,153	185,064	505,669
Net unrealized appreciation (depreciation)	2,336,329	(8,229,748)	2,414,815	(8,273,300)	1,698,734	(6,124,367)
Net increase (decrease) in net assets resulting from operations	3,066,342	(6,531,783)	3,241,832	(6,684,776)	2,408,330	(4,968,951)

Distributions paid to shareholders	(1,719,405)	(1,812,589)	(1,614,161)	(2,518,868)	(1,193,145)	(2,069,029)

Net capital share transactions	3,450,060	4,866,968	3,052,240	5,026,021	1,335,800	2,387,245

Total increase (decrease) in net assets	4,796,997	(3,477,404)	4,679,911	(4,177,623)	2,550,985	(4,650,735)

Net assets:
Beginning of period	31,091,698	34,569,102	35,558,311	39,735,934	29,097,238	33,747,973
End of period	$35,888,695	$31,091,698	$40,238,222	$35,558,311	$31,648,223	$29,097,238

	2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$307,454	$412,942	$100,026	$133,714	$79,162	$99,388
Net realized gain	67,846	233,844	31,404	49,884	21,520	33,283
Net unrealized appreciation (depreciation)	811,448	(2,988,981)	223,036	(867,043)	161,804	(603,076)
Net increase (decrease) in net assets resulting from operations	1,186,748	(2,342,195)	354,466	(683,445)	262,486	(470,405)

Distributions paid to shareholders	(633,028)	(1,173,411)	(188,753)	(294,879)	(137,515)	(170,312)

Net capital share transactions	89,063	(71,246)	18,789	(34,754)	8,895	103,374

Total increase (decrease) in net assets	642,783	(3,586,852)	184,502	(1,013,078)	133,866	(537,343)

Net assets:
Beginning of period	15,682,595	19,269,447	4,984,253	5,997,331	3,894,873	4,432,216
End of period	$16,325,378	$15,682,595	$5,168,755	$4,984,253	$4,028,739	$3,894,873

*	Unaudited.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	41

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

42	American Funds Target Date Retirement Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Target Date Retirement Series	43

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

44	American Funds Target Date Retirement Series

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Target Date Retirement Series	45

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

46	American Funds Target Date Retirement Series

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
As of October 31, 2022
Undistributed ordinary income	$—	$3,679	$11,465	$40,400	$63,005	$112,515
Undistributed long-term capital gains	26,850	355,062	753,611	1,171,945	1,259,370	1,418,169
As of April 30, 2023
Gross unrealized appreciation on investments	1,269	169,035	571,253	1,278,707	1,616,572	2,397,149
Gross unrealized depreciation on investments	(50,552)	(188,456)	(219,262)	(193,982)	(162,601)	(243,845)
Net unrealized (depreciation) appreciation on investments investments	(49,283)	(19,421)	351,991	1,084,725	1,453,971	2,153,304
Cost of investments	1,307,359	8,132,579	14,609,129	21,672,807	24,461,363	29,749,187

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2022
Undistributed ordinary income	$192,750	$318,585	$328,896	$212,976	$69,381	$53,418
Undistributed long-term capital gains	1,222,712	920,919	522,511	222,201	55,991	35,282
As of April 30, 2023
Gross unrealized appreciation on investments	2,695,004	2,650,954	2,409,802	1,410,590	512,492	278,975
Gross unrealized depreciation on investments	(539,792)	(1,001,713)	(1,185,772)	(578,520)	(179,570)	(136,870)
Net unrealized (depreciation) appreciation on investments investments	2,155,212	1,649,241	1,224,030	832,070	332,922	142,105
Cost of investments	33,739,142	38,595,207	30,429,252	15,496,036	4,836,721	3,887,273

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$568		$3,572		$4,140		$430		$474		$904
Class C	—	*	264		264		9		30		39
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	10		59		69		6		7		13
Class F-2	49		212		261		31		27		58
Class F-3	3		12		15		1		1		2
Class R-1	—		20		20		2		5		7
Class R-2	—		2,050		2,050		40		292		332
Class R-2E	13		200		213		9		23		32
Class R-3	220		2,328		2,548		175		304		479
Class R-4	237		1,448		1,685		177		199		376
Class R-5E	250		1,138		1,388		133		124		257
Class R-5	113		468		581		70		60		130
Class R-6	3,828		15,084		18,912		1,987		1,654		3,641
Total	$5,291		$26,855		$32,146		$3,070		$3,200		$6,270

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	47

2060 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$3,251		$34,061	$37,312	$4,919		$16,762	$21,681
Class C	—		3,859	3,859	90		2,052	2,142
Class T	—	*	1	1	—	*	1	1
Class F-1	138		1,647	1,785	253		874	1,127
Class F-2	356		2,593	2,949	522		1,400	1,922
Class F-3	46		296	342	36		89	125
Class R-1	—		318	318	13		167	180
Class R-2	—	*	15,389	15,389	249		8,267	8,516
Class R-2E	41		3,516	3,557	264		1,864	2,128
Class R-3	827		21,028	21,855	1,925		10,330	12,255
Class R-4	1,642		18,527	20,169	2,865		10,133	12,998
Class R-5E	1,499		11,727	13,226	1,791		5,143	6,934
Class R-5	764		5,296	6,060	1,089		2,836	3,925
Class R-6	36,490		236,844	273,334	40,841		102,081	142,922
Total	$45,054		$355,102	$400,156	$54,857		$161,999	$216,856

2055 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$5,895		$63,726	$69,621	$7,458		$39,268		$46,726
Class C	—	*	5,460	5,460	—		3,595		3,595
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	233		2,832	3,065	346		1,921		2,267
Class F-2	441		3,327	3,768	519		2,030		2,549
Class F-3	99		673	772	113		409		522
Class R-1	—		585	585	—		389		389
Class R-2	—		31,108	31,108	—		20,793		20,793
Class R-2E	87		7,423	7,510	308		4,892		5,200
Class R-3	1,699		44,007	45,706	2,839		28,139		30,978
Class R-4	3,742		44,089	47,831	5,522		31,149		36,671
Class R-5E	2,832		23,247	26,079	3,297		14,118		17,415
Class R-5	1,828		13,268	15,096	2,326		8,900		11,226
Class R-6	75,572		513,930	589,502	78,221		283,386		361,607
Total	$92,428		$753,676	$846,104	$100,949		$438,989		$539,938

Refer to the end of the tables for footnote.

48	American Funds Target Date Retirement Series

2050 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$12,018		$101,803	$113,821	$13,878		$67,710	$81,588
Class C	—		8,343	8,343	80		5,776	5,856
Class T	—	*	1	1	—	*	1	1
Class F-1	482		4,451	4,933	610		3,086	3,696
Class F-2	840		5,312	6,152	920		3,436	4,356
Class F-3	133		769	902	126		435	561
Class R-1	—		995	995	3		745	748
Class R-2	—		45,829	45,829	—		32,136	32,136
Class R-2E	407		11,403	11,810	610		7,975	8,585
Class R-3	4,349		70,138	74,487	5,474		47,766	53,240
Class R-4	7,258		66,515	73,773	9,715		50,690	60,405
Class R-5E	5,323		36,050	41,373	5,560		22,589	28,149
Class R-5	3,125		19,074	22,199	3,815		13,898	17,713
Class R-6	138,818		801,385	940,203	138,256		478,587	616,843
Total	$172,753		$1,172,068	$1,344,821	$179,047		$734,830	$913,877

2045 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$15,489		$105,959	$121,448	$15,048		$81,029	$96,077
Class C	83		8,025	8,108	54		6,463	6,517
Class T	—	*	1	1	—	*	1	1
Class F-1	705		5,092	5,797	676		3,804	4,480
Class F-2	1,223		6,454	7,677	1,179		4,836	6,015
Class F-3	110		534	644	110		418	528
Class R-1	10		1,335	1,345	9		1,097	1,106
Class R-2	313		54,247	54,560	—	*	43,949	43,949
Class R-2E	894		15,947	16,841	931		13,024	13,955
Class R-3	6,274		73,753	80,027	6,003		58,588	64,591
Class R-4	9,618		69,908	79,526	10,293		60,318	70,611
Class R-5E	7,342		41,287	48,629	6,749		30,157	36,906
Class R-5	3,911		20,034	23,945	4,116		16,481	20,597
Class R-6	175,886		856,807	1,032,693	157,495		598,455	755,950
Total	$221,858		$1,259,383	$1,481,241	$202,663		$918,620	$1,121,283

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	49

2040 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$25,312		$124,604	$149,916	$21,185		$115,173	$136,358
Class C	451		8,630	9,081	154		8,277	8,431
Class T	—	*	1	1	—	*	1	1
Class F-1	1,381		7,149	8,530	1,195		6,707	7,902
Class F-2	1,912		7,587	9,499	1,584		6,597	8,181
Class F-3	243		901	1,144	177		685	862
Class R-1	81		1,540	1,621	13		1,397	1,410
Class R-2	2,640		57,732	60,372	334		56,238	56,572
Class R-2E	1,509		14,095	15,604	1,011		13,376	14,387
Class R-3	11,454		83,984	95,438	8,482		80,112	88,594
Class R-4	15,610		80,953	96,563	14,879		86,132	101,011
Class R-5E	11,163		46,623	57,786	8,776		39,721	48,497
Class R-5	5,697		22,043	27,740	5,462		22,217	27,679
Class R-6	259,684		962,524	1,222,208	208,251		806,632	1,014,883
Total	$337,137		$1,418,366	$1,755,503	$271,503		$1,243,265	$1,514,768

2035 Fund

	Six months ended April 30, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$40,260		$111,090	$151,350	$27,656		$139,426	$167,082
Class C	1,172		7,454	8,626	394		10,080	10,474
Class T	—	*	1	1	—	*	1	1
Class F-1	2,373		6,796	9,169	1,674		8,694	10,368
Class F-2	3,272		7,669	10,941	2,375		9,417	11,792
Class F-3	558		1,238	1,796	382		1,417	1,799
Class R-1	215		1,263	1,478	50		1,502	1,552
Class R-2	7,790		51,748	59,538	1,796		70,134	71,930
Class R-2E	3,330		14,372	17,702	1,841		19,165	21,006
Class R-3	20,810		76,261	97,071	12,505		100,377	112,882
Class R-4	24,937		71,033	95,970	18,671		99,511	118,182
Class R-5E	15,430		37,623	53,053	10,555		45,095	55,650
Class R-5	8,805		20,207	29,012	6,914		26,794	33,708
Class R-6	367,555		816,143	1,183,698	254,028		942,135	1,196,163
Total	$496,507		$1,222,898	$1,719,405	$338,841		$1,473,748	$1,812,589

Refer to the end of the tables for footnote.

50	American Funds Target Date Retirement Series

2030 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$62,509		$91,419		$153,928		$38,543		$216,778	$255,321
Class C	2,233		5,934		8,167		745		14,702	15,447
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	2,585		3,906		6,491		1,665		9,652	11,317
Class F-2	5,571		7,115		12,686		3,693		16,529	20,222
Class F-3	780		952		1,732		424		1,784	2,208
Class R-1	400		1,079		1,479		123		2,616	2,739
Class R-2	12,542		34,075		46,617		3,209		85,914	89,123
Class R-2E	5,051		10,314		15,365		2,359		25,209	27,568
Class R-3	31,189		57,187		88,376		16,932		143,216	160,148
Class R-4	37,858		56,866		94,724		26,104		151,616	177,720
Class R-5E	21,510		28,435		49,945		13,691		65,693	79,384
Class R-5	11,851		14,887		26,738		8,786		38,470	47,256
Class R-6	498,834		609,079		1,107,913		313,111		1,317,303	1,630,414
Total	$692,913		$921,248		$1,614,161		$429,385		$2,089,483	$2,518,868

2025 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$73,381		$62,014		$135,395		$42,120		$201,333	$243,453
Class C	2,771		3,769		6,540		905		13,169	14,074
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	2,066		1,770		3,836		1,177		5,832	7,009
Class F-2	5,799		4,347		10,146		3,505		13,598	17,103
Class F-3	863		623		1,486		509		1,860	2,369
Class R-1	345		484		829		93		1,688	1,781
Class R-2	14,006		19,466		33,472		3,911		68,411	72,322
Class R-2E	5,669		6,377		12,046		2,590		22,895	25,485
Class R-3	30,670		31,351		62,021		16,268		113,006	129,274
Class R-4	36,503		31,449		67,952		23,655		117,471	141,126
Class R-5E	21,827		16,879		38,706		13,130		54,379	67,509
Class R-5	11,439		8,462		19,901		8,090		30,761	38,851
Class R-6	465,043		335,772		800,815		280,933		1,027,739	1,308,672
Total	$670,382		$522,763		$1,193,145		$396,886		$1,672,143	$2,069,029

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	51

2020 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$55,288		$31,926		$87,214		$34,849		$127,697	$162,546
Class C	2,114		1,863		3,977		1,028		8,236	9,264
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	1,175		692		1,867		757		2,876	3,633
Class F-2	4,072		2,127		6,199		2,756		8,437	11,193
Class F-3	461		233		694		315		918	1,233
Class R-1	141		132		273		38		608	646
Class R-2	8,288		7,368		15,656		3,402		32,343	35,745
Class R-2E	3,355		2,481		5,836		1,798		10,548	12,346
Class R-3	18,739		12,848		31,587		11,512		57,626	69,138
Class R-4	23,060		13,665		36,725		17,449		65,783	83,232
Class R-5E	13,372		7,186		20,558		8,943		29,119	38,062
Class R-5	6,583		3,398		9,981		5,354		16,124	21,478
Class R-6	274,083		138,378		412,461		185,126		539,768	724,894
Total	$410,731		$222,297		$633,028		$273,327		$900,084	$1,173,411

2015 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$21,321		$9,556		$30,877		$15,336		$34,307		$49,643
Class C	568		391		959		356		1,547		1,903
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	286		132		418		215		497		712
Class F-2	1,346		548		1,894		1,004		1,904		2,908
Class F-3	193		76		269		143		261		404
Class R-1	107		70		177		48		240		288
Class R-2	2,682		1,866		4,548		1,596		7,459		9,055
Class R-2E	1,169		677		1,846		790		2,600		3,390
Class R-3	6,565		3,474		10,039		4,627		13,470		18,097
Class R-4	6,152		2,819		8,971		4,927		11,295		16,222
Class R-5E	3,583		1,498		5,081		2,624		5,316		7,940
Class R-5	2,220		891		3,111		1,738		3,255		4,993
Class R-6	86,525		34,038		120,563		63,525		115,799		179,324
Total	$132,717		$56,036		$188,753		$96,929		$197,950		$294,879

Refer to the end of the tables for footnote.

52	American Funds Target Date Retirement Series

2010 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,671		$5,117		$18,788		$9,660		$14,482		$24,142
Class C	397		227		624		262		714		976
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	252		93		345		149		227		376
Class F-2	1,117		374		1,491		691		887		1,578
Class F-3	281		91		372		144		177		321
Class R-1	39		20		59		15		44		59
Class R-2	1,364		784		2,148		748		2,361		3,109
Class R-2E	1,011		490		1,501		724		1,560		2,284
Class R-3	4,309		1,875		6,184		2,771		5,583		8,354
Class R-4	5,494		2,086		7,580		4,374		6,782		11,156
Class R-5E	3,085		1,065		4,150		2,294		3,097		5,391
Class R-5	1,640		543		2,183		1,258		1,589		2,847
Class R-6	69,523		22,567		92,090		49,247		60,472		109,719
Total	$102,183		$35,332		$137,515		$72,337		$97,975		$170,312

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2023, unreimbursed expenses subject to reimbursement totaled $1,000 for 2065 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

American Funds Target Date Retirement Series	53

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

For the six months ended April 30, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$193	$61
Class C	47	5
Class T	—	—	*
Class F-1	3	1
Class F-2	Not applicable	3
Class F-3	Not applicable	—	*
Class R-1	3	—	*
Class R-2	269	128
Class R-2E	22	8
Class R-3	209	64
Class R-4	65	26
Class R-5E	Not applicable	33
Class R-5	Not applicable	4
Class R-6	Not applicable	5
Total class-specific expenses	$811	$338

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,375	$524
Class C	453	43
Class T	—	—
Class F-1	61	26
Class F-2	Not applicable	27
Class F-3	Not applicable	—	*
Class R-1	50	5
Class R-2	1,964	933
Class R-2E	363	127
Class R-3	1,887	581
Class R-4	960	395
Class R-5E	Not applicable	314
Class R-5	Not applicable	61
Class R-6	Not applicable	88
Total class-specific expenses	$7,113	$3,124

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$839	$315
Class C	365	35
Class T	—	—
Class F-1	40	17
Class F-2	Not applicable	23
Class F-3	Not applicable	—	*
Class R-1	30	3
Class R-2	1,094	520
Class R-2E	190	66
Class R-3	1,019	313
Class R-4	455	186
Class R-5E	Not applicable	181
Class R-5	Not applicable	27
Class R-6	Not applicable	45
Total class-specific expenses	$4,032	$1,731

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,117	$833
Class C	691	66
Class T	—	—	*
Class F-1	95	41
Class F-2	Not applicable	42
Class F-3	Not applicable	—	*
Class R-1	86	9
Class R-2	2,877	1,369
Class R-2E	561	197
Class R-3	2,999	925
Class R-4	1,440	594
Class R-5E	Not applicable	487
Class R-5	Not applicable	87
Class R-6	Not applicable	137
Total class-specific expenses	$10,866	$4,787

Refer to the end of the tables for footnote.

54	American Funds Target Date Retirement Series

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,391	$926
Class C	711	68
Class T	—	—	*
Class F-1	117	50
Class F-2	Not applicable	55
Class F-3	Not applicable	—	*
Class R-1	122	12
Class R-2	3,638	1,731
Class R-2E	752	261
Class R-3	3,363	1,038
Class R-4	1,623	668
Class R-5E	Not applicable	586
Class R-5	Not applicable	97
Class R-6	Not applicable	157
Total class-specific expenses	$12,717	$5,649

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,660	$1,405
Class C	961	91
Class T	—	—
Class F-1	226	96
Class F-2	Not applicable	94
Class F-3	Not applicable	—	*
Class R-1	164	17
Class R-2	5,052	2,404
Class R-2E	1,039	365
Class R-3	5,043	1,560
Class R-4	2,388	984
Class R-5E	Not applicable	760
Class R-5	Not applicable	143
Class R-6	Not applicable	217
Total class-specific expenses	$18,533	$8,136

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,293	$1,666
Class C	1,030	97
Class T	—	—	*
Class F-1	124	53
Class F-2	Not applicable	114
Class F-3	Not applicable	—	*
Class R-1	136	14
Class R-2	4,059	1,936
Class R-2E	965	339
Class R-3	4,438	1,377
Class R-4	2,258	936
Class R-5E	Not applicable	731
Class R-5	Not applicable	129
Class R-6	Not applicable	192
Total class-specific expenses	$17,303	$7,584

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,043	$1,198
Class C	841	80
Class T	—	—	*
Class F-1	181	77
Class F-2	Not applicable	71
Class F-3	Not applicable	—	*
Class R-1	156	15
Class R-2	4,267	2,030
Class R-2E	827	291
Class R-3	4,239	1,309
Class R-4	2,063	852
Class R-5E	Not applicable	742
Class R-5	Not applicable	117
Class R-6	Not applicable	194
Total class-specific expenses	$15,617	$6,976

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,590	$1,733
Class C	1,146	108
Class T	—	—
Class F-1	199	85
Class F-2	Not applicable	132
Class F-3	Not applicable	—	*
Class R-1	216	22
Class R-2	4,997	2,383
Class R-2E	1,200	423
Class R-3	5,710	1,766
Class R-4	2,872	1,186
Class R-5E	Not applicable	892
Class R-5	Not applicable	160
Class R-6	Not applicable	244
Total class-specific expenses	$20,930	$9,134

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,619	$1,066
Class C	640	59
Class T	—	—	*
Class F-1	57	25
Class F-2	Not applicable	69
Class F-3	Not applicable	—	*
Class R-1	47	5
Class R-2	1,904	911
Class R-2E	508	181
Class R-3	2,239	695
Class R-4	1,215	506
Class R-5E	Not applicable	393
Class R-5	Not applicable	65
Class R-6	Not applicable	98
Total class-specific expenses	$9,229	$4,073

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	55

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,048	$399
Class C	165	15
Class T	—	—	*
Class F-1	15	6
Class F-2	Not applicable	23
Class F-3	Not applicable	—	*
Class R-1	31	3
Class R-2	611	293
Class R-2E	167	59
Class R-3	763	237
Class R-4	311	129
Class R-5E	Not applicable	104
Class R-5	Not applicable	22
Class R-6	Not applicable	30
Total class-specific expenses	$3,111	$1,320

2010 Fund
Share class	Distribution services	Transfer agent services
Class A	$694	$263
Class C	119	11
Class T	—	—	*
Class F-1	13	6
Class F-2	Not applicable	19
Class F-3	Not applicable	—	*
Class R-1	11	1
Class R-2	317	152
Class R-2E	148	53
Class R-3	506	157
Class R-4	287	120
Class R-5E	Not applicable	87
Class R-5	Not applicable	16
Class R-6	Not applicable	25
Total class-specific expenses	$2,095	$910

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for 2065 Fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2023, total fees and expenses reimbursed by CRMC were $42,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2065 Fund	$2	$1	$3
2060 Fund	12	4	16
2055 Fund	23	8	31
2050 Fund	35	12	47
2045 Fund	40	14	54
2040 Fund	50	17	67
2035 Fund	57	19	76
2030 Fund	65	22	87
2025 Fund	52	18	70
2020 Fund	27	10	37
2015 Fund	9	3	12
2010 Fund	7	2	9

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

56	American Funds Target Date Retirement Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2023, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$413,317	$5,857
2060 Fund	1,275,149	18,792
2055 Fund	1,752,474	48,675
2050 Fund	2,172,039	92,215
2045 Fund	2,285,659	154,765
2040 Fund	2,508,679	155,552
2035 Fund	2,653,445	154,623
2030 Fund	2,504,128	184,534
2025 Fund	1,344,880	451,382
2020 Fund	562,312	673,725
2015 Fund	214,905	242,508
2010 Fund	214,507	228,751

American Funds Target Date Retirement Series	57

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$49,033	3,613	$4,139	319		$(6,990)	(517)	$46,182	3,415
Class C	4,568	339	264	20		(564)	(42)	4,268	317
Class T	—	—	—	—		—	—	—	—
Class F-1	959	70	69	5		(436)	(32)	592	43
Class F-2	3,415	251	261	20		(523)	(39)	3,153	232
Class F-3	75	6	14	1		(1)	— †	88	7
Class R-1	141	10	20	1		(6)	— †	155	11
Class R-2	29,957	2,230	2,049	159		(11,209)	(838)	20,797	1,551
Class R-2E	3,243	239	214	17		(617)	(46)	2,840	210
Class R-3	38,573	2,849	2,547	197		(10,721)	(794)	30,399	2,252
Class R-4	21,265	1,563	1,685	130		(6,272)	(463)	16,678	1,230
Class R-5E	21,939	1,613	1,388	107		(4,294)	(319)	19,033	1,401
Class R-5	7,294	536	581	45		(2,048)	(148)	5,827	433
Class R-6	326,211	23,874	18,911	1,451		(73,087)	(5,366)	272,035	19,959
Total net increase (decrease)	$506,673	37,193	$32,142	2,472		$(116,768)	(8,604)	$422,047	31,061

Year ended October 31, 2022

Class A	$84,056	5,743	$905	54		$(15,679)	(1,074)	$69,282	4,723
Class C	5,544	386	39	3		(744)	(52)	4,839	337
Class T	—	—	—	—		—	—	—	—
Class F-1	1,566	109	12	1		(486)	(34)	1,092	76
Class F-2	4,768	326	58	3		(683)	(48)	4,143	281
Class F-3	283	19	1	—	†	(1)	— †	283	19
Class R-1	72	5	7	—	†	(15)	(1)	64	4
Class R-2	47,730	3,318	332	20		(14,259)	(975)	33,803	2,363
Class R-2E	5,670	399	32	1		(1,658)	(114)	4,044	286
Class R-3	56,107	3,895	478	28		(16,819)	(1,155)	39,766	2,768
Class R-4	40,492	2,796	376	23		(14,021)	(1,007)	26,847	1,812
Class R-5E	28,630	1,982	257	15		(6,886)	(467)	22,001	1,530
Class R-5	12,625	851	131	8		(4,422)	(307)	8,334	552
Class R-6	395,645	27,180	3,641	215		(88,473)	(6,073)	310,813	21,322
Total net increase (decrease)	$683,188	47,009	$6,269	371		$(164,146)	(11,307)	$525,311	36,073

Refer to the end of the tables for footnotes.

58	American Funds Target Date Retirement Series

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$110,395	7,848	$37,096	2,773	$(38,433)	(2,729)	$109,058	7,892
Class C	10,810	782	3,853	293	(4,781)	(346)	9,882	729
Class T	—	—	—	—	—	—	—	—
Class F-1	3,411	243	1,777	132	(2,392)	(168)	2,796	207
Class F-2	8,958	635	2,942	219	(7,259)	(514)	4,641	340
Class F-3	5,273	386	341	25	(723)	(51)	4,891	360
Class R-1	1,340	96	318	24	(871)	(62)	787	58
Class R-2	59,498	4,320	15,382	1,171	(40,384)	(2,943)	34,496	2,548
Class R-2E	15,789	1,136	3,556	268	(14,309)	(1,055)	5,036	349
Class R-3	95,983	6,884	21,851	1,644	(53,706)	(3,867)	64,128	4,661
Class R-4	92,576	6,569	20,169	1,506	(52,750)	(3,778)	59,995	4,297
Class R-5E	59,311	4,205	13,226	987	(26,790)	(1,912)	45,747	3,280
Class R-5	21,154	1,494	6,050	449	(16,006)	(1,144)	11,198	799
Class R-6	1,260,971	88,863	273,328	20,262	(350,521)	(24,750)	1,183,778	84,375
Total net increase (decrease)	$1,745,469	123,461	$399,889	29,753	$(608,925)	(43,319)	$1,536,433	109,895

Year ended October 31, 2022

Class A	$204,122	13,171	$21,514	1,210	$(71,343)	(4,545)	$154,293	9,836
Class C	20,294	1,325	2,138	122	(10,202)	(662)	12,230	785
Class T	—	—	—	—	—	—	—	—
Class F-1	14,500	892	1,122	63	(7,358)	(463)	8,264	492
Class F-2	17,102	1,090	1,917	107	(11,931)	(747)	7,088	450
Class F-3	2,410	157	124	7	(461)	(29)	2,073	135
Class R-1	2,987	194	180	10	(1,640)	(109)	1,527	95
Class R-2	113,457	7,500	8,514	485	(78,040)	(5,077)	43,931	2,908
Class R-2E	30,284	1,980	2,129	121	(22,126)	(1,421)	10,287	680
Class R-3	176,823	11,581	12,250	693	(99,910)	(6,481)	89,163	5,793
Class R-4	167,162	10,840	12,998	730	(135,074)	(8,773)	45,086	2,797
Class R-5E	117,189	7,538	6,934	389	(50,329)	(3,214)	73,794	4,713
Class R-5	41,833	2,691	3,917	219	(28,817)	(1,860)	16,933	1,050
Class R-6	1,937,956	125,125	142,922	7,971	(605,149)	(38,482)	1,475,729	94,614
Total net increase (decrease)	$2,846,119	184,084	$216,659	12,127	$(1,122,380)	(71,863)	$1,940,398	124,348

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	59

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$139,517	6,705	$69,563	3,522	$(62,987)	(3,029)	$146,093	7,198
Class C	10,536	519	5,459	283	(7,728)	(380)	8,267	422
Class T	—	—	—	—	—	—	—	—
Class F-1	4,547	220	3,057	156	(3,076)	(149)	4,528	227
Class F-2	9,518	458	3,765	191	(7,410)	(355)	5,873	294
Class F-3	1,624	78	772	39	(1,141)	(54)	1,255	63
Class R-1	1,925	95	585	30	(1,181)	(59)	1,329	66
Class R-2	87,424	4,333	31,101	1,619	(66,548)	(3,311)	51,977	2,641
Class R-2E	21,521	1,055	7,511	388	(21,924)	(1,098)	7,108	345
Class R-3	136,596	6,666	45,699	2,342	(101,825)	(4,983)	80,470	4,025
Class R-4	142,894	6,883	47,814	2,425	(106,381)	(5,159)	84,327	4,149
Class R-5E	84,921	4,094	26,078	1,325	(52,104)	(2,534)	58,895	2,885
Class R-5	31,745	1,512	15,035	754	(29,396)	(1,417)	17,384	849
Class R-6	1,847,199	87,958	589,480	29,518	(611,337)	(29,190)	1,825,342	88,286
Total net increase (decrease)	$2,519,967	120,576	$845,919	42,592	$(1,073,038)	(51,718)	$2,292,848	111,450

Year ended October 31, 2022

Class A	$262,592	11,374	$46,685	1,770	$(120,730)	(5,203)	$188,547	7,941
Class C	19,957	883	3,593	139	(12,587)	(560)	10,963	462
Class T	—	—	—	—	—	—	—	—
Class F-1	10,193	437	2,260	86	(8,025)	(348)	4,428	175
Class F-2	19,680	850	2,540	96	(8,710)	(374)	13,510	572
Class F-3	2,441	104	521	20	(1,307)	(55)	1,655	69
Class R-1	3,293	147	389	15	(2,583)	(116)	1,099	46
Class R-2	170,561	7,671	20,781	806	(149,270)	(6,614)	42,072	1,863
Class R-2E	39,536	1,759	5,200	200	(35,411)	(1,556)	9,325	403
Class R-3	267,448	11,837	30,974	1,188	(205,821)	(8,990)	92,601	4,035
Class R-4	258,754	11,254	36,670	1,392	(274,179)	(12,002)	21,245	644
Class R-5E	171,594	7,431	17,412	662	(109,463)	(4,750)	79,543	3,343
Class R-5	69,994	3,006	11,177	420	(85,815)	(3,534)	(4,644)	(108)
Class R-6	3,032,381	130,671	361,596	13,569	(993,448)	(42,629)	2,400,529	101,611
Total net increase (decrease)	$4,328,424	187,424	$539,798	20,363	$(2,007,349)	(86,731)	$2,860,873	121,056

Refer to the end of the tables for footnotes.

60	American Funds Target Date Retirement Series

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$166,544	10,003	$113,663	7,176	$(94,278)	(5,659)	$185,929	11,520
Class C	14,186	875	8,339	540	(13,279)	(818)	9,246	597
Class T	—	—	—	—	—	—	—	—
Class F-1	4,880	295	4,919	313	(6,094)	(369)	3,705	239
Class F-2	14,782	888	6,118	387	(11,686)	(702)	9,214	573
Class F-3	2,366	142	901	56	(1,952)	(115)	1,315	83
Class R-1	2,167	134	995	65	(794)	(49)	2,368	150
Class R-2	110,867	6,858	45,808	2,968	(104,077)	(6,453)	52,598	3,373
Class R-2E	27,631	1,691	11,810	760	(28,791)	(1,799)	10,650	652
Class R-3	174,918	10,676	74,480	4,765	(138,332)	(8,468)	111,066	6,973
Class R-4	173,853	10,462	73,763	4,669	(148,310)	(9,006)	99,306	6,125
Class R-5E	96,482	5,812	41,373	2,622	(70,807)	(4,280)	67,048	4,154
Class R-5	34,372	2,044	22,193	1,387	(35,940)	(2,163)	20,625	1,268
Class R-6	2,388,832	142,800	940,198	59,021	(891,338)	(53,453)	2,437,692	148,368
Total net increase (decrease)	$3,211,880	192,680	$1,344,560	84,729	$(1,545,678)	(93,334)	$3,010,762	184,075

Year ended October 31, 2022

Class A	$329,728	17,819	$81,484	3,877	$(189,474)	(10,148)	$221,738	11,548
Class C	28,917	1,602	5,849	285	(20,780)	(1,158)	13,986	729
Class T	—	—	—	—	—	—	—	—
Class F-1	15,934	853	3,686	177	(9,782)	(535)	9,838	495
Class F-2	30,400	1,627	4,337	206	(18,094)	(981)	16,643	852
Class F-3	4,540	244	560	27	(1,046)	(54)	4,054	217
Class R-1	4,170	231	748	36	(4,543)	(253)	375	14
Class R-2	223,572	12,501	32,113	1,564	(205,938)	(11,347)	49,747	2,718
Class R-2E	51,391	2,849	8,585	416	(52,106)	(2,851)	7,870	414
Class R-3	347,082	19,128	53,223	2,564	(290,540)	(15,857)	109,765	5,835
Class R-4	314,924	17,101	60,405	2,881	(413,264)	(22,514)	(37,935)	(2,532)
Class R-5E	227,789	12,308	28,148	1,343	(138,332)	(7,434)	117,605	6,217
Class R-5	81,295	4,350	17,709	834	(116,619)	(6,046)	(17,615)	(862)
Class R-6	3,912,067	211,467	616,829	29,178	(1,496,283)	(80,423)	3,032,613	160,222
Total net increase (decrease)	$5,571,809	302,080	$913,676	43,388	$(2,956,801)	(159,601)	$3,528,684	185,867

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	61

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$174,455	10,252	$121,301	7,479	$(100,146)	(5,884)	$195,610	11,847
Class C	14,294	861	8,112	512	(13,084)	(788)	9,322	585
Class T	—	—	—	—	—	—	—	—
Class F-1	7,331	432	5,769	358	(6,031)	(356)	7,069	434
Class F-2	16,842	987	7,658	472	(14,030)	(817)	10,470	642
Class F-3	2,747	160	614	38	(1,984)	(116)	1,377	82
Class R-1	2,822	170	1,345	85	(1,381)	(83)	2,786	172
Class R-2	127,169	7,728	54,546	3,464	(108,764)	(6,635)	72,951	4,557
Class R-2E	31,185	1,869	16,841	1,058	(82,643)	(5,122)	(34,617)	(2,195)
Class R-3	184,213	11,012	79,990	5,003	(163,259)	(9,776)	100,944	6,239
Class R-4	183,607	10,812	79,481	4,909	(164,501)	(9,748)	98,587	5,973
Class R-5E	108,698	6,415	48,628	3,011	(109,073)	(6,479)	48,253	2,947
Class R-5	31,133	1,810	23,937	1,460	(46,198)	(2,720)	8,872	550
Class R-6	2,532,042	148,224	1,032,659	63,276	(962,078)	(56,437)	2,602,623	155,063
Total net increase (decrease)	$3,416,538	200,732	$1,480,881	91,125	$(1,773,172)	(104,961)	$3,124,247	186,896

Year ended October 31, 2022

Class A	$353,052	18,718	$95,941	4,513	$(208,731)	(10,930)	$240,262	12,301
Class C	29,343	1,597	6,516	313	(22,048)	(1,215)	13,811	695
Class T	—	—	—	—	—	—	—	—
Class F-1	24,146	1,287	4,456	211	(14,365)	(767)	14,237	731
Class F-2	32,532	1,736	5,995	282	(19,639)	(1,038)	18,888	980
Class F-3	2,855	153	505	24	(2,645)	(147)	715	30
Class R-1	4,837	268	1,107	53	(4,678)	(264)	1,266	57
Class R-2	256,921	14,188	43,912	2,123	(239,887)	(13,099)	60,946	3,212
Class R-2E	67,965	3,688	13,955	669	(65,121)	(3,544)	16,799	813
Class R-3	387,888	20,973	64,559	3,079	(342,496)	(18,437)	109,951	5,615
Class R-4	347,255	18,465	70,600	3,327	(427,715)	(22,706)	(9,860)	(914)
Class R-5E	264,658	14,079	36,905	1,743	(157,054)	(8,251)	144,509	7,571
Class R-5	89,611	4,727	20,587	959	(128,518)	(6,544)	(18,320)	(858)
Class R-6	4,198,210	222,085	755,927	35,357	(1,577,510)	(83,637)	3,376,627	173,805
Total net increase (decrease)	$6,059,273	321,964	$1,120,965	52,653	$(3,210,407)	(170,579)	$3,969,831	204,038

Refer to the end of the tables for footnotes.

62	American Funds Target Date Retirement Series

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$206,398	12,391	$149,683	9,402	$(138,394)	(8,293)	$217,687	13,500
Class C	15,380	945	9,078	583	(16,951)	(1,040)	7,507	488
Class T	—	—	—	—	—	—	—	—
Class F-1	10,930	660	8,481	537	(10,270)	(621)	9,141	576
Class F-2	21,680	1,300	9,458	595	(16,929)	(1,017)	14,209	878
Class F-3	4,110	247	1,144	72	(4,710)	(283)	544	36
Class R-1	2,951	181	1,621	104	(1,730)	(106)	2,842	179
Class R-2	133,375	8,243	60,353	3,889	(128,602)	(7,985)	65,126	4,147
Class R-2E	31,264	1,908	15,604	998	(33,781)	(2,094)	13,087	812
Class R-3	215,591	13,114	95,423	6,063	(181,340)	(11,057)	129,674	8,120
Class R-4	196,997	11,832	96,516	6,074	(192,912)	(11,680)	100,601	6,226
Class R-5E	124,973	7,531	57,784	3,643	(110,538)	(6,666)	72,219	4,508
Class R-5	33,384	1,983	27,737	1,725	(59,451)	(3,567)	1,670	141
Class R-6	2,754,210	164,703	1,222,147	76,336	(1,136,936)	(68,232)	2,839,421	172,807
Total net increase (decrease)	$3,751,243	225,038	$1,755,029	110,021	$(2,032,544)	(122,641)	$3,473,728	212,418

Year ended October 31, 2022

Class A	$412,060	22,313	$136,129	6,595	$(283,971)	(15,374)	$264,218	13,534
Class C	31,204	1,732	8,421	417	(27,334)	(1,526)	12,291	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,496	1,791	7,849	383	(25,126)	(1,371)	16,219	803
Class F-2	47,906	2,581	8,154	395	(26,609)	(1,463)	29,451	1,513
Class F-3	7,953	433	862	42	(4,172)	(231)	4,643	244
Class R-1	7,146	400	1,410	70	(4,555)	(253)	4,001	217
Class R-2	278,464	15,629	56,534	2,807	(281,879)	(15,718)	53,119	2,718
Class R-2E	64,031	3,576	14,388	709	(64,376)	(3,544)	14,043	741
Class R-3	421,845	23,303	88,574	4,340	(410,232)	(22,431)	100,187	5,212
Class R-4	390,004	21,178	100,987	4,902	(582,395)	(31,809)	(91,404)	(5,729)
Class R-5E	319,285	17,285	48,497	2,358	(186,472)	(10,018)	181,310	9,625
Class R-5	94,688	5,045	27,676	1,328	(140,570)	(7,389)	(18,206)	(1,016)
Class R-6	4,644,552	251,597	1,014,837	48,908	(1,914,228)	(103,710)	3,745,161	196,795
Total net increase (decrease)	$6,752,634	366,863	$1,514,318	73,254	$(3,951,919)	(214,837)	$4,315,033	225,280

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	63

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$239,846	14,889	$150,990	9,754	$(160,906)	(9,988)	$229,930	14,655
Class C	15,820	1,006	8,612	568	(19,869)	(1,260)	4,563	314
Class T	—	—	—	—	—	—	—	—
Class F-1	15,130	941	9,128	594	(16,836)	(1,052)	7,422	483
Class F-2	22,969	1,424	10,649	688	(19,568)	(1,218)	14,050	894
Class F-3	5,707	355	1,796	116	(8,619)	(537)	(1,116)	(66)
Class R-1	3,448	220	1,477	98	(2,997)	(191)	1,928	127
Class R-2	151,183	9,652	59,525	3,942	(143,423)	(9,178)	67,285	4,416
Class R-2E	30,915	1,962	17,702	1,166	(80,117)	(5,194)	(31,500)	(2,066)
Class R-3	246,833	15,567	97,054	6,347	(242,255)	(15,291)	101,632	6,623
Class R-4	229,047	14,260	95,874	6,210	(221,613)	(13,881)	103,308	6,589
Class R-5E	129,732	8,072	53,052	3,438	(168,397)	(10,581)	14,387	929
Class R-5	42,542	2,618	28,999	1,855	(56,414)	(3,502)	15,127	971
Class R-6	2,977,991	184,367	1,183,636	76,118	(1,238,583)	(76,764)	2,923,044	183,721
Total net increase (decrease)	$4,111,163	255,333	$1,718,494	110,894	$(2,379,597)	(148,637)	$3,450,060	217,590

Year ended October 31, 2022

Class A	$503,677	28,411	$166,740	8,529	$(345,361)	(19,456)	$325,056	17,484
Class C	34,890	2,015	10,462	546	(34,999)	(2,052)	10,353	509
Class T	—	—	—	—	—	—	—	—
Class F-1	40,319	2,280	10,310	531	(31,301)	(1,805)	19,328	1,006
Class F-2	56,002	3,180	11,438	585	(39,311)	(2,249)	28,129	1,516
Class F-3	10,978	600	1,800	92	(4,286)	(245)	8,492	447
Class R-1	8,046	476	1,545	81	(5,134)	(299)	4,457	258
Class R-2	303,983	17,835	71,892	3,764	(337,971)	(19,891)	37,904	1,708
Class R-2E	87,125	5,064	21,005	1,095	(87,537)	(5,065)	20,593	1,094
Class R-3	511,845	29,434	112,865	5,842	(518,042)	(29,698)	106,668	5,578
Class R-4	454,340	25,791	118,154	6,056	(591,293)	(33,720)	(18,799)	(1,873)
Class R-5E	321,374	18,247	55,648	2,854	(206,253)	(11,587)	170,769	9,514
Class R-5	124,589	7,124	33,672	1,706	(154,276)	(8,604)	3,985	226
Class R-6	5,139,371	289,846	1,196,113	60,902	(2,185,451)	(124,299)	4,150,033	226,449
Total net increase (decrease)	$7,596,539	430,303	$1,811,644	92,583	$(4,541,215)	(258,970)	$4,866,968	263,916

Refer to the end of the tables for footnotes.

64	American Funds Target Date Retirement Series

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$258,680	17,196	$153,577	10,548	$(236,530)	(15,750)	$175,727	11,994
Class C	17,835	1,214	8,152	572	(24,034)	(1,635)	1,953	151
Class T	—	—	—	—	—	—	—	—
Class F-1	17,275	1,162	6,442	447	(19,206)	(1,282)	4,511	327
Class F-2	33,069	2,195	12,608	867	(31,717)	(2,110)	13,960	952
Class F-3	8,124	540	1,732	119	(6,614)	(438)	3,242	221
Class R-1	3,733	253	1,479	103	(2,976)	(203)	2,236	153
Class R-2	134,999	9,227	46,603	3,278	(143,730)	(9,840)	37,872	2,665
Class R-2E	43,613	2,960	15,365	1,074	(57,171)	(3,909)	1,807	125
Class R-3	250,457	16,885	88,367	6,141	(268,633)	(18,124)	70,191	4,902
Class R-4	223,920	14,910	94,698	6,517	(252,773)	(16,939)	65,845	4,488
Class R-5E	125,017	8,350	49,944	3,444	(160,312)	(10,727)	14,649	1,067
Class R-5	37,475	2,472	26,736	1,819	(72,722)	(4,818)	(8,511)	(527)
Class R-6	3,046,152	202,112	1,107,907	75,780	(1,485,301)	(98,508)	2,668,758	179,384
Total net increase (decrease)	$4,200,349	279,476	$1,613,610	110,709	$(2,761,719)	(184,283)	$3,052,240	205,902

Year ended October 31, 2022

Class A	$612,394	37,268	$254,721	14,310	$(502,763)	(30,876)	$364,352	20,702
Class C	41,096	2,554	15,421	885	(40,174)	(2,553)	16,343	886
Class T	—	—	—	—	—	—	—	—
Class F-1	38,719	2,381	11,116	630	(40,231)	(2,495)	9,604	516
Class F-2	82,870	5,037	20,056	1,128	(64,295)	(3,983)	38,631	2,182
Class F-3	12,594	788	2,188	123	(6,075)	(382)	8,707	529
Class R-1	7,602	481	2,738	156	(7,791)	(494)	2,549	143
Class R-2	293,791	18,494	89,004	5,115	(349,664)	(21,875)	33,131	1,734
Class R-2E	89,145	5,575	27,568	1,576	(102,505)	(6,334)	14,208	817
Class R-3	530,316	32,837	160,107	9,097	(601,281)	(37,294)	89,142	4,640
Class R-4	516,947	31,538	177,708	10,000	(763,834)	(46,973)	(69,179)	(5,435)
Class R-5E	347,707	21,264	79,381	4,475	(264,186)	(15,996)	162,902	9,743
Class R-5	140,248	8,310	47,249	2,631	(183,579)	(11,069)	3,918	(128)
Class R-6	5,557,847	337,985	1,630,382	91,185	(2,836,516)	(172,785)	4,351,713	256,385
Total net increase (decrease)	$8,271,276	504,512	$2,517,639	141,311	$(5,762,894)	(353,109)	$5,026,021	292,714

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	65

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$226,190	16,329	$134,984	10,006	$(270,380)	(19,529)	$90,794	6,806
Class C	12,937	955	6,538	494	(26,032)	(1,920)	(6,557)	(471)
Class T	—	—	—	—	—	—	—	—
Class F-1	11,597	838	3,808	284	(14,423)	(1,051)	982	71
Class F-2	31,902	2,306	10,015	744	(37,202)	(2,697)	4,715	353
Class F-3	5,094	369	1,486	110	(6,430)	(464)	150	15
Class R-1	2,026	149	829	62	(4,707)	(346)	(1,852)	(135)
Class R-2	94,644	7,012	33,451	2,534	(134,905)	(10,004)	(6,810)	(458)
Class R-2E	30,269	2,225	12,046	908	(95,877)	(7,165)	(53,562)	(4,032)
Class R-3	170,996	12,504	62,017	4,646	(246,624)	(18,012)	(13,611)	(862)
Class R-4	174,065	12,586	67,944	5,044	(253,892)	(18,405)	(11,883)	(775)
Class R-5E	97,704	7,067	38,705	2,878	(181,899)	(13,229)	(45,490)	(3,284)
Class R-5	31,758	2,275	19,898	1,462	(70,004)	(5,017)	(18,348)	(1,280)
Class R-6	2,138,932	153,769	800,277	59,018	(1,541,937)	(110,731)	1,397,272	102,056
Total net increase (decrease)	$3,028,114	218,384	$1,191,998	88,190	$(2,884,312)	(208,570)	$1,335,800	98,004

Year ended October 31, 2022

Class A	$563,540	37,378	$242,847	15,093	$(589,398)	(39,514)	$216,989	12,957
Class C	30,906	2,112	14,064	891	(47,442)	(3,275)	(2,472)	(272)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,055	1,422	6,955	436	(25,237)	(1,693)	2,773	165
Class F-2	82,636	5,448	16,921	1,054	(68,985)	(4,629)	30,572	1,873
Class F-3	9,075	594	2,362	147	(5,861)	(387)	5,576	354
Class R-1	6,176	422	1,781	113	(8,298)	(560)	(341)	(25)
Class R-2	221,873	15,219	72,272	4,592	(327,310)	(22,393)	(33,165)	(2,582)
Class R-2E	68,828	4,739	25,485	1,612	(120,291)	(8,192)	(25,978)	(1,841)
Class R-3	416,850	28,077	129,204	8,121	(633,261)	(42,984)	(87,207)	(6,786)
Class R-4	417,706	27,722	141,103	8,786	(717,526)	(48,163)	(158,717)	(11,655)
Class R-5E	285,435	19,124	67,509	4,211	(268,292)	(17,962)	84,652	5,373
Class R-5	88,458	5,861	38,845	2,395	(174,872)	(11,543)	(47,569)	(3,287)
Class R-6	4,338,742	286,964	1,308,610	80,928	(3,245,220)	(217,428)	2,402,132	150,464
Total net increase (decrease)	$6,551,280	435,082	$2,067,958	128,379	$(6,231,993)	(418,723)	$2,387,245	144,738

Refer to the end of the tables for footnotes.

66	American Funds Target Date Retirement Series

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$93,096	7,451	$86,843	7,112	$(183,024)	(14,658)	$(3,085)	(95)
Class C	4,608	377	3,976	331	(17,526)	(1,432)	(8,942)	(724)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,783	143	1,865	154	(10,969)	(875)	(7,321)	(578)
Class F-2	16,246	1,298	6,127	503	(25,799)	(2,071)	(3,426)	(270)
Class F-3	8,830	710	691	57	(3,663)	(295)	5,858	472
Class R-1	609	49	273	23	(2,480)	(200)	(1,598)	(128)
Class R-2	38,203	3,123	15,655	1,304	(78,666)	(6,434)	(24,808)	(2,007)
Class R-2E	13,965	1,140	5,836	486	(35,205)	(2,873)	(15,404)	(1,247)
Class R-3	68,999	5,584	31,575	2,608	(150,572)	(12,177)	(49,998)	(3,985)
Class R-4	79,269	6,357	36,724	3,010	(159,031)	(12,798)	(43,038)	(3,431)
Class R-5E	47,883	3,859	20,558	1,691	(112,582)	(9,036)	(44,141)	(3,486)
Class R-5	11,646	927	9,981	810	(34,812)	(2,768)	(13,185)	(1,031)
Class R-6	971,042	77,570	412,442	33,641	(1,085,333)	(86,447)	298,151	24,764
Total net increase (decrease)	$1,356,179	108,588	$632,546	51,730	$(1,899,662)	(152,064)	$89,063	8,254

Year ended October 31, 2022

Class A	$277,704	20,447	$162,140	11,378	$(396,045)	(29,568)	$43,799	2,257
Class C	15,406	1,156	9,259	661	(33,591)	(2,578)	(8,926)	(761)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,010	532	3,626	256	(12,336)	(936)	(1,700)	(148)
Class F-2	36,942	2,742	11,119	782	(42,411)	(3,174)	5,650	350
Class F-3	5,653	412	1,228	86	(6,672)	(507)	209	(9)
Class R-1	1,815	141	646	46	(4,805)	(352)	(2,344)	(165)
Class R-2	92,658	7,033	35,737	2,551	(178,482)	(13,539)	(50,087)	(3,955)
Class R-2E	43,664	3,322	12,346	881	(69,212)	(5,256)	(13,202)	(1,053)
Class R-3	194,890	14,672	69,090	4,886	(378,778)	(28,566)	(114,798)	(9,008)
Class R-4	209,192	15,470	83,181	5,841	(488,156)	(36,492)	(195,783)	(15,181)
Class R-5E	137,242	10,212	38,046	2,682	(181,701)	(13,460)	(6,413)	(566)
Class R-5	55,071	3,932	21,477	1,496	(123,366)	(9,085)	(46,818)	(3,657)
Class R-6	2,170,885	160,723	724,843	50,653	(2,576,561)	(191,181)	319,167	20,195
Total net increase (decrease)	$3,248,132	240,794	$1,172,738	82,199	$(4,492,116)	(334,694)	$(71,246)	(11,701)

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	67

2015 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$28,373	2,446	$30,672	2,709	$(73,366)	(6,340)	$(14,321)	(1,185)
Class C	971	85	959	86	(5,946)	(523)	(4,016)	(352)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,024	89	418	37	(943)	(82)	499	44
Class F-2	4,237	368	1,881	167	(7,823)	(680)	(1,705)	(145)
Class F-3	1,022	89	269	24	(530)	(46)	761	67
Class R-1	454	40	177	16	(976)	(87)	(345)	(31)
Class R-2	12,965	1,146	4,545	407	(24,104)	(2,121)	(6,594)	(568)
Class R-2E	7,151	628	1,846	166	(20,090)	(1,776)	(11,093)	(982)
Class R-3	19,215	1,676	10,039	893	(44,258)	(3,862)	(15,004)	(1,293)
Class R-4	20,973	1,828	8,970	793	(47,076)	(4,089)	(17,133)	(1,468)
Class R-5E	15,799	1,372	5,080	451	(26,901)	(2,340)	(6,022)	(517)
Class R-5	2,862	246	3,112	273	(7,039)	(604)	(1,065)	(85)
Class R-6	347,413	30,048	120,564	10,632	(373,150)	(32,206)	94,827	8,474
Total net increase (decrease)	$462,459	40,061	$188,532	16,654	$(632,202)	(54,756)	$18,789	1,959

Year ended October 31, 2022

Class A	$71,573	5,797	$49,488	3,789	$(147,520)	(12,026)	$(26,459)	(2,440)
Class C	3,325	273	1,903	148	(9,078)	(758)	(3,850)	(337)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,483	122	710	55	(3,234)	(273)	(1,041)	(96)
Class F-2	9,857	793	2,889	222	(11,217)	(912)	1,529	103
Class F-3	1,668	133	354	27	(2,275)	(184)	(253)	(24)
Class R-1	1,495	122	287	23	(1,553)	(129)	229	16
Class R-2	26,902	2,217	9,052	703	(61,139)	(5,055)	(25,185)	(2,135)
Class R-2E	14,181	1,175	3,390	264	(22,746)	(1,865)	(5,175)	(426)
Class R-3	60,050	4,893	18,094	1,395	(122,373)	(9,984)	(44,229)	(3,696)
Class R-4	56,490	4,605	16,222	1,243	(113,354)	(9,215)	(40,642)	(3,367)
Class R-5E	36,077	2,945	7,941	611	(65,959)	(5,233)	(21,941)	(1,677)
Class R-5	23,198	1,792	4,993	379	(22,630)	(1,819)	5,561	352
Class R-6	747,271	59,990	179,293	13,707	(799,862)	(64,800)	126,702	8,897
Total net increase (decrease)	$1,053,570	84,857	$294,616	22,566	$(1,382,940)	(112,253)	$(34,754)	(4,830)

Refer to the end of the tables for footnotes.

68	American Funds Target Date Retirement Series

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$19,703	1,783	$18,649	1,720	$(44,287)	(4,006)	$(5,935)	(503)
Class C	1,132	104	624	58	(4,102)	(377)	(2,346)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,475	135	344	32	(1,087)	(99)	732	68
Class F-2	7,825	713	1,491	138	(6,720)	(611)	2,596	240
Class F-3	1,350	122	372	35	(2,099)	(190)	(377)	(33)
Class R-1	362	33	58	6	(117)	(11)	303	28
Class R-2	9,410	870	2,142	200	(17,255)	(1,586)	(5,703)	(516)
Class R-2E	6,719	617	1,501	140	(17,442)	(1,611)	(9,222)	(854)
Class R-3	19,090	1,743	6,184	573	(36,882)	(3,370)	(11,608)	(1,054)
Class R-4	17,715	1,610	7,579	700	(40,091)	(3,646)	(14,797)	(1,336)
Class R-5E	9,840	895	4,150	385	(23,002)	(2,107)	(9,012)	(827)
Class R-5	3,813	343	2,184	200	(7,577)	(680)	(1,580)	(137)
Class R-6	372,007	33,684	92,034	8,475	(398,197)	(35,911)	65,844	6,248
Total net increase (decrease)	$470,441	42,652	$137,312	12,662	$(598,858)	(54,205)	$8,895	1,109

Year ended October 31, 2022

Class A	$74,441	6,379	$23,987	1,947	$(104,112)	(8,958)	$(5,684)	(632)
Class C	4,638	398	973	80	(7,926)	(693)	(2,315)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,035	268	374	30	(2,306)	(202)	1,103	96
Class F-2	19,144	1,676	1,579	129	(14,488)	(1,267)	6,235	538
Class F-3	3,597	309	321	26	(1,304)	(113)	2,614	222
Class R-1	800	69	59	5	(452)	(40)	407	34
Class R-2	23,383	2,022	3,102	255	(32,255)	(2,813)	(5,770)	(536)
Class R-2E	23,811	2,025	2,283	188	(32,182)	(2,795)	(6,088)	(582)
Class R-3	55,677	4,788	8,351	682	(86,456)	(7,400)	(22,428)	(1,930)
Class R-4	60,238	5,122	11,156	906	(109,747)	(9,370)	(38,353)	(3,342)
Class R-5E	25,864	2,215	5,390	439	(35,480)	(3,044)	(4,226)	(390)
Class R-5	14,441	1,210	2,848	229	(19,505)	(1,622)	(2,216)	(183)
Class R-6	809,243	68,700	109,712	8,884	(738,860)	(63,119)	180,095	14,465
Total net increase (decrease)	$1,118,312	95,181	$170,135	13,800	$(1,185,073)	(101,436)	$103,374	7,545

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Target Date Retirement Series	69

Financial highlights

2065 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2023[6,7]	$13.07	$.09	$1.29	$1.38	$(.07)	$(.41)	$(.48)	$13.97	10.73%[8]		$158		.41%[9]		.40%[9]		.78%[9]		1.36%[9]
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09)	(.13)	(.22)	13.07	(21.75)		104		.39		.39		.76		.78
10/31/2021	12.66	.10	4.27	4.37	(.08)	(.01)	(.09)	16.94	34.61		54		.44		.40		.77		.60
10/31/2020[7,10]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[8]	7		.60	[9]	.38	[9]	.75	[9]	.67	[9]
Class C:
4/30/2023[6,7]	12.93	.04	1.27	1.31	— [11]	(.41)	(.41)	13.83	10.38	[8]	12		1.11	[9]	1.10	[9]	1.48	[9]	.63	[9]
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02)	(.13)	(.15)	12.93	(22.33)		7		1.09		1.09		1.46		.07
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[7,10]	10.00	— [11]	2.63	2.63	—	—	—	12.63	26.30	[8]	—	[12]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,13]
Class T:
4/30/2023[6,7]	13.15	.13	1.27	1.40	(.09)	(.41)	(.50)	14.05	10.99	[8,14]	—	[12]	.02	[9,14]	.01	[9,14]	.39	[9,14]	1.86	[9,14]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11)	(.13)	(.24)	13.15	(21.57)[14]		—	[12]	.08	[14]	.08	[14]	.45	[14]	1.14	[14]
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[14]	—	[12]	.24	[14]	.11	[14]	.48	[14]	1.02	[14]
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.48	[9,14]	.02	[9,14]	.39	[9,14]	.94	[9,14]
Class F-1:
4/30/2023[6,7]	13.09	.09	1.29	1.38	(.07)	(.41)	(.48)	13.99	10.80	[8]	3		.37	[9]	.36	[9]	.74	[9]	1.38	[9]
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08)	(.13)	(.21)	13.09	(21.83)		2		.37		.37		.74		.81
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[7,10]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[8]	—	[12]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
4/30/2023[6,7]	13.14	.11	1.30	1.41	(.10)	(.41)	(.51)	14.04	11.01	[8]	10		.10	[9]	.10	[9]	.48	[9]	1.64	[9]
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12)	(.13)	(.25)	13.14	(21.59)		6		.09		.09		.46		1.08
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
4/30/2023[6,7]	13.16	.12	1.28	1.40	(.10)	(.41)	(.51)	14.05	10.99	[8]	—	[12]	.02	[9]	.01	[9]	.39	[9]	1.81	[9]
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		—	[12]	.01		.01		.38		1.18
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[12]	.10		.03		.40		1.08
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.30	[9]	—	[9,13]	.37	[9]	.99	[9]
Class R-1:
4/30/2023[6,7]	13.01	.05	1.27	1.32	—	(.41)	(.41)	13.92	10.39	[8]	1		1.09	[9]	1.09	[9]	1.47	[9]	.69	[9]
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03)	(.13)	(.16)	13.01	(22.34)		1		1.08		1.08		1.45		.14
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.45	[9,14]	.06	[9,14]	.43	[9,14]	.90	[9,14]
Class R-2:
4/30/2023[6,7]	12.93	.04	1.27	1.31	—	(.41)	(.41)	13.83	10.38	[8]	85		1.12	[9]	1.11	[9]	1.49	[9]	.67	[9]
10/31/2022	16.78	.01	(3.73)	(3.72)	— [11]	(.13)	(.13)	12.93	(22.33)		60		1.11		1.11		1.48		.06
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[7,10]	10.00	— [11]	2.61	2.61	—	—	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
4/30/2023[6,7]	13.01	.06	1.28	1.34	(.03)	(.41)	(.44)	13.91	10.54	[8]	9		.82	[9]	.81	[9]	1.19	[9]	.95	[9]
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03)	(.13)	(.16)	13.01	(22.12)		6		.81		.81		1.18		.34
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[7,10]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]
Class R-3:
4/30/2023[6,7]	13.03	.07	1.28	1.35	(.04)	(.41)	(.45)	13.93	10.63	[8]	103		.67	[9]	.66	[9]	1.04	[9]	1.11	[9]
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05)	(.13)	(.18)	13.03	(22.00)		67		.66		.66		1.03		.51
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39		.72		.67		1.04		.34
10/31/2020[7,10]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[8]	8		.91	[9]	.66	[9]	1.03	[9]	.45	[9]

Refer to the end of the tables for footnotes.

70	American Funds Target Date Retirement Series

Financial highlights (continued)

2065 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/2023[6,7]	$13.08	$.10	$1.28	$1.38	$(.07)	$(.41)	$(.48)	$13.98	10.82%[8]		$63	.37%[9]		.36%[9]		.74%[9]		1.42%[9]
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09)	(.13)	(.22)	13.08	(21.81)		42	.36		.36		.73		.82
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63		24	.42		.38		.75		.65
10/31/2020[7,10]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70	[8]	3	.57	[9]	.36	[9]	.73	[9]	.71	[9]

Class R-5E:
4/30/2023[6,7]	13.13	.11	1.28	1.39	(.09)	(.41)	(.50)	14.02	10.90	[8]	54	.17	[9]	.16	[9]	.54	[9]	1.58	[9]
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11)	(.13)	(.24)	13.13	(21.60)		32	.16		.16		.53		1.01
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90		16	.22		.17		.54		.85
10/31/2020[7,10]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80	[8]	3	.35	[9]	.17	[9]	.54	[9]	.99	[9]
Class R-5:
4/30/2023[6,7]	13.15	.12	1.28	1.40	(.10)	(.41)	(.51)	14.04	10.95	[8]	20	.07	[9]	.06	[9]	.44	[9]	1.71	[9]
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12)	(.13)	(.25)	13.15	(21.53)		13	.06		.06		.43		1.11
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99		7	.12		.08		.45		.98
10/31/2020[7,10]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90	[8]	1	.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
4/30/2023[6,7]	13.16	.12	1.28	1.40	(.10)	(.41)	(.51)	14.05	10.99	[8]	740	.02	[9]	.01	[9]	.39	[9]	1.71	[9]
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		430	.01		.01		.38		1.15
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09		194	.07		.03		.40		.95
10/31/2020[7,10]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90	[8]	14	.18	[9]	.04	[9]	.41	[9]	1.16	[9]

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2060 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income (loss) to average net assets
Class A:
4/30/2023[6,7]	$13.81	$.10		$1.33	$1.43	$(.07)	$(.76)	$(.83)	$14.41	10.82%[8]		$743		.35%[9]		.73%[9]		1.46%[9]
10/31/2022	18.27	.14		(3.98)	(3.84)	(.13)	(.49)	(.62)	13.81	(21.77)		604		.34		.71		.88
10/31/2021	13.92	.13		4.62	4.75	(.09)	(.31)	(.40)	18.27	34.65		619		.34		.71		.77
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25		363		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22		232		.40		.79		1.27
10/31/2018	12.20	.14		(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06		130		.37		.77		1.10
Class C:
4/30/2023[6,7]	13.53	.05		1.30	1.35	—	(.76)	(.76)	14.12	10.38	[8]	81		1.09	[9]	1.47	[9]	.73	[9]
10/31/2022	17.92	.02		(3.91)	(3.89)	(.01)	(.49)	(.50)	13.53	(22.34)		67		1.08		1.45		.14
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66		75		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43		49		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46		34		1.12		1.51		.51
10/31/2018	12.05	.04		— [11]	.04	(.02)	(.11)	(.13)	11.96	.25		20		1.13		1.53		.34
Class T:
4/30/2023[6,7]	13.88	.13		1.33	1.46	(.11)	(.76)	(.87)	14.47	10.96	[8,14]	—	[12]	.01	[9,14]	.39	[9,14]	1.87	[9,14]
10/31/2022	18.34	.18		(3.99)	(3.81)	(.16)	(.49)	(.65)	13.88	(21.55)[14]		—	[12]	.08	[14]	.45	[14]	1.15	[14]
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86	[14]	—	[12]	.15	[14]	.52	[14]	.99	[14]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48	[14]	—	[12]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54	[14]	—	[12]	.16	[14]	.55	[14]	1.58	[14]
10/31/2018	12.22	.17		(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20	[14]	—	[12]	.17	[14]	.57	[14]	1.36	[14]
Class F-1:
4/30/2023[6,7]	13.80	.10		1.33	1.43	(.06)	(.76)	(.82)	14.41	10.83	[8]	34		.37	[9]	.75	[9]	1.46	[9]
10/31/2022	18.27	.13		(3.98)	(3.85)	(.13)	(.49)	(.62)	13.80	(21.83)		30		.38		.75		.84
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57		31		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24		15		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26		9		.39		.78		1.23
10/31/2018	12.21	.13		— [11]	.13	(.08)	(.11)	(.19)	12.15	1.04		5		.39		.79		.99
Class F-2:
4/30/2023[6,7]	13.91	.12		1.33	1.45	(.10)	(.76)	(.86)	14.50	10.92	[8]	55		.10	[9]	.48	[9]	1.72	[9]
10/31/2022	18.39	.17		(3.99)	(3.82)	(.17)	(.49)	(.66)	13.91	(21.57)		48		.09		.46		1.12
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02		55		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52		29		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50		17		.12		.51		1.46
10/31/2018	12.25	.16		.01	.17	(.11)	(.11)	(.22)	12.20	1.32		9		.13		.53		1.27
Class F-3:
4/30/2023[6,7]	13.89	.11		1.35	1.46	(.12)	(.76)	(.88)	14.47	10.97	[8]	10		.01	[9]	.39	[9]	1.51	[9]
10/31/2022	18.36	.18		(3.98)	(3.80)	(.18)	(.49)	(.67)	13.89	(21.49)		4		.01		.38		1.20
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08		3		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59		1		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69		6		.03		.42		1.77
10/31/2018	12.23	.19		(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28		7		.04		.44		1.47
Class R-1:
4/30/2023[6,7]	13.56	.05		1.30	1.35	—	(.76)	(.76)	14.15	10.35	[8]	7		1.11	[9]	1.49	[9]	.69	[9]
10/31/2022	17.98	.01		(3.92)	(3.91)	(.02)	(.49)	(.51)	13.56	(22.36)		6		1.10		1.47		.09
10/31/2021	13.74	—	[11]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60		6		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40		3		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47		1		1.10		1.49		.60
10/31/2018	12.10	.04		— [11]	.04	(.02)	(.11)	(.13)	12.01	.27		1		1.10		1.50		.33

Refer to the end of the tables for footnotes.

72	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2023[6,7]	$13.52	$.05		$1.30	$1.35	$— [11]	$(.76)	$(.76)	$14.11	10.38%[8]	$317	1.12%[9]		1.50%[9]		.71%[9]
10/31/2022	17.91	.02		(3.92)	(3.90)	— [11]	(.49)	(.49)	13.52	(22.38)	269	1.11		1.48		.11
10/31/2021	13.68	—	[11]	4.54	4.54	—	(.31)	(.31)	17.91	33.58	304	1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42	204	1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148	1.13		1.52		.53
10/31/2018	12.06	.04		(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92	1.14		1.54		.35
Class R-2E:
4/30/2023[6,7]	13.63	.07		1.31	1.38	(.01)	(.76)	(.77)	14.24	10.52 [8]	68	.82	[9]	1.20	[9]	1.07	[9]
10/31/2022	18.05	.06		(3.94)	(3.88)	(.05)	(.49)	(.54)	13.63	(22.14)	61	.81		1.18		.42
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05	68	.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74	40	.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27	.83		1.22		.79
10/31/2018	12.14	.07		.01	.08	(.07)	(.11)	(.18)	12.04	.57	14	.84		1.24		.58
Class R-3:
4/30/2023[6,7]	13.68	.08		1.32	1.40	(.03)	(.76)	(.79)	14.29	10.65 [8]	451	.66	[9]	1.04	[9]	1.15	[9]
10/31/2022	18.12	.09		(3.96)	(3.87)	(.08)	(.49)	(.57)	13.68	(22.07)	368	.66		1.03		.56
10/31/2021	13.82	.08		4.58	4.66	(.05)	(.31)	(.36)	18.12	34.22	383	.66		1.03		.45
10/31/2020	13.08	.11		1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67		1.05		.86
10/31/2019	12.07	.12		1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68		1.07		.96
10/31/2018	12.15	.10		(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91	.69		1.09		.77
Class R-4:
4/30/2023[6,7]	13.81	.10		1.34	1.44	(.07)	(.76)	(.83)	14.42	10.85 [8]	403	.36	[9]	.74	[9]	1.45	[9]
10/31/2022	18.27	.13		(3.98)	(3.85)	(.12)	(.49)	(.61)	13.81	(21.79)	327	.36		.73		.87
10/31/2021	13.92	.12		4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36		.73		.73
10/31/2020	13.16	.16		1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37		.75		1.17
10/31/2019	12.13	.16		1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38		.77		1.25
10/31/2018	12.20	.14		(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105	.39		.79		1.07
Class R-5E:
4/30/2023[6,7]	13.85	.11		1.33	1.44	(.10)	(.76)	(.86)	14.43	10.84 [8]	263	.17	[9]	.55	[9]	1.64	[9]
10/31/2022	18.31	.16		(3.98)	(3.82)	(.15)	(.49)	(.64)	13.85	(21.61)	207	.16		.53		1.04
10/31/2021	13.95	.16		4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16		.53		.95
10/31/2020	13.18	.19		1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17		.55		1.41
10/31/2019	12.16	.18		1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17		.56		1.39
10/31/2018	12.22	.15		.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27	.18		.58		1.21
Class R-5:
4/30/2023[6,7]	13.94	.13		1.33	1.46	(.11)	(.76)	(.87)	14.53	10.94 [8]	111	.06	[9]	.44	[9]	1.78	[9]
10/31/2022	18.42	.18		(4.00)	(3.82)	(.17)	(.49)	(.66)	13.94	(21.51)	95	.06		.43		1.16
10/31/2021	14.03	.18		4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06		.43		1.05
10/31/2020	13.25	.20		1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07		.45		1.51
10/31/2019	12.21	.20		1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08		.47		1.61
10/31/2018	12.26	.18		(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10		.50		1.38
Class R-6:
4/30/2023[6,7]	13.95	.13		1.34	1.47	(.12)	(.76)	(.88)	14.54	10.99 [8]	5,569	.01	[9]	.39	[9]	1.78	[9]
10/31/2022	18.44	.19		(4.01)	(3.82)	(.18)	(.49)	(.67)	13.95	(21.51)	4,166	.01		.38		1.20
10/31/2021	14.04	.19		4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01		.38		1.09
10/31/2020	13.26	.20		1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02		.40		1.48
10/31/2019	12.22	.20		1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03		.42		1.57
10/31/2018	12.27	.18		(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04		.44		1.41

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$20.52	$.15		$1.96	$2.11	$(.12)	$(1.25)	$(1.37)	$21.26	10.78%[8]		$1,214		.35%[9]		.73%[9]		1.49%[9]
10/31/2022	27.25	.21		(5.85)	(5.64)	(.17)	(.92)	(1.09)	20.52	(21.58)		1,023		.33		.70		.89
10/31/2021	20.85	.20		6.90	7.10	(.15)	(.55)	(.70)	27.25	34.62		1,143		.33		.70		.79
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27		752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31		581		.36		.75		1.33
10/31/2018	18.66	.22		(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.74		1.16
Class C:
4/30/2023[6,7]	19.99	.08		1.90	1.98	— [11]	(1.25)	(1.25)	20.72	10.37	[8]	98		1.08	[9]	1.46	[9]	.76	[9]
10/31/2022	26.59	.04		(5.72)	(5.68)	—	(.92)	(.92)	19.99	(22.15)		86		1.07		1.44		.16
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59		103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51		71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.50		.58
10/31/2018	18.32	.07		(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.51		.39
Class T:
4/30/2023[6,7]	20.58	.20		1.95	2.15	(.17)	(1.25)	(1.42)	21.31	10.97	[8,14]	—	[12]	.01	[9,14]	.39	[9,14]	1.90	[9,14]
10/31/2022	27.30	.27		(5.85)	(5.58)	(.22)	(.92)	(1.14)	20.58	(21.36)[14]		—	[12]	.08	[14]	.45	[14]	1.16	[14]
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80	[14]	—	[12]	.14	[14]	.51	[14]	1.00	[14]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56	[14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	18.68	.27		(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
Class F-1:
4/30/2023[6,7]	20.37	.15		1.94	2.09	(.10)	(1.25)	(1.35)	21.11	10.79	[8]	52		.36	[9]	.74	[9]	1.49	[9]
10/31/2022	27.06	.20		(5.80)	(5.60)	(.17)	(.92)	(1.09)	20.37	(21.61)		46		.38		.75		.86
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49		56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30		34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.77		1.33
10/31/2018	18.58	.21		(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.77		1.07
Class F-2:
4/30/2023[6,7]	20.57	.18		1.96	2.14	(.17)	(1.25)	(1.42)	21.29	10.92	[8]	64		.10	[9]	.48	[9]	1.75	[9]
10/31/2022	27.30	.26		(5.84)	(5.58)	(.23)	(.92)	(1.15)	20.57	(21.36)		56		.09		.46		1.13
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89		58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61		33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.49		1.55
10/31/2018	18.69	.25		(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.51		1.28
Class F-3:
4/30/2023[6,7]	20.61	.19		1.96	2.15	(.18)	(1.25)	(1.43)	21.33	11.00	[8]	12		.01	[9]	.39	[9]	1.85	[9]
10/31/2022	27.36	.28		(5.86)	(5.58)	(.25)	(.92)	(1.17)	20.61	(21.33)		10		.01		.38		1.22
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00		12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67		7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.41		1.70
10/31/2018	18.70	.28		(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.41		1.44
Class R-1:
4/30/2023[6,7]	19.86	.07		1.89	1.96	—	(1.25)	(1.25)	20.57	10.34	[8]	11		1.11	[9]	1.49	[9]	.73	[9]
10/31/2022	26.43	.03		(5.68)	(5.65)	—	(.92)	(.92)	19.86	(22.17)		9		1.10		1.47		.13
10/31/2021	20.31	—	[11]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58		11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44		5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.53		.57
10/31/2018	18.25	.07		(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.54		.35

Refer to the end of the tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$19.90	$.07	$1.91	$1.98	$—	$(1.25)	$(1.25)	$20.63	10.42%[8]	$561	1.12%[9]		1.50%[9]		.74%[9]
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92)	(.92)	19.90	(22.20)	488	1.11		1.48		.13
10/31/2021	20.32	.01	6.71	6.72	— [11]	(.55)	(.55)	26.49	33.53	601	1.10		1.47		.03
10/31/2020	19.35	.09	1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49	438	1.12		1.50		.48
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379	1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29	306	1.12		1.52		.41
Class R-2E:
4/30/2023[6,7]	20.09	.11	1.90	2.01	(.01)	(1.25)	(1.26)	20.84	10.50 [8]	128	.82	[9]	1.20	[9]	1.08	[9]
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06)	(.92)	(.98)	20.09	(21.95)	117	.81		1.18		.42
10/31/2021	20.47	.08	6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96	144	.81		1.18		.32
10/31/2020	19.50	.15	1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79	98	.81		1.19		.75
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74	.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52	44	.81		1.21		.63
Class R-3:
4/30/2023[6,7]	20.22	.12	1.93	2.05	(.05)	(1.25)	(1.30)	20.97	10.62 [8]	811	.66	[9]	1.04	[9]	1.19	[9]
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09)	(.92)	(1.01)	20.22	(21.83)	701	.66		1.03		.57
10/31/2021	20.59	.12	6.79	6.91	(.08)	(.55)	(.63)	26.87	34.11	823	.66		1.03		.47
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67		1.05		.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67		1.06		1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70	367	.67		1.07		.83
Class R-4:
4/30/2023[6,7]	20.48	.15	1.96	2.11	(.11)	(1.25)	(1.36)	21.23	10.80 [8]	824	.36	[9]	.74	[9]	1.49	[9]
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16)	(.92)	(1.08)	20.48	(21.59)	710	.36		.73		.88
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36		.73		.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36		.74		1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01	444	.37		.77		1.12
Class R-5E:
4/30/2023[6,7]	20.48	.17	1.95	2.12	(.15)	(1.25)	(1.40)	21.20	10.90 [8]	446	.16	[9]	.54	[9]	1.69	[9]
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21)	(.92)	(1.13)	20.48	(21.43)	372	.15		.52		1.07
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16		.53		.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16		.54		1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23	131	.16		.56		1.29
Class R-5:
4/30/2023[6,7]	20.75	.19	1.97	2.16	(.17)	(1.25)	(1.42)	21.49	10.96 [8]	246	.06	[9]	.44	[9]	1.81	[9]
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24)	(.92)	(1.16)	20.75	(21.38)	220	.06		.43		1.16
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06		.43		1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06		.44		1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30	193	.07		.47		1.44
Class R-6:
4/30/2023[6,7]	20.79	.19	1.97	2.16	(.18)	(1.25)	(1.43)	21.52	10.95 [8]	10,492	.01	[9]	.39	[9]	1.81	[9]
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25)	(.92)	(1.17)	20.79	(21.30)	8,298	.01		.38		1.21
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01		.38		1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01		.39		1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39	1,711	.02		.42		1.44

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$16.47	$.13	$1.54	$1.67	$(.12)	$(1.00)	$(1.12)	$17.02	10.64%[8]		$1,905		.34%[9]		.71%[9]		1.61%[9]
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15)	(.75)	(.90)	16.47	(20.90)		1,654		.33		.70		.96
10/31/2021	16.67	.16	5.48	5.64	(.12)	(.47)	(.59)	21.72	34.41		1,931		.33		.69		.82
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36		1,334		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23		1,109		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.74		1.17
Class C:
4/30/2023[6,7]	15.99	.07	1.49	1.56	—	(1.00)	(1.00)	16.55	10.22	[8]	148		1.08	[9]	1.45	[9]	.87	[9]
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01)	(.75)	(.76)	15.99	(21.48)		133		1.07		1.44		.22
10/31/2021	16.25	.01	5.33	5.34	— [11]	(.47)	(.47)	21.12	33.36		160		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57		113		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.51		.39
Class T:
4/30/2023[6,7]	16.51	.17	1.53	1.70	(.16)	(1.00)	(1.16)	17.05	10.84	[8,14]	—	[12]	.01	[9,14]	.38	[9,14]	2.00	[9,14]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19)	(.75)	(.94)	16.51	(20.72)[14]		—	[12]	.08	[14]	.45	[14]	1.23	[14]
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61	[14]	—	[12]	.14	[14]	.50	[14]	1.02	[14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62	[14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
Class F-1:
4/30/2023[6,7]	16.33	.13	1.52	1.65	(.11)	(1.00)	(1.11)	16.87	10.61	[8]	80		.36	[9]	.73	[9]	1.60	[9]
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15)	(.75)	(.90)	16.33	(20.95)		73		.38		.75		.92
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28		86		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35		49		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.77		1.08
Class F-2:
4/30/2023[6,7]	16.49	.15	1.53	1.68	(.16)	(1.00)	(1.16)	17.01	10.72	[8]	100		.10	[9]	.47	[9]	1.84	[9]
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20)	(.75)	(.95)	16.49	(20.70)		88		.09		.46		1.20
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74		97		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61		60		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.51		1.34
Class F-3:
4/30/2023[6,7]	16.54	.16	1.53	1.69	(.17)	(1.00)	(1.17)	17.06	10.78	[8]	15		.01	[9]	.38	[9]	1.95	[9]
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22)	(.75)	(.97)	16.54	(20.63)		13		.01		.38		1.28
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78		12		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74		4		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.41		1.32
Class R-1:
4/30/2023[6,7]	15.98	.07	1.48	1.55	—	(1.00)	(1.00)	16.53	10.16	[8]	19		1.11	[9]	1.48	[9]	.83	[9]
10/31/2022	21.11	.04	(4.42)	(4.38)	— [11]	(.75)	(.75)	15.98	(21.52)		16		1.10		1.47		.20
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40		21		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46		14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.54		.37

Refer to the end of the tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$15.97	$.07	$1.49	$1.56	$—	$(1.00)	$(1.00)	$16.53	10.23%[8]	$807	1.12%[9]		1.49%[9]		.84%[9]
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75)	(.75)	15.97	(21.54)	726	1.11		1.48		.19
10/31/2021	16.23	.01	5.33	5.34	— [11]	(.47)	(.47)	21.10	33.36	902	1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52	680	1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598	1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26	498	1.11		1.51		.41
Class R-2E:
4/30/2023[6,7]	16.10	.10	1.50	1.60	(.04)	(1.00)	(1.04)	16.66	10.39 [8]	197	.82	[9]	1.19	[9]	1.17	[9]
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06)	(.75)	(.81)	16.10	(21.30)	180	.81		1.18		.49
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77	229	.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85	163	.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136	.81		1.20		.86
10/31/2018	14.81	.10	— [11]	.10	(.09)	(.24)	(.33)	14.58	.59	94	.81		1.21		.64
Class R-3:
4/30/2023[6,7]	16.21	.11	1.51	1.62	(.06)	(1.00)	(1.06)	16.77	10.49 [8]	1,282	.66	[9]	1.03	[9]	1.29	[9]
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09)	(.75)	(.84)	16.21	(21.19)	1,127	.66		1.03		.64
10/31/2021	16.44	.10	5.40	5.50	(.07)	(.47)	(.54)	21.40	33.97	1,362	.66		1.02		.50
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66		1.04		.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66		1.05		1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73	727	.67		1.07		.85
Class R-4:
4/30/2023[6,7]	16.43	.13	1.53	1.66	(.11)	(1.00)	(1.11)	16.98	10.61 [8]	1,222	.36	[9]	.73	[9]	1.59	[9]
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14)	(.75)	(.89)	16.43	(20.90)	1,082	.36		.73		.95
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36		.72		.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36		.74		1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00	842	.37		.77		1.14
Class R-5E:
4/30/2023[6,7]	16.43	.15	1.53	1.68	(.15)	(1.00)	(1.15)	16.96	10.74 [8]	673	.16	[9]	.53	[9]	1.79	[9]
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19)	(.75)	(.94)	16.43	(20.79)	584	.15		.52		1.13
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15		.51		.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16		.54		1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16		.55		1.46
10/31/2018	14.99	.20	— [11]	.20	(.15)	(.24)	(.39)	14.80	1.26	227	.15		.55		1.26
Class R-5:
4/30/2023[6,7]	16.66	.16	1.54	1.70	(.16)	(1.00)	(1.16)	17.20	10.76 [8]	347	.06	[9]	.43	[9]	1.91	[9]
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21)	(.75)	(.96)	16.66	(20.70)	315	.06		.43		1.24
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06		.42		1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06		.44		1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36	357	.07		.47		1.48
Class R-6:
4/30/2023[6,7]	16.61	.16	1.54	1.70	(.17)	(1.00)	(1.17)	17.14	10.80 [8]	15,959	.01	[9]	.38	[9]	1.92	[9]
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22)	(.75)	(.97)	16.61	(20.64)	13,000	.01		.38		1.28
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01		.37		1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01		.39		1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41	3,578	.01		.41		1.45

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$16.80	$.14	$1.53	$1.67	$(.14)	$(.95)	$(1.09)	$17.38	10.43%[8]		$2,113		.34%[9]		.70%[9]		1.71%[9]
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15)	(.83)	(.98)	16.80	(20.08)		1,843		.33		.69		1.06
10/31/2021	16.96	.18	5.46	5.64	(.14)	(.47)	(.61)	21.99	33.82		2,142		.32		.68		.89
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14		1,507		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30		1,254		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.72		1.22
Class C:
4/30/2023[6,7]	16.33	.08	1.49	1.57	(.01)	(.95)	(.96)	16.94	10.05	[8]	153		1.08	[9]	1.44	[9]	.97	[9]
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01)	(.83)	(.84)	16.33	(20.67)		138		1.07		1.43		.32
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80		166		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39		117		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.49		.44
Class T:
4/30/2023[6,7]	16.84	.18	1.52	1.70	(.18)	(.95)	(1.13)	17.41	10.62	[8,14]	—	[12]	.01	[9,14]	.37	[9,14]	2.11	[9,14]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19)	(.83)	(1.02)	16.84	(19.90)[14]		—	[12]	.08	[14]	.44	[14]	1.32	[14]
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12	[14]	—	[12]	.14	[14]	.50	[14]	1.09	[14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39	[14]	—	[12]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[14]	—	[12]	.14	[14]	.53	[14]	1.65	[14]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[14]	—	[12]	.14	[14]	.53	[14]	1.43	[14]
Class F-1:
4/30/2023[6,7]	16.67	.14	1.51	1.65	(.13)	(.95)	(1.08)	17.24	10.40	[8]	98		.36	[9]	.72	[9]	1.70	[9]
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15)	(.83)	(.98)	16.67	(20.12)		88		.38		.74		1.01
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76		99		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18		57		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.76		1.12
Class F-2:
4/30/2023[6,7]	16.83	.16	1.53	1.69	(.18)	(.95)	(1.13)	17.39	10.56	[8]	128		.10	[9]	.46	[9]	1.95	[9]
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20)	(.83)	(1.03)	16.83	(19.91)		114		.09		.45		1.29
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11		127		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44		77		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.49		1.33
Class F-3:
4/30/2023[6,7]	16.86	.17	1.54	1.71	(.20)	(.95)	(1.15)	17.42	10.64	[8]	11		.01	[9]	.37	[9]	2.05	[9]
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22)	(.83)	(1.05)	16.86	(19.83)		9		.01		.37		1.39
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22		11		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57		5		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.40		1.51
Class R-1:
4/30/2023[6,7]	16.29	.08	1.49	1.57	(.01)	(.95)	(.96)	16.90	10.05	[8]	26		1.11	[9]	1.47	[9]	.94	[9]
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01)	(.83)	(.84)	16.29	(20.71)		22		1.10		1.46		.29
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79		28		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30		17		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.52		.41

Refer to the end of the tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$16.24	$.08	$1.48	$1.56	$(.01)	$(.95)	$(.96)	$16.84	10.01%[8]	$1,024	1.12%[9]		1.48%[9]		.95%[9]
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83)	(.83)	16.24	(20.68)	914	1.11		1.47		.29
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75	1,130	1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30	859	1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784	1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13	665	1.11		1.50		.45
Class R-2E:
4/30/2023[6,7]	16.43	.12	1.47	1.59	(.05)	(.95)	(1.00)	17.02	10.15 [8]	245	.82	[9]	1.18	[9]	1.42	[9]
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06)	(.83)	(.89)	16.43	(20.45)	272	.81		1.17		.59
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16	339	.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68	241	.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212	.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43	151	.81		1.20		.71
Class R-3:
4/30/2023[6,7]	16.53	.12	1.50	1.62	(.08)	(.95)	(1.03)	17.12	10.28 [8]	1,425	.66	[9]	1.02	[9]	1.40	[9]
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08)	(.83)	(.91)	16.53	(20.34)	1,273	.66		1.02		.73
10/31/2021	16.71	.11	5.38	5.49	(.08)	(.47)	(.55)	21.65	33.41	1,546	.66		1.02		.56
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66		1.04		.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66		1.05		1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59	857	.66		1.05		.89
Class R-4:
4/30/2023[6,7]	16.77	.14	1.52	1.66	(.13)	(.95)	(1.08)	17.35	10.40 [8]	1,371	.36	[9]	.72	[9]	1.69	[9]
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14)	(.83)	(.97)	16.77	(20.08)	1,225	.36		.72		1.04
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36		.72		.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36		.74		1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86	1,020	.36		.75		1.18
Class R-5E:
4/30/2023[6,7]	16.76	.16	1.52	1.68	(.17)	(.95)	(1.12)	17.32	10.53 [8]	797	.16	[9]	.52	[9]	1.91	[9]
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18)	(.83)	(1.01)	16.76	(19.93)	722	.15		.51		1.23
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15		.51		1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16		.54		1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14	301	.15		.54		1.28
Class R-5:
4/30/2023[6,7]	17.01	.17	1.55	1.72	(.19)	(.95)	(1.14)	17.59	10.61 [8]	379	.06	[9]	.42	[9]	2.03	[9]
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21)	(.83)	(1.04)	17.01	(19.88)	357	.06		.42		1.32
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06		.42		1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06		.44		1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21	417	.07		.46		1.49
Class R-6:
4/30/2023[6,7]	16.94	.17	1.55	1.72	(.20)	(.95)	(1.15)	17.51	10.65 [8]	18,141	.01	[9]	.37	[9]	2.02	[9]
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22)	(.83)	(1.05)	16.94	(19.83)	14,930	.01		.37		1.37
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01		.37		1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01		.39		1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27	4,328	.01		.40		1.50

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$16.43	$.16	$1.46	$1.62	$(.17)	$(.85)	$(1.02)	$17.03	10.28%[8]		$2,724		.34%[9]		.70%[9]		1.97%[9]
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16)	(.86)	(1.02)	16.43	(19.48)		2,406		.33		.68		1.16
10/31/2021	16.64	.19	5.18	5.37	(.14)	(.46)	(.60)	21.41	32.90		2,845		.33		.68		.96
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02		2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15		1,735		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.73		1.27
Class C:
4/30/2023[6,7]	15.99	.10	1.41	1.51	(.04)	(.85)	(.89)	16.61	9.82	[8]	177		1.08	[9]	1.44	[9]	1.23	[9]
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02)	(.86)	(.88)	15.99	(20.03)		163		1.08		1.43		.42
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94		200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19		142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.49		.49
Class T:
4/30/2023[6,7]	16.47	.20	1.45	1.65	(.21)	(.85)	(1.06)	17.06	10.48	[8,14]	—	[12]	.01	[9,14]	.37	[9,14]	2.36	[9,14]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20)	(.86)	(1.06)	16.47	(19.29)[14]		—	[12]	.08	[14]	.43	[14]	1.43	[14]
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19	[14]	—	[12]	.14	[14]	.49	[14]	1.16	[14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21	[14]	—	[12]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[14]	—	[12]	.14	[14]	.52	[14]	1.70	[14]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[14]	—	[12]	.14	[14]	.53	[14]	1.49	[14]
Class F-1:
4/30/2023[6,7]	16.30	.16	1.44	1.60	(.16)	(.85)	(1.01)	16.89	10.24	[8]	153		.36	[9]	.72	[9]	1.95	[9]
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15)	(.86)	(1.01)	16.30	(19.50)		138		.38		.73		1.11
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82		163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01		102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.76		1.20
Class F-2:
4/30/2023[6,7]	16.45	.18	1.46	1.64	(.21)	(.85)	(1.06)	17.03	10.42	[8]	168		.10	[9]	.46	[9]	2.20	[9]
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21)	(.86)	(1.07)	16.45	(19.27)		148		.09		.44		1.39
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23		160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28		98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.49		1.40
Class F-3:
4/30/2023[6,7]	16.50	.20	1.45	1.65	(.23)	(.85)	(1.08)	17.07	10.42	[8]	18		.01	[9]	.37	[9]	2.35	[9]
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22)	(.86)	(1.08)	16.50	(19.20)		17		.01		.36		1.47
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36		17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33		8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.40		1.48
Class R-1:
4/30/2023[6,7]	15.98	.10	1.42	1.52	(.04)	(.85)	(.89)	16.61	9.89	[8]	33		1.11	[9]	1.47	[9]	1.20	[9]
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01)	(.86)	(.87)	15.98	(20.10)		29		1.10		1.45		.39
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87		33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16		22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.52		.46

Refer to the end of the tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$15.93	$.10	$1.41	$1.51	$(.04)	$(.85)	$(.89)	$16.55	9.82%[8]	$1,193	1.11%[9]		1.47%[9]		1.21%[9]
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01)	(.86)	(.87)	15.93	(20.05)	1,082	1.11		1.46		.40
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82	1,355	1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21	1,040	1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962	1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05	856	1.11		1.50		.51
Class R-2E:
4/30/2023[6,7]	16.09	.12	1.42	1.54	(.09)	(.85)	(.94)	16.69	9.95 [8]	288	.82	[9]	1.18	[9]	1.53	[9]
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07)	(.86)	(.93)	16.09	(19.81)	265	.81		1.16		.69
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31	330	.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42	240	.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219	.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29	155	.81		1.20		.73
Class R-3:
4/30/2023[6,7]	16.21	.13	1.44	1.57	(.12)	(.85)	(.97)	16.81	10.04 [8]	1,801	.66	[9]	1.02	[9]	1.65	[9]
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09)	(.86)	(.95)	16.21	(19.67)	1,605	.66		1.01		.84
10/31/2021	16.43	.12	5.12	5.24	(.09)	(.46)	(.55)	21.12	32.45	1,981	.66		1.01		.64
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66		1.03		1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66		1.04		1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45	1,183	.66		1.05		.94
Class R-4:
4/30/2023[6,7]	16.39	.16	1.46	1.62	(.16)	(.85)	(1.01)	17.00	10.31 [8]	1,734	.36	[9]	.72	[9]	1.95	[9]
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15)	(.86)	(1.01)	16.39	(19.48)	1,570	.36		.71		1.15
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36		.71		.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36		.73		1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73	1,419	.36		.75		1.24
Class R-5E:
4/30/2023[6,7]	16.40	.18	1.45	1.63	(.20)	(.85)	(1.05)	16.98	10.38 [8]	1,007	.16	[9]	.52	[9]	2.15	[9]
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19)	(.86)	(1.05)	16.40	(19.31)	898	.15		.50		1.33
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15		.50		1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16		.53		1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00	424	.15		.54		1.31
Class R-5:
4/30/2023[6,7]	16.63	.19	1.47	1.66	(.22)	(.85)	(1.07)	17.22	10.40 [8]	451	.06	[9]	.42	[9]	2.29	[9]
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21)	(.86)	(1.07)	16.63	(19.20)	433	.06		.41		1.44
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06		.41		1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06		.43		1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03	541	.06		.45		1.56
Class R-6:
4/30/2023[6,7]	16.57	.19	1.47	1.66	(.23)	(.85)	(1.08)	17.15	10.45 [8]	22,151	.01	[9]	.37	[9]	2.28	[9]
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22)	(.86)	(1.08)	16.57	(19.18)	18,540	.01		.36		1.48
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01		.36		1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01		.38		1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15	6,262	.01		.40		1.56

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$15.81	$.19	$1.27	$1.46	$(.22)	$(.62)	$(.84)	$16.43	9.56%[8]		$3,181		.34%[9]		.68%[9]		2.43%[9]
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17)	(.85)	(1.02)	15.81	(18.12)		2,829		.33		.67		1.37
10/31/2021	16.21	.20	4.54	4.74	(.18)	(.45)	(.63)	20.32	29.81		3,281		.33		.67		1.05
10/31/2020	15.54	.22	1.12	1.34	(.18)	(.49)	(.67)	16.21	8.72		2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96		2,036		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11	(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.72		1.33
Class C:
4/30/2023[6,7]	15.40	.13	1.25	1.38	(.10)	(.62)	(.72)	16.06	9.19	[8]	202		1.09	[9]	1.43	[9]	1.70	[9]
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03)	(.85)	(.88)	15.40	(18.74)		188		1.08		1.42		.63
10/31/2021	15.84	.06	4.44	4.50	(.06)	(.45)	(.51)	19.83	28.92		232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18	(.07)	(.49)	(.56)	15.84	7.84		168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	— [11]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.48		.55
Class T:
4/30/2023[6,7]	15.85	.23	1.26	1.49	(.26)	(.62)	(.88)	16.46	9.75	[8,14]	—	[12]	.01	[9,14]	.35	[9,14]	2.84	[9,14]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21)	(.85)	(1.06)	15.85	(17.92)[14]		—	[12]	.09	[14]	.43	[14]	1.63	[14]
10/31/2021	16.23	.24	4.55	4.79	(.21)	(.45)	(.66)	20.36	30.12	[14]	—	[12]	.14	[14]	.48	[14]	1.26	[14]
10/31/2020	15.57	.26	1.10	1.36	(.21)	(.49)	(.70)	16.23	8.84	[14]	—	[12]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26	[14]	—	[12]	.14	[14]	.51	[14]	1.78	[14]
10/31/2018	14.81	.23	(.09)	.14	(.17)	(.21)	(.38)	14.57	.91	[14]	—	[12]	.14	[14]	.52	[14]	1.55	[14]
Class F-1:
4/30/2023[6,7]	15.69	.19	1.27	1.46	(.22)	(.62)	(.84)	16.31	9.58	[8]	188		.36	[9]	.70	[9]	2.43	[9]
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16)	(.85)	(1.01)	15.69	(18.21)		173		.38		.72		1.32
10/31/2021	16.11	.19	4.52	4.71	(.18)	(.45)	(.63)	20.19	29.83		203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31	(.17)	(.49)	(.66)	16.11	8.62		124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95		90		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10	(.14)	(.21)	(.35)	14.48	.69		66		.37		.75		1.26
Class F-2:
4/30/2023[6,7]	15.83	.21	1.28	1.49	(.26)	(.62)	(.88)	16.44	9.76	[8]	219		.10	[9]	.44	[9]	2.69	[9]
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22)	(.85)	(1.07)	15.83	(17.95)		197		.09		.43		1.61
10/31/2021	16.22	.24	4.56	4.80	(.22)	(.45)	(.67)	20.35	30.21		222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36	(.21)	(.49)	(.70)	16.22	8.90		135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29		107		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14	(.17)	(.21)	(.38)	14.57	.94		75		.10		.48		1.43
Class F-3:
4/30/2023[6,7]	15.87	.23	1.27	1.50	(.28)	(.62)	(.90)	16.47	9.77	[8]	32		.01	[9]	.35	[9]	2.86	[9]
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23)	(.85)	(1.08)	15.87	(17.85)		32		.01		.35		1.69
10/31/2021	16.25	.26	4.56	4.82	(.23)	(.45)	(.68)	20.39	30.31		32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38	(.22)	(.49)	(.71)	16.25	9.03		16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33		14		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16	(.18)	(.21)	(.39)	14.59	1.06		10		.01		.39		1.42
Class R-1:
4/30/2023[6,7]	15.30	.13	1.23	1.36	(.10)	(.62)	(.72)	15.94	9.18	[8]	34		1.10	[9]	1.44	[9]	1.69	[9]
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03)	(.85)	(.88)	15.30	(18.77)		31		1.10		1.44		.59
10/31/2021	15.76	.05	4.43	4.48	(.08)	(.45)	(.53)	19.71	28.91		35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17	(.06)	(.49)	(.55)	15.76	7.80		22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)	(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.51		.54

Refer to the end of the tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$15.34	$.13	$1.23	$1.36	$(.09)	$(.62)	$(.71)	$15.99	9.13%[8]	$1,408	1.11%[9]		1.45%[9]		1.68%[9]
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02)	(.85)	(.87)	15.34	(18.76)	1,283	1.11		1.45		.60
10/31/2021	15.78	.05	4.43	4.48	(.06)	(.45)	(.51)	19.75	28.86	1,618	1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18	(.07)	(.49)	(.56)	15.78	7.83	1,287	1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216	1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	— [11]	(.04)	(.21)	(.25)	14.20	(.04)	1,051	1.11		1.49		.57
Class R-2E:
4/30/2023[6,7]	15.45	.17	1.23	1.40	(.14)	(.62)	(.76)	16.09	9.35 [8]	345	.82	[9]	1.16	[9]	2.11	[9]
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08)	(.85)	(.93)	15.45	(18.53)	363	.81		1.15		.90
10/31/2021	15.88	.11	4.45	4.56	(.10)	(.45)	(.55)	19.89	29.27	445	.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19	331	.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293	.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24	214	.81		1.19		.80
Class R-3:
4/30/2023[6,7]	15.58	.17	1.26	1.43	(.17)	(.62)	(.79)	16.22	9.45 [8]	2,110	.66	[9]	1.00	[9]	2.12	[9]
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11)	(.85)	(.96)	15.58	(18.39)	1,924	.66		1.00		1.05
10/31/2021	16.00	.14	4.48	4.62	(.13)	(.45)	(.58)	20.04	29.40	2,363	.66		1.00		.73
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66		1.02		1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66		1.03		1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42	1,416	.66		1.04		1.00
Class R-4:
4/30/2023[6,7]	15.77	.19	1.28	1.47	(.22)	(.62)	(.84)	16.40	9.61 [8]	1,996	.36	[9]	.70	[9]	2.42	[9]
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16)	(.85)	(1.01)	15.77	(18.15)	1,815	.36		.70		1.35
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36		.70		1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36		.72		1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71	1,609	.36		.74		1.30
Class R-5E:
4/30/2023[6,7]	15.79	.21	1.26	1.47	(.25)	(.62)	(.87)	16.39	9.65 [8]	1,015	.16	[9]	.50	[9]	2.68	[9]
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20)	(.85)	(1.05)	15.79	(17.97)	963	.15		.49		1.54
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15		.49		1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16		.52		1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92	540	.15		.53		1.33
Class R-5:
4/30/2023[6,7]	15.99	.22	1.29	1.51	(.27)	(.62)	(.89)	16.61	9.76 [8]	559	.06	[9]	.40	[9]	2.75	[9]
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22)	(.85)	(1.07)	15.99	(17.91)	523	.06		.40		1.64
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06		.40		1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06		.42		1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00	590	.06		.44		1.62
Class R-6:
4/30/2023[6,7]	15.93	.22	1.28	1.50	(.28)	(.62)	(.90)	16.53	9.73 [8]	24,600	.01	[9]	.35	[9]	2.75	[9]
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23)	(.85)	(1.08)	15.93	(17.84)	20,771	.01		.35		1.68
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01		.35		1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01		.37		1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99	7,024	.01		.39		1.62

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$14.70	$.21	$1.07	$1.28	$(.26)	$(.38)	$(.64)	$15.34	8.93%[8]		$3,877		.35%[9]		.67%[9]		2.78%[9]
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17)	(.98)	(1.15)	14.70	(16.35)		3,540		.33		.65		1.61
10/31/2021	15.58	.21	3.52	3.73	(.23)	(.37)	(.60)	18.71	24.40		4,118		.34		.66		1.19
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61		3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13		2,686		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.72		1.45
Class C:
4/30/2023[6,7]	14.31	.15	1.04	1.19	(.14)	(.38)	(.52)	14.98	8.52	[8]	239		1.08	[9]	1.40	[9]	2.05	[9]
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05)	(.98)	(1.03)	14.31	(16.92)		226		1.08		1.40		.87
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43		272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80		208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.47		.70
Class T:
4/30/2023[6,7]	14.73	.24	1.07	1.31	(.30)	(.38)	(.68)	15.36	9.13	[8,14]	—	[12]	.01	[9,14]	.33	[9,14]	3.17	[9,14]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21)	(.98)	(1.19)	14.73	(16.12)[14]		—	[12]	.08	[14]	.40	[14]	1.89	[14]
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59	[14]	—	[12]	.14	[14]	.46	[14]	1.41	[14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82	[14]	—	[12]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[14]	—	[12]	.14	[14]	.50	[14]	2.02	[14]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[14]	—	[12]	.14	[14]	.51	[14]	1.68	[14]
Class F-1:
4/30/2023[6,7]	14.57	.20	1.06	1.26	(.25)	(.38)	(.63)	15.20	8.88	[8]	164		.36	[9]	.68	[9]	2.75	[9]
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17)	(.98)	(1.15)	14.57	(16.36)		153		.38		.70		1.57
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36		185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53		130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.74		1.42
Class F-2:
4/30/2023[6,7]	14.71	.23	1.07	1.30	(.30)	(.38)	(.68)	15.33	9.06	[8]	302		.10	[9]	.42	[9]	3.03	[9]
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22)	(.98)	(1.20)	14.71	(16.14)		276		.09		.41		1.86
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68		310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88		204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.47		1.64
Class F-3:
4/30/2023[6,7]	14.75	.23	1.08	1.31	(.31)	(.38)	(.69)	15.37	9.13	[8]	39		.01	[9]	.33	[9]	3.09	[9]
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.75	(16.08)		34		.01		.33		1.93
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77		33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94		18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.38		1.78
Class R-1:
4/30/2023[6,7]	14.39	.15	1.04	1.19	(.14)	(.38)	(.52)	15.06	8.45	[8]	45		1.11	[9]	1.43	[9]	2.01	[9]
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05)	(.98)	(1.03)	14.39	(16.96)		41		1.10		1.42		.84
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46		49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70		31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.50		.67

Refer to the end of the tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$14.27	$.15	$1.04	$1.19	$(.14)	$(.38)	$(.52)	$14.94	8.51%[8]	$1,379	1.12%[9]		1.44%[9]		2.02%[9]
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04)	(.98)	(1.02)	14.27	(17.03)	1,279	1.11		1.43		.85
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46	1,600	1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77	1,365	1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311	1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)	1,167	1.11		1.48		.71
Class R-2E:
4/30/2023[6,7]	14.39	.17	1.05	1.22	(.19)	(.38)	(.57)	15.04	8.64 [8]	410	.82	[9]	1.14	[9]	2.34	[9]
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09)	(.98)	(1.07)	14.39	(16.70)	391	.81		1.13		1.14
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78	483	.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06	364	.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325	.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11	240	.81		1.18		.95
Class R-3:
4/30/2023[6,7]	14.50	.18	1.06	1.24	(.21)	(.38)	(.59)	15.15	8.74 [8]	2,377	.66	[9]	.98	[9]	2.47	[9]
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12)	(.98)	(1.10)	14.50	(16.58)	2,204	.66		.98		1.29
10/31/2021	15.39	.15	3.47	3.62	(.18)	(.37)	(.55)	18.46	23.96	2,722	.66		.98		.89
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66		1.00		1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66		1.02		1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26	1,823	.66		1.03		1.14
Class R-4:
4/30/2023[6,7]	14.67	.21	1.06	1.27	(.25)	(.38)	(.63)	15.31	8.90 [8]	2,384	.36	[9]	.68	[9]	2.77	[9]
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17)	(.98)	(1.15)	14.67	(16.36)	2,218	.36		.68		1.60
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36		.68		1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36		.70		1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54	2,106	.36		.73		1.45
Class R-5E:
4/30/2023[6,7]	14.67	.22	1.07	1.29	(.29)	(.38)	(.67)	15.29	9.01 [8]	1,182	.16	[9]	.48	[9]	2.98	[9]
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20)	(.98)	(1.18)	14.67	(16.19)	1,118	.15		.47		1.79
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15		.47		1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16		.50		1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82	692	.15		.52		1.48
Class R-5:
4/30/2023[6,7]	14.87	.23	1.08	1.31	(.30)	(.38)	(.68)	15.50	9.06 [8]	608	.06	[9]	.38	[9]	3.09	[9]
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22)	(.98)	(1.20)	14.87	(16.11)	591	.06		.38		1.89
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06		.38		1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06		.40		1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84	720	.06		.43		1.75
Class R-6:
4/30/2023[6,7]	14.81	.23	1.07	1.30	(.31)	(.38)	(.69)	15.42	9.03 [8]	27,232	.01	[9]	.33	[9]	3.09	[9]
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.81	(16.03)	23,487	.01		.33		1.93
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01		.33		1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01		.35		1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91	9,046	.01		.38		1.77

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$13.55	$.23	$.85	$1.08	$(.29)	$(.24)	$(.53)	$14.10	8.17%[8]		$3,678		.34%[9]		.65%[9]		3.28%[9]
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.55	(14.61)		3,442		.34		.65		1.89
10/31/2021	14.51	.22	2.68	2.90	(.26)	(.29)	(.55)	16.86	20.37		4,067		.34		.64		1.35
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23		3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62		2,784		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25		2,315		.34		.69		1.56
Class C:
4/30/2023[6,7]	13.20	.17	.83	1.00	(.18)	(.24)	(.42)	13.78	7.73	[8]	209		1.08	[9]	1.39	[9]	2.55	[9]
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06)	(.83)	(.89)	13.20	(15.24)		207		1.08		1.39		1.16
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47		262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46		211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78		191		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.45		.80
Class T:
4/30/2023[6,7]	13.58	.25	.86	1.11	(.33)	(.24)	(.57)	14.12	8.38	[8,14]	—	[12]	.02	[9,14]	.33	[9,14]	3.66	[9,14]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21)	(.83)	(1.04)	13.58	(14.42)[14]		—	[12]	.08	[14]	.39	[14]	2.18	[14]
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64	[14]	—	[12]	.14	[14]	.44	[14]	1.57	[14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44	[14]	—	[12]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84	[14]	—	[12]	.14	[14]	.48	[14]	2.14	[14]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[14]	—	[12]	.14	[14]	.49	[14]	1.78	[14]
Class F-1:
4/30/2023[6,7]	13.43	.22	.85	1.07	(.28)	(.24)	(.52)	13.98	8.21	[8]	102		.36	[9]	.67	[9]	3.28	[9]
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17)	(.83)	(1.00)	13.43	(14.70)		97		.38		.69		1.86
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35		118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27		95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52		64		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.72		1.53
Class F-2:
4/30/2023[6,7]	13.55	.24	.86	1.10	(.33)	(.24)	(.57)	14.08	8.30	[8]	255		.10	[9]	.41	[9]	3.53	[9]
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21)	(.83)	(1.04)	13.55	(14.45)		241		.09		.40		2.13
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65		268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59		201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85		164		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.46		1.76
Class F-3:
4/30/2023[6,7]	13.60	.25	.85	1.10	(.34)	(.24)	(.58)	14.12	8.30	[8]	35		.01	[9]	.32	[9]	3.66	[9]
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23)	(.83)	(1.06)	13.60	(14.34)		33		.01		.32		2.23
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75		35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64		17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98		12		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.36		1.86
Class R-1:
4/30/2023[6,7]	13.23	.17	.83	1.00	(.17)	(.24)	(.41)	13.82	7.75	[8]	27		1.10	[9]	1.41	[9]	2.52	[9]
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05)	(.83)	(.88)	13.23	(15.32)		27		1.10		1.41		1.13
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50		35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41		27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78		29		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.48		.76

Refer to the end of the tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$13.17	$.17	$.83	$1.00	$(.18)	$(.24)	$(.42)	$13.75	7.72%[8]	$1,101	1.11%[9]		1.42%[9]		2.52%[9]
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05)	(.83)	(.88)	13.17	(15.27)	1,060	1.11		1.42		1.14
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48	1,364	1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42	1,206	1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188	1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)	1,096	1.11		1.46		.82
Class R-2E:
4/30/2023[6,7]	13.26	.20	.83	1.03	(.22)	(.24)	(.46)	13.83	7.92 [8]	312	.82	[9]	1.13	[9]	3.02	[9]
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09)	(.83)	(.92)	13.26	(15.04)	353	.81		1.12		1.43
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82	470	.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71	407	.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387	.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)	300	.81		1.16		1.07
Class R-3:
4/30/2023[6,7]	13.36	.20	.85	1.05	(.24)	(.24)	(.48)	13.93	8.03 [8]	1,806	.66	[9]	.97	[9]	2.97	[9]
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12)	(.83)	(.95)	13.36	(14.92)	1,744	.66		.97		1.58
10/31/2021	14.33	.17	2.64	2.81	(.21)	(.29)	(.50)	16.64	20.00	2,285	.66		.96		1.05
10/31/2020	13.87	.19	.75	.94	(.17)	(.31)	(.48)	14.33	6.87	2,000	.66		.98		1.34
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897	.66		1.00		1.60
10/31/2018	13.33	.17	(.17)	— [11]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66		1.01		1.24
Class R-4:
4/30/2023[6,7]	13.52	.22	.85	1.07	(.28)	(.24)	(.52)	14.07	8.14 [8]	1,832	.36	[9]	.67	[9]	3.27	[9]
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.52	(14.67)	1,770	.36		.67		1.89
10/31/2021	14.48	.21	2.68	2.89	(.25)	(.29)	(.54)	16.83	20.35	2,399	.36		.66		1.33
10/31/2020	14.00	.23	.77	1.00	(.21)	(.31)	(.52)	14.48	7.25	2,437	.36		.68		1.65
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390	.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04	(.15)	(.17)	(.32)	13.17	.26	1,968	.36		.71		1.55
Class R-5E:
4/30/2023[6,7]	13.52	.24	.86	1.10	(.32)	(.24)	(.56)	14.06	8.32 [8]	942	.16	[9]	.47	[9]	3.53	[9]
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20)	(.83)	(1.03)	13.52	(14.50)	951	.15		.46		2.07
10/31/2021	14.48	.25	2.68	2.93	(.29)	(.29)	(.58)	16.83	20.64	1,093	.15		.45		1.53
10/31/2020	14.00	.28	.74	1.02	(.23)	(.31)	(.54)	14.48	7.42	970	.16		.48		1.98
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132	.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07	(.18)	(.17)	(.35)	13.18	.46	705	.15		.50		1.57
Class R-5:
4/30/2023[6,7]	13.69	.25	.86	1.11	(.33)	(.24)	(.57)	14.23	8.33 [8]	479	.06	[9]	.37	[9]	3.61	[9]
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22)	(.83)	(1.05)	13.69	(14.41)	478	.05		.36		2.18
10/31/2021	14.65	.27	2.70	2.97	(.30)	(.29)	(.59)	17.03	20.70	651	.06		.36		1.66
10/31/2020	14.16	.28	.77	1.05	(.25)	(.31)	(.56)	14.65	7.53	575	.06		.38		1.98
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637	.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07	(.18)	(.17)	(.35)	13.31	.49	656	.06		.41		1.85
Class R-6:
4/30/2023[6,7]	13.65	.25	.87	1.12	(.34)	(.24)	(.58)	14.19	8.42 [8]	20,870	.01	[9]	.32	[9]	3.60	[9]
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23)	(.83)	(1.06)	13.65	(14.40)	18,694	.01		.32		2.22
10/31/2021	14.61	.27	2.71	2.98	(.31)	(.29)	(.60)	16.99	20.81	20,701	.01		.31		1.68
10/31/2020	14.12	.28	.78	1.06	(.26)	(.31)	(.57)	14.61	7.62	14,909	.01		.33		1.95
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967	.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08	(.19)	(.17)	(.36)	13.28	.55	8,004	.01		.36		1.88

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$12.25	$.23	$.67	$.90	$(.30)	$(.18)	$(.48)	$12.67	7.50%[8]		$2,328		.33%[9]		.62%[9]		3.68%[9]
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.25	(12.72)		2,250		.33		.62		2.19
10/31/2021	13.22	.24	2.04	2.28	(.31)	(.27)	(.58)	14.92	17.65		2,707		.35		.64		1.70
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41		2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82		2,218		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17		1,985		.35		.68		1.89
Class C:
4/30/2023[6,7]	11.95	.18	.67	.85	(.20)	(.18)	(.38)	12.42	7.19	[8]	127		1.09	[9]	1.38	[9]	2.93	[9]
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09)	(.71)	(.80)	11.95	(13.38)		131		1.08		1.37		1.46
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74		170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62		147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01		146		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.43		1.14
Class T:
4/30/2023[6,7]	12.27	.25	.68	.93	(.34)	(.18)	(.52)	12.68	7.71	[8,14]	—	[12]	.04	[9,14]	.33	[9,14]	4.01	[9,14]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22)	(.71)	(.93)	12.27	(12.51)[14]		—	[12]	.07	[14]	.36	[14]	2.48	[14]
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86	[14]	—	[12]	.13	[14]	.42	[14]	1.93	[14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61	[14]	—	[12]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13	[14]	—	[12]	.15	[14]	.46	[14]	2.58	[14]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[14]	—	[12]	.14	[14]	.47	[14]	2.10	[14]
Class F-1:
4/30/2023[6,7]	12.16	.23	.67	.90	(.30)	(.18)	(.48)	12.58	7.51	[8]	43		.36	[9]	.65	[9]	3.75	[9]
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19)	(.71)	(.90)	12.16	(12.72)		48		.38		.67		2.17
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52		61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35		57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96		49		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.70		1.87
Class F-2:
4/30/2023[6,7]	12.24	.24	.69	.93	(.34)	(.18)	(.52)	12.65	7.70	[8]	150		.10	[9]	.39	[9]	3.92	[9]
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23)	(.71)	(.94)	12.24	(12.57)		149		.09		.38		2.44
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94		176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68		134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14		119		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.44		2.10
Class F-3:
4/30/2023[6,7]	12.29	.24	.69	.93	(.35)	(.18)	(.53)	12.69	7.69	[8]	21		.01	[9]	.30	[9]	3.92	[9]
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24)	(.71)	(.95)	12.29	(12.39)		15		.01		.30		2.53
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98		18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74		11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27		8		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.34		2.19
Class R-1:
4/30/2023[6,7]	12.05	.18	.68	.86	(.19)	(.18)	(.37)	12.54	7.19	[8]	9		1.10	[9]	1.39	[9]	2.88	[9]
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04)	(.71)	(.75)	12.05	(13.44)		10		1.10		1.39		1.40
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74		15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51		15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13		18		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.46		1.11

Refer to the end of the tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$11.96	$.18	$.67	$.85	$(.20)	$(.18)	$(.38)	$12.43	7.17%[8]	$503	1.11%[9]		1.40%[9]		2.92%[9]
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07)	(.71)	(.78)	11.96	(13.41)	509	1.11		1.40		1.44
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68	678	1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63	680	1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731	1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)	728	1.11		1.44		1.14
Class R-2E:
4/30/2023[6,7]	11.99	.20	.67	.87	(.24)	(.18)	(.42)	12.44	7.33 [8]	165	.82	[9]	1.11	[9]	3.25	[9]
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12)	(.71)	(.83)	11.99	(13.16)	174	.81		1.10		1.73
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05	227	.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93	222	.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230	.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)	173	.81		1.14		1.40
Class R-3:
4/30/2023[6,7]	12.11	.21	.68	.89	(.26)	(.18)	(.44)	12.56	7.42 [8]	889	.66	[9]	.95	[9]	3.37	[9]
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14)	(.71)	(.85)	12.11	(13.04)	905	.66		.95		1.89
10/31/2021	13.08	.20	2.02	2.22	(.27)	(.27)	(.54)	14.76	17.30	1,236	.66		.95		1.41
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66		.96		1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66		.97		2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66		.99		1.58
Class R-4:
4/30/2023[6,7]	12.23	.23	.68	.91	(.30)	(.18)	(.48)	12.66	7.53 [8]	971	.36	[9]	.65	[9]	3.67	[9]
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.23	(12.78)	980	.35		.64		2.20
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36		.65		1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36		.66		2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36		.69		1.88
Class R-5E:
4/30/2023[6,7]	12.21	.24	.69	.93	(.33)	(.18)	(.51)	12.63	7.72 [8]	487	.16	[9]	.45	[9]	3.91	[9]
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22)	(.71)	(.93)	12.21	(12.61)	514	.15		.44		2.37
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15		.44		1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15		.45		2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15		.48		1.91
Class R-5:
4/30/2023[6,7]	12.37	.25	.69	.94	(.34)	(.18)	(.52)	12.79	7.74 [8]	235	.06	[9]	.35	[9]	3.97	[9]
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23)	(.71)	(.94)	12.37	(12.49)	240	.05		.34		2.50
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06		.35		2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06		.36		2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06		.39		2.19
Class R-6:
4/30/2023[6,7]	12.33	.25	.69	.94	(.35)	(.18)	(.53)	12.74	7.75 [8]	10,397	.01	[9]	.30	[9]	3.98	[9]
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24)	(.71)	(.95)	12.33	(12.42)	9,758	.01		.30		2.52
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01		.30		2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01		.31		2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01		.34		2.21

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2023[6,7]	$11.34	$.22	$.57	$.79	$(.29)	$(.13)	$(.42)	$11.71	7.08%[8]	$865		.34%[9]		.63%[9]		3.80%[9]
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20)	(.45)	(.65)	11.34	(11.83)	851		.33		.62		2.27
10/31/2021	12.02	.23	1.76	1.99	(.31)	(.20)	(.51)	13.50	16.91	1,046		.35		.63		1.80
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40	968		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.66		2.16
Class C:
4/30/2023[6,7]	11.11	.17	.57	.74	(.19)	(.13)	(.32)	11.53	6.74 [8]	32		1.08	[9]	1.37	[9]	3.08	[9]
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10)	(.45)	(.55)	11.11	(12.50)	35		1.08		1.37		1.52
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09	46		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.43		1.38
Class T:
4/30/2023[6,7]	11.35	.24	.57	.81	(.32)	(.13)	(.45)	11.71	7.29 [8,14]	—	[12]	.04	[9,14]	.33	[9,14]	4.13	[9,14]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23)	(.45)	(.68)	11.35	(11.62)[14]	—	[12]	.07	[14]	.36	[14]	2.54	[14]
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14 [14]	—	[12]	.13	[14]	.41	[14]	2.02	[14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [14]	—	[12]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [14]	—	[12]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[14]	—	[12]	.15	[14]	.47	[14]	2.35	[14]
Class F-1:
4/30/2023[6,7]	11.25	.21	.58	.79	(.28)	(.13)	(.41)	11.63	7.15 [8]	13		.36	[9]	.65	[9]	3.75	[9]
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19)	(.45)	(.64)	11.25	(11.90)	12		.38		.67		2.23
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83	15		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.69		2.13
Class F-2:
4/30/2023[6,7]	11.33	.23	.58	.81	(.32)	(.13)	(.45)	11.69	7.27 [8]	49		.10	[9]	.39	[9]	4.05	[9]
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23)	(.45)	(.68)	11.33	(11.68)	49		.09		.38		2.50
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21	57		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.43		2.33
Class F-3:
4/30/2023[6,7]	11.37	.24	.57	.81	(.33)	(.13)	(.46)	11.72	7.26 [8]	7		.01	[9]	.30	[9]	4.15	[9]
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.37	(11.57)	6		.01		.30		2.59
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34	8		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.33		2.45
Class R-1:
4/30/2023[6,7]	11.10	.17	.57	.74	(.20)	(.13)	(.33)	11.51	6.73 [8]	6		1.10	[9]	1.39	[9]	3.04	[9]
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09)	(.45)	(.54)	11.10	(12.54)	6		1.10		1.39		1.50
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03	7		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.46		1.35

Refer to the end of the tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2023[6,7]	$11.10	$.17	$.57	$.74	$(.19)	$(.13)	$(.32)	$11.52	6.72%[8]	$163	1.11%[9]		1.40%[9]		3.03%[9]
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10)	(.45)	(.55)	11.10	(12.49)	163	1.11		1.40		1.51
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223	1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222	1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255	1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274	1.11		1.43		1.39
Class R-2E:
4/30/2023[6,7]	11.11	.20	.55	.75	(.22)	(.13)	(.35)	11.51	6.89 [8]	54	.82	[9]	1.11	[9]	3.47	[9]
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14)	(.45)	(.59)	11.11	(12.21)	63	.81		1.10		1.80
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81	.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80	.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87	.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84	.81		1.13		1.63
Class R-3:
4/30/2023[6,7]	11.22	.20	.58	.78	(.25)	(.13)	(.38)	11.62	7.02 [8]	302	.66	[9]	.95	[9]	3.49	[9]
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15)	(.45)	(.60)	11.22	(12.19)	307	.66		.95		1.95
10/31/2021	11.90	.19	1.75	1.94	(.27)	(.20)	(.47)	13.37	16.63	415	.66		.94		1.51
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66		.95		1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.97		2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66		.98		1.83
Class R-4:
4/30/2023[6,7]	11.33	.22	.56	.78	(.28)	(.13)	(.41)	11.70	7.03 [8]	246	.36	[9]	.65	[9]	3.81	[9]
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20)	(.45)	(.65)	11.33	(11.81)	254	.35		.64		2.25
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36		.64		1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.65		2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.68		2.14
Class R-5E:
4/30/2023[6,7]	11.30	.23	.57	.80	(.31)	(.13)	(.44)	11.66	7.22 [8]	132	.16	[9]	.45	[9]	4.02	[9]
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22)	(.45)	(.67)	11.30	(11.66)	133	.15		.44		2.43
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15		.43		2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.45		2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.47		2.14
Class R-5:
4/30/2023[6,7]	11.44	.24	.57	.81	(.32)	(.13)	(.45)	11.80	7.25 [8]	81	.06	[9]	.35	[9]	4.07	[9]
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24)	(.45)	(.69)	11.44	(11.55)	80	.05		.34		2.56
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06		.34		2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.35		2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.39		2.44
Class R-6:
4/30/2023[6,7]	11.39	.24	.57	.81	(.33)	(.13)	(.46)	11.74	7.25 [8]	3,219	.01	[9]	.30	[9]	4.10	[9]
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.39	(11.55)	3,025	—	[13]	.29		2.58
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01		.29		2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.30		2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.33		2.47

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[6,7]	$10.83	$.21	$.51	$.72	$(.27)	$(.10)	$(.37)	$11.18	6.74%[8]	$573		.34%[9]		.34%[9]		.62%[9]		3.83%[9]
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19)	(.28)	(.47)	10.83	(10.80)	561		.34		.34		.61		2.18
10/31/2021	11.37	.21	1.46	1.67	(.28)	(.16)	(.44)	12.60	14.96	660		.34		.34		.61		1.73
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31	604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
Class C:
4/30/2023[6,7]	10.62	.17	.49	.66	(.18)	(.10)	(.28)	11.00	6.25 [8]	24		1.08	[9]	1.08	[9]	1.36	[9]	3.09	[9]
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10)	(.28)	(.38)	10.62	(11.38)	25		1.08		1.08		1.35		1.44
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11	32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
Class T:
4/30/2023[6,7]	10.85	.23	.50	.73	(.30)	(.10)	(.40)	11.18	6.87 [8,14]	—	[12]	.04	[9,14]	.04	[9,14]	.32	[9,14]	4.16	[9,14]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21)	(.28)	(.49)	10.85	(10.51)[14]	—	[12]	.07	[14]	.07	[14]	.34	[14]	2.47	[14]
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18 [14]	—	[12]	.13	[14]	.13	[14]	.40	[14]	1.95	[14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[14]	—	[12]	.15	[14]	.15	[14]	.47	[14]	2.38	[14]
Class F-1:
4/30/2023[6,7]	10.77	.21	.50	.71	(.27)	(.10)	(.37)	11.11	6.71 [8]	11		.36	[9]	.36	[9]	.64	[9]	3.78	[9]
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.77	(10.80)	10		.37		.37		.64		2.16
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93	10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
Class F-2:
4/30/2023[6,7]	10.83	.22	.51	.73	(.30)	(.10)	(.40)	11.16	6.86 [8]	44		.10	[9]	.10	[9]	.38	[9]	4.06	[9]
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22)	(.28)	(.50)	10.83	(10.50)	40		.09		.09		.36		2.42
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26	40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
Class F-3:
4/30/2023[6,7]	10.86	.23	.51	.74	(.31)	(.10)	(.41)	11.19	6.94 [8]	9		.01	[9]	.01	[9]	.29	[9]	4.22	[9]
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.86	(10.47)	9		.01		.01		.28		2.49
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40	8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
Class R-1:
4/30/2023[6,7]	10.78	.16	.51	.67	(.20)	(.10)	(.30)	11.15	6.30 [8]	2		1.11	[9]	1.11	[9]	1.39	[9]	3.01	[9]
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10)	(.28)	(.38)	10.78	(11.42)	2		1.10		1.10		1.37		1.42
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10	2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42

Refer to the end of the tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[6,7]	$10.64	$.17	$.49	$.66	$(.17)	$(.10)	$(.27)	$11.03	6.33%[8]	$83	1.12%[9]		1.12%[9]		1.40%[9]		3.08%[9]
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09)	(.28)	(.37)	10.64	(11.46)	85	1.11		1.11		1.38		1.43
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106	1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101	1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109	1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108	1.11		1.11		1.43		1.43
Class R-2E:
4/30/2023[6,7]	10.62	.19	.49	.68	(.21)	(.10)	(.31)	10.99	6.47 [8]	47	.82	[9]	.82	[9]	1.10	[9]	3.49	[9]
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13)	(.28)	(.41)	10.62	(11.18)	54	.81		.81		1.08		1.71
10/31/2021	11.16	.15	1.44	1.59	(.23)	(.16)	(.39)	12.36	14.46	70	.81		.81		1.08		1.25
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82		.82		1.26		1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45	.81		.81		1.13		1.70
Class R-3:
4/30/2023[6,7]	10.75	.19	.50	.69	(.23)	(.10)	(.33)	11.11	6.52 [8]	201	.66	[9]	.66	[9]	.94	[9]	3.52	[9]
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14)	(.28)	(.42)	10.75	(10.99)	205	.66		.66		.93		1.87
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66		.66		.93		1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67		.67		1.11		1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67		.67		.98		2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67		.67		.99		1.85
Class R-4:
4/30/2023[6,7]	10.82	.21	.50	.71	(.26)	(.10)	(.36)	11.17	6.71 [8]	227	.36	[9]	.36	[9]	.64	[9]	3.81	[9]
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.82	(10.78)	235	.35		.35		.62		2.18
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36		.36		.63		1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36		.36		.80		2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37		.37		.69		2.17
Class R-5E:
4/30/2023[6,7]	10.80	.22	.50	.72	(.29)	(.10)	(.39)	11.13	6.79 [8]	112	.16	[9]	.16	[9]	.44	[9]	4.09	[9]
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21)	(.28)	(.49)	10.80	(10.60)	118	.15		.15		.42		2.37
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16		.16		.43		1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16		.16		.60		2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [11]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16		.16		.48		2.22
Class R-5:
4/30/2023[6,7]	10.93	.23	.50	.73	(.30)	(.10)	(.40)	11.26	6.83 [8]	60	.06	[9]	.06	[9]	.34	[9]	4.13	[9]
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22)	(.28)	(.50)	10.93	(10.46)	60	.05		.05		.32		2.49
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06		.06		.33		2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06		.06		.50		2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07		.07		.39		2.47
Class R-6:
4/30/2023[6,7]	10.89	.23	.51	.74	(.31)	(.10)	(.41)	11.22	6.92 [8]	2,636	.01	[9]	.01	[9]	.29	[9]	4.13	[9]
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.89	(10.45)	2,491	.01		.01		.28		2.51
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01		.01		.28		2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01		.01		.45		2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01		.01		.33		2.50

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

	Six months ended		Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2023[6,7,8]		2022		2021		2020		2019		2018
2065 Fund	1%		2%		13%		22%[7,8,10]
2060 Fund	—	[16]	2		12		3	[15]	—%[16]		3%
2055 Fund	—	[16]	3		14	[15]	3	[15]	—	[16]	—	[16]
2050 Fund	—	[16]	2		14	[15]	4	[15]	—	[16]	—	[16]
2045 Fund	1		—	[16]	15	[15]	4	[15]	—	[16]	—	[16]
2040 Fund	1		4		17	[15]	5	[15]	—	[16]	—	[16]
2035 Fund	—	[16]	6		17	[15]	9	[15]	—	[16]	—	[16]
2030 Fund	—	[16]	9		21		8	[15]	—	[16]	—	[16]
2025 Fund	1		12		18	[15]	12	[15]	—	[16]	—	[16]
2020 Fund	3		15		20	[15]	13	[15]	2		2
2015 Fund	4		17		21	[15]	13		6		7
2010 Fund	5		18		20	[15]	12		5		8

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class F-3 shares on 2010 Fund and/or reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

94	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	95

Expense example (continued)

2065 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,107.28	$2.09	.40%	$4.08	.78%
Class A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.91	.78
Class C – actual return	1,000.00	1,103.83	5.74	1.10	7.72	1.48
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.40	1.48
Class T – actual return	1,000.00	1,109.87	.05	.01	2.04	.39
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class F-1 – actual return	1,000.00	1,108.05	1.88	.36	3.87	.74
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class F-2 – actual return	1,000.00	1,110.11	.52	.10	2.51	.48
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,109.89	.05	.01	2.04	.39
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,103.91	5.69	1.09	7.67	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.35	1.47
Class R-2 – actual return	1,000.00	1,103.77	5.79	1.11	7.77	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2E – actual return	1,000.00	1,105.44	4.23	.81	6.21	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.96	1.19
Class R-3 – actual return	1,000.00	1,106.25	3.45	.66	5.43	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.21	1.04
Class R-4 – actual return	1,000.00	1,108.24	1.88	.36	3.87	.74
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class R-5E – actual return	1,000.00	1,108.95	.84	.16	2.82	.54
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.71	.54
Class R-5 – actual return	1,000.00	1,109.51	.31	.06	2.30	.44
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,109.89	.05	.01	2.04	.39
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

96	American Funds Target Date Retirement Series

Expense example (continued)

2060 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,108.22	$1.83	.35%	$3.82	.73%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.66	.73
Class C – actual return	1,000.00	1,103.77	5.69	1.09	7.67	1.47
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.35	1.47
Class T – actual return	1,000.00	1,109.57	.05	.01	2.04	.39
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class F-1 – actual return	1,000.00	1,108.32	1.93	.37	3.92	.75
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class F-2 – actual return	1,000.00	1,109.24	.52	.10	2.51	.48
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,109.68	.05	.01	2.04	.39
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,103.53	5.79	1.11	7.77	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2 – actual return	1,000.00	1,103.84	5.84	1.12	7.82	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2E – actual return	1,000.00	1,105.24	4.28	.82	6.26	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.01	1.20
Class R-3 – actual return	1,000.00	1,106.52	3.45	.66	5.43	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.21	1.04
Class R-4 – actual return	1,000.00	1,108.52	1.88	.36	3.87	.74
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class R-5E – actual return	1,000.00	1,108.35	.89	.17	2.88	.55
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.76	.55
Class R-5 – actual return	1,000.00	1,109.39	.31	.06	2.30	.44
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,109.90	.05	.01	2.04	.39
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	97

Expense example (continued)

2055 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,107.79	$1.83	.35%	$3.82	.73%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.66	.73
Class C – actual return	1,000.00	1,103.71	5.63	1.08	7.62	1.46
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.30	1.46
Class T – actual return	1,000.00	1,109.72	.05	.01	2.04	.39
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class F-1 – actual return	1,000.00	1,107.92	1.88	.36	3.87	.74
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class F-2 – actual return	1,000.00	1,109.19	.52	.10	2.51	.48
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,109.99	.05	.01	2.04	.39
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,103.37	5.79	1.11	7.77	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2 – actual return	1,000.00	1,104.20	5.84	1.12	7.83	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2E – actual return	1,000.00	1,105.04	4.28	.82	6.26	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.01	1.20
Class R-3 – actual return	1,000.00	1,106.17	3.45	.66	5.43	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.21	1.04
Class R-4 – actual return	1,000.00	1,107.97	1.88	.36	3.87	.74
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class R-5E – actual return	1,000.00	1,108.99	.84	.16	2.82	.54
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.71	.54
Class R-5 – actual return	1,000.00	1,109.61	.31	.06	2.30	.44
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,109.51	.05	.01	2.04	.39
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

98	American Funds Target Date Retirement Series

Expense example (continued)

2050 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,106.44	$1.78	.34%	$3.71	.71%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.56	.71
Class C – actual return	1,000.00	1,102.16	5.63	1.08	7.56	1.45
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.25	1.45
Class T – actual return	1,000.00	1,108.37	.05	.01	1.99	.38
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class F-1 – actual return	1,000.00	1,106.06	1.88	.36	3.81	.73
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class F-2 – actual return	1,000.00	1,107.16	.52	.10	2.46	.47
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	1,107.84	.05	.01	1.99	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,101.56	5.78	1.11	7.71	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2 – actual return	1,000.00	1,102.25	5.84	1.12	7.77	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	1,103.86	4.28	.82	6.21	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.96	1.19
Class R-3 – actual return	1,000.00	1,104.94	3.44	.66	5.38	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	1,106.13	1.88	.36	3.81	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,107.44	.84	.16	2.77	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,107.65	.31	.06	2.25	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,108.03	.05	.01	1.99	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2045 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,104.29	$1.77	.34%	$3.65	.70%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.51	.70
Class C – actual return	1,000.00	1,100.49	5.62	1.08	7.50	1.44
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.20	1.44
Class T – actual return	1,000.00	1,106.25	.05	.01	1.93	.37
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class F-1 – actual return	1,000.00	1,104.03	1.88	.36	3.76	.72
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class F-2 – actual return	1,000.00	1,105.59	.52	.10	2.40	.46
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.31	.46
Class F-3 – actual return	1,000.00	1,106.43	.05	.01	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	1,100.53	5.78	1.11	7.66	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class R-2 – actual return	1,000.00	1,100.14	5.83	1.12	7.71	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class R-2E – actual return	1,000.00	1,101.53	4.27	.82	6.15	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.91	1.18
Class R-3 – actual return	1,000.00	1,102.75	3.44	.66	5.32	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.11	1.02
Class R-4 – actual return	1,000.00	1,103.96	1.88	.36	3.76	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5E – actual return	1,000.00	1,105.35	.84	.16	2.71	.52
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class R-5 – actual return	1,000.00	1,106.06	.31	.06	2.19	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,106.51	.05	.01	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37

Refer to the end of the tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2040 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,102.79	$1.77	.34%	$3.65	.70%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.51	.70
Class C – actual return	1,000.00	1,098.19	5.62	1.08	7.49	1.44
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.20	1.44
Class T – actual return	1,000.00	1,104.75	.05	.01	1.93	.37
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class F-1 – actual return	1,000.00	1,102.43	1.88	.36	3.75	.72
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class F-2 – actual return	1,000.00	1,104.19	.52	.10	2.40	.46
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.31	.46
Class F-3 – actual return	1,000.00	1,104.22	.05	.01	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	1,098.88	5.78	1.11	7.65	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class R-2 – actual return	1,000.00	1,098.18	5.77	1.11	7.65	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class R-2E – actual return	1,000.00	1,099.45	4.27	.82	6.14	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.91	1.18
Class R-3 – actual return	1,000.00	1,100.37	3.44	.66	5.31	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.11	1.02
Class R-4 – actual return	1,000.00	1,103.11	1.88	.36	3.75	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5E – actual return	1,000.00	1,103.84	.83	.16	2.71	.52
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class R-5 – actual return	1,000.00	1,104.04	.31	.06	2.19	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,104.48	.05	.01	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2035 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,095.60	$1.77	.34%	$3.53	.68%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.41	.68
Class C – actual return	1,000.00	1,091.92	5.65	1.09	7.42	1.43
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.15	1.43
Class T – actual return	1,000.00	1,097.49	.05	.01	1.82	.35
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.76	.35
Class F-1 – actual return	1,000.00	1,095.75	1.87	.36	3.64	.70
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70
Class F-2 – actual return	1,000.00	1,097.57	.52	.10	2.29	.44
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.21	.44
Class F-3 – actual return	1,000.00	1,097.69	.05	.01	1.82	.35
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.76	.35
Class R-1 – actual return	1,000.00	1,091.76	5.71	1.10	7.47	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.20	1.44
Class R-2 – actual return	1,000.00	1,091.33	5.76	1.11	7.52	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.25	1.45
Class R-2E – actual return	1,000.00	1,093.51	4.26	.82	6.02	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.81	1.16
Class R-3 – actual return	1,000.00	1,094.51	3.43	.66	5.19	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.01	1.00
Class R-4 – actual return	1,000.00	1,096.06	1.87	.36	3.64	.70
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70
Class R-5E – actual return	1,000.00	1,096.47	.83	.16	2.60	.50
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.51	.50
Class R-5 – actual return	1,000.00	1,097.59	.31	.06	2.08	.40
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	1,097.33	.05	.01	1.82	.35
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.76	.35

Refer to the end of the tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2030 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,089.28	$1.81	.35%	$3.47	.67%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.36	.67
Class C – actual return	1,000.00	1,085.17	5.58	1.08	7.24	1.40
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.00	1.40
Class T – actual return	1,000.00	1,091.30	.05	.01	1.71	.33
Class T – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class F-1 – actual return	1,000.00	1,088.78	1.86	.36	3.52	.68
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class F-2 – actual return	1,000.00	1,090.59	.52	.10	2.18	.42
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.11	.42
Class F-3 – actual return	1,000.00	1,091.35	.05	.01	1.71	.33
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	1,084.49	5.74	1.11	7.39	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.15	1.43
Class R-2 – actual return	1,000.00	1,085.12	5.79	1.12	7.44	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class R-2E – actual return	1,000.00	1,086.44	4.24	.82	5.90	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.71	1.14
Class R-3 – actual return	1,000.00	1,087.36	3.42	.66	5.07	.98
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.91	.98
Class R-4 – actual return	1,000.00	1,088.97	1.86	.36	3.52	.68
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class R-5E – actual return	1,000.00	1,090.12	.83	.16	2.49	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,090.63	.31	.06	1.97	.38
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	1,090.29	.05	.01	1.71	.33
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2025 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,081.67	$1.75	.34%	$3.35	.65%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.26	.65
Class C – actual return	1,000.00	1,077.35	5.56	1.08	7.16	1.39
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.95	1.39
Class T – actual return	1,000.00	1,083.78	.10	.02	1.70	.33
Class T – assumed 5% return	1,000.00	1,024.70	.10	.02	1.66	.33
Class F-1 – actual return	1,000.00	1,082.07	1.86	.36	3.46	.67
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.36	.67
Class F-2 – actual return	1,000.00	1,083.02	.52	.10	2.12	.41
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.06	.41
Class F-3 – actual return	1,000.00	1,082.96	.05	.01	1.65	.32
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.61	.32
Class R-1 – actual return	1,000.00	1,077.48	5.67	1.10	7.26	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.05	1.41
Class R-2 – actual return	1,000.00	1,077.22	5.72	1.11	7.31	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.10	1.42
Class R-2E – actual return	1,000.00	1,079.22	4.23	.82	5.83	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.66	1.13
Class R-3 – actual return	1,000.00	1,080.34	3.40	.66	5.00	.97
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.86	.97
Class R-4 – actual return	1,000.00	1,081.39	1.86	.36	3.46	.67
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.36	.67
Class R-5E – actual return	1,000.00	1,083.17	.83	.16	2.43	.47
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.36	.47
Class R-5 – actual return	1,000.00	1,083.26	.31	.06	1.91	.37
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37
Class R-6 – actual return	1,000.00	1,084.16	.05	.01	1.65	.32
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.61	.32

Refer to the end of the tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2020 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,075.02	$1.70	.33%	$3.19	.62%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.11	.62
Class C – actual return	1,000.00	1,071.87	5.60	1.09	7.09	1.38
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	6.90	1.38
Class T – actual return	1,000.00	1,077.13	.21	.04	1.70	.33
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.66	.33
Class F-1 – actual return	1,000.00	1,075.06	1.85	.36	3.34	.65
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class F-2 – actual return	1,000.00	1,077.02	.51	.10	2.01	.39
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	1.96	.39
Class F-3 – actual return	1,000.00	1,076.91	.05	.01	1.54	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	1,071.86	5.65	1.10	7.14	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.95	1.39
Class R-2 – actual return	1,000.00	1,071.65	5.70	1.11	7.19	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.00	1.40
Class R-2E – actual return	1,000.00	1,073.32	4.22	.82	5.71	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.56	1.11
Class R-3 – actual return	1,000.00	1,074.21	3.39	.66	4.89	.95
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class R-4 – actual return	1,000.00	1,075.30	1.85	.36	3.34	.65
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class R-5E – actual return	1,000.00	1,077.23	.82	.16	2.32	.45
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class R-5 – actual return	1,000.00	1,077.38	.31	.06	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,077.46	.05	.01	1.55	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2015 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,070.84	$1.75	.34%	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class C – actual return	1,000.00	1,067.36	5.54	1.08	7.02	1.37
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.85	1.37
Class T – actual return	1,000.00	1,072.91	.21	.04	1.70	.33
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.66	.33
Class F-1 – actual return	1,000.00	1,071.54	1.85	.36	3.34	.65
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class F-2 – actual return	1,000.00	1,072.74	.51	.10	2.00	.39
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	1.96	.39
Class F-3 – actual return	1,000.00	1,072.63	.05	.01	1.54	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	1,067.30	5.64	1.10	7.12	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.95	1.39
Class R-2 – actual return	1,000.00	1,067.25	5.69	1.11	7.18	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.00	1.40
Class R-2E – actual return	1,000.00	1,068.88	4.21	.82	5.69	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.56	1.11
Class R-3 – actual return	1,000.00	1,070.19	3.39	.66	4.88	.95
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class R-4 – actual return	1,000.00	1,070.33	1.85	.36	3.34	.65
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class R-5E – actual return	1,000.00	1,072.18	.82	.16	2.31	.45
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class R-5 – actual return	1,000.00	1,072.48	.31	.06	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,072.48	.05	.01	1.54	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

Refer to the end of the tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2010 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,067.42	$1.74	.34%	$3.18	.62%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.11	.62
Class C – actual return	1,000.00	1,062.55	5.52	1.08	6.96	1.36
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.80	1.36
Class T – actual return	1,000.00	1,068.67	.21	.04	1.64	.32
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.61	.32
Class F-1 – actual return	1,000.00	1,067.09	1.85	.36	3.28	.64
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class F-2 – actual return	1,000.00	1,068.65	.51	.10	1.95	.38
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	1.91	.38
Class F-3 – actual return	1,000.00	1,069.37	.05	.01	1.49	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29
Class R-1 – actual return	1,000.00	1,062.97	5.68	1.11	7.11	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	6.95	1.39
Class R-2 – actual return	1,000.00	1,063.26	5.73	1.12	7.16	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.00	1.40
Class R-2E – actual return	1,000.00	1,064.66	4.20	.82	5.63	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.51	1.10
Class R-3 – actual return	1,000.00	1,065.23	3.38	.66	4.81	.94
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.71	.94
Class R-4 – actual return	1,000.00	1,067.13	1.85	.36	3.28	.64
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class R-5E – actual return	1,000.00	1,067.92	.82	.16	2.26	.44
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.21	.44
Class R-5 – actual return	1,000.00	1,068.34	.31	.06	1.74	.34
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class R-6 – actual return	1,000.00	1,069.17	.05	.01	1.49	.29
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Target Date Retirement Series	107

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

108	American Funds Target Date Retirement Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	109

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

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116	American Funds Target Date Retirement Series

Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 91% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class R-6 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class R-6 share results as of December 31, 2022. Ten of the 12 taxable fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class R-6 shares were first offered on May 1, 2009. Class R-6 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after May 1, 2009, also include hypothetical returns because those funds’ Class R-6 shares sold after the funds’ date of first offering. For Short-Term Bond Fund of America, shares first sold on November 20, 2009; results prior to that date are hypothetical, except for the period between May 7, 2009, and June 15, 2009, a short period when the fund had shareholders and actual results were calculated. Refer to each fund’s prospectus for more information on specific expenses.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023